UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-643-9691


                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 57.34%

AMUSEMENT & RECREATION SERVICES - 0.13%
        2,335   HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $       197,191
        4,239   INTERNATIONAL GAME TECHNOLOGY                                                                               171,171

                                                                                                                            368,362
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.28%
        1,106   ABERCROMBIE & FITCH COMPANY CLASS A                                                                          83,702
        6,603   GAP INCORPORATED                                                                                            113,638
        4,098   KOHL'S CORPORATION+                                                                                         313,948
        4,286   LIMITED BRANDS INCORPORATED                                                                                 111,693
        2,866   NORDSTROM INCORPORATED                                                                                      151,726

                                                                                                                            774,707
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.09%
        1,359   JONES APPAREL GROUP INCORPORATED                                                                             41,762
        1,296   LIZ CLAIBORNE INCORPORATED                                                                                   55,534
          767   POLO RALPH LAUREN CORPORATION                                                                                67,611
        1,128   VF CORPORATION                                                                                               93,195

                                                                                                                            258,102
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
        1,886   AUTONATION INCORPORATED+<<                                                                                   40,059
          622   AUTOZONE INCORPORATED+                                                                                       79,703

                                                                                                                            119,762
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
          760   RYDER SYSTEM INCORPORATED                                                                                    37,498
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.32%
        4,731   CELGENE CORPORATION+<<                                                                                      248,188
        3,301   GENZYME CORPORATION+                                                                                        198,126
        5,823   GILEAD SCIENCES INCORPORATED+                                                                               445,460

                                                                                                                            891,774
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.12%
        1,496   CENTEX CORPORATION                                                                                           62,503
        3,421   D.R. HORTON INCORPORATED                                                                                     75,262
          963   KB HOME                                                                                                      41,091
        1,728   LENNAR CORPORATION CLASS A<<                                                                                 72,939
        2,662   PULTE HOMES INCORPORATED<<                                                                                   70,437

                                                                                                                            322,232
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.59%
       25,575   HOME DEPOT INCORPORATED                                                                                     939,626
       19,083   LOWE'S COMPANIES INCORPORATED                                                                               600,924
        1,398   SHERWIN-WILLIAMS COMPANY                                                                                     92,324

                                                                                                                          1,632,874
                                                                                                                    ---------------
BUSINESS SERVICES - 4.28%
        7,374   ADOBE SYSTEMS INCORPORATED+                                                                                 307,496
        1,239   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           72,952
        2,903   AUTODESK INCORPORATED+                                                                                      109,153
        6,896   AUTOMATIC DATA PROCESSING INCORPORATED                                                                      333,766

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
        2,556   BMC SOFTWARE INCORPORATED+                                                                          $        78,699
        5,154   CA INCORPORATED                                                                                             133,540
       75,692   CISCO SYSTEMS INCORPORATED+                                                                               1,932,417
        2,263   CITRIX SYSTEMS INCORPORATED+                                                                                 72,484
        1,788   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                         157,827
        2,170   COMPUTER SCIENCES CORPORATION+                                                                              113,122
        4,063   COMPUWARE CORPORATION+                                                                                       38,558
        1,712   CONVERGYS CORPORATION+                                                                                       43,502
       14,239   EBAY INCORPORATED+                                                                                          472,023
        3,885   ELECTRONIC ARTS INCORPORATED+                                                                               195,649
        6,446   ELECTRONIC DATA SYSTEMS CORPORATION                                                                         178,425
        1,564   EQUIFAX INCORPORATED                                                                                         57,008
        2,039   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                          92,693
        9,436   FIRST DATA CORPORATION                                                                                      253,828
        2,137   FISERV INCORPORATED+                                                                                        113,389
        2,727   GOOGLE INCORPORATED CLASS A+                                                                              1,249,402
        2,445   IMS HEALTH INCORPORATED                                                                                      72,519
        5,873   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               72,297
        4,292   INTUIT INCORPORATED+                                                                                        117,429
        7,133   JUNIPER NETWORKS INCORPORATED+                                                                              140,377
      107,988   MICROSOFT CORPORATION                                                                                     3,009,626
        1,610   MONSTER WORLDWIDE INCORPORATED+                                                                              76,266
        2,243   NCR CORPORATION+                                                                                            107,148
        4,248   NOVELL INCORPORATED+                                                                                         30,671
        2,094   OMNICOM GROUP INCORPORATED                                                                                  214,384
       50,005   ORACLE CORPORATION+                                                                                         906,591
        2,104   ROBERT HALF INTERNATIONAL INCORPORATED                                                                       77,869
       45,123   SUN MICROSYSTEMS INCORPORATED+                                                                              271,189
       11,586   SYMANTEC CORPORATION+<<                                                                                     200,438
        4,326   UNISYS CORPORATION+<<                                                                                        36,468
        3,072   VERISIGN INCORPORATED+                                                                                       77,169
       15,299   YAHOO! INCORPORATED+<<                                                                                      478,706

                                                                                                                         11,895,080
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 6.07%
       19,337   ABBOTT LABORATORIES                                                                                       1,079,005
        2,712   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       200,390
       14,630   AMGEN INCORPORATED+                                                                                         817,524
        1,148   AVERY DENNISON CORPORATION                                                                                   73,770
        5,527   AVON PRODUCTS INCORPORATED                                                                                  205,936
        1,336   BARR PHARMACEUTICALS INCORPORATED+                                                                           61,924
        4,291   BIOGEN IDEC INCORPORATED+                                                                                   190,435
       25,307   BRISTOL-MYERS SQUIBB COMPANY                                                                                702,522
        1,895   CLOROX COMPANY                                                                                              120,693
        6,433   COLGATE-PALMOLIVE COMPANY                                                                                   429,660
       12,020   DOW CHEMICAL COMPANY                                                                                        551,237
       11,580   E.I. DU PONT DE NEMOURS & COMPANY                                                                           572,399
        1,048   EASTMAN CHEMICAL COMPANY                                                                                     66,370
        2,230   ECOLAB INCORPORATED                                                                                          95,890
       12,363   ELI LILLY & COMPANY                                                                                         664,017
        1,457   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                  71,174
        3,983   FOREST LABORATORIES INCORPORATED+<<                                                                         204,886
        1,954   HOSPIRA INCORPORATED+                                                                                        79,919
          978   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              46,181
       36,267   JOHNSON & JOHNSON                                                                                         2,185,449
        3,047   KING PHARMACEUTICALS INCORPORATED+                                                                           59,934
        2,979   MEDIMMUNE INCORPORATED+<<                                                                                   108,406
       27,149   MERCK & COMPANY INCORPORATED                                                                              1,199,171
        6,811   MONSANTO COMPANY                                                                                            374,333
        3,067   MYLAN LABORATORIES INCORPORATED                                                                              64,836
       88,811   PFIZER INCORPORATED                                                                                       2,243,366
        2,054   PPG INDUSTRIES INCORPORATED                                                                                 144,417

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
        4,014   PRAXAIR INCORPORATED                                                                                $       252,721
       39,542   PROCTER & GAMBLE COMPANY                                                                                  2,497,473
        1,783   ROHM & HAAS COMPANY                                                                                          92,217
       18,644   SCHERING-PLOUGH CORPORATION                                                                                 475,608
        1,655   SIGMA-ALDRICH CORPORATION                                                                                    68,716
       16,869   WYETH                                                                                                       843,956

                                                                                                                         16,844,535
                                                                                                                    ---------------
COAL MINING - 0.08%
        2,287   CONSOL ENERGY INCORPORATED                                                                                   89,490
        3,316   PEABODY ENERGY CORPORATION                                                                                  133,436

                                                                                                                            222,926
                                                                                                                    ---------------
COMMUNICATIONS - 2.70%
        4,514   ALLTEL CORPORATION                                                                                          279,868
       78,249   AT&T INCORPORATED                                                                                         3,085,358
        5,681   AVAYA INCORPORATED+                                                                                          67,093
        1,395   CENTURYTEL INCORPORATED                                                                                      63,040
        6,218   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                   217,879
       38,975   COMCAST CORPORATION CLASS A+<<                                                                            1,011,388
        9,707   DIRECTV GROUP INCORPORATED+                                                                                 223,940
        1,887   EMBARQ CORPORATION                                                                                          106,332
        2,721   IAC INTERACTIVECORP+                                                                                        102,609
       19,656   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                          176,707
       36,374   SPRINT NEXTEL CORPORATION<<                                                                                 689,651
       36,466   VERIZON COMMUNICATIONS INCORPORATED                                                                       1,382,791
        5,974   WINDSTREAM CORPORATION                                                                                       87,758

                                                                                                                          7,494,414
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 5.95%
       56,045   BANK OF AMERICA CORPORATION                                                                               2,859,416
        9,473   BANK OF NEW YORK COMPANY INCORPORATED                                                                       384,130
        6,792   BB&T CORPORATION                                                                                            278,608
       61,436   CITIGROUP INCORPORATED                                                                                    3,154,124
        1,975   COMERICA INCORPORATED                                                                                       116,762
        2,350   COMMERCE BANCORP INCORPORATED                                                                                78,443
        1,633   COMPASS BANCSHARES INCORPORATED                                                                             112,350
        6,970   FIFTH THIRD BANCORP                                                                                         269,669
        1,570   FIRST HORIZON NATIONAL CORPORATION                                                                           65,202
        6,202   HUDSON CITY BANCORP INCORPORATED                                                                             84,843
        2,951   HUNTINGTON BANCSHARES INCORPORATED<<                                                                         64,479
       43,527   JPMORGAN CHASE & COMPANY                                                                                  2,105,836
        4,961   KEYCORP                                                                                                     185,889
          962   M&T BANK CORPORATION                                                                                        111,428
        3,204   MARSHALL & ILSLEY CORPORATION                                                                               148,377
        5,212   MELLON FINANCIAL CORPORATION<<                                                                              224,846
        7,424   NATIONAL CITY CORPORATION<<                                                                                 276,544
        2,363   NORTHERN TRUST CORPORATION                                                                                  142,111
        4,338   PNC FINANCIAL SERVICES GROUP                                                                                312,206
        9,170   REGIONS FINANCIAL CORPORATION                                                                               324,343
        4,525   SOVEREIGN BANCORP INCORPORATED                                                                              115,116
        4,183   STATE STREET CORPORATION                                                                                    270,849
        4,452   SUNTRUST BANKS INCORPORATED                                                                                 369,694
        4,092   SYNOVUS FINANCIAL CORPORATION                                                                               132,335
       22,196   US BANCORP                                                                                                  776,194
       23,881   WACHOVIA CORPORATION                                                                                      1,314,649
       11,142   WASHINGTON MUTUAL INCORPORATED                                                                              449,914
       42,339   WELLS FARGO & COMPANY++                                                                                   1,457,732
        9,674   WESTERN UNION COMPANY                                                                                       212,344

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)
        1,378   ZIONS BANCORPORATION                                                                                $       116,469

                                                                                                                         16,514,902
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.35%
        1,819   DARDEN RESTAURANTS INCORPORATED                                                                              74,925
       15,081   MCDONALD'S CORPORATION                                                                                      679,399
        1,087   WENDY'S INTERNATIONAL INCORPORATED                                                                           34,023
        3,303   YUM! BRANDS INCORPORATED                                                                                    190,781

                                                                                                                            979,128
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 0.03%
        1,753   APOLLO GROUP INCORPORATED CLASS A+                                                                           76,957
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 2.51%
        8,323   AES CORPORATION+                                                                                            179,111
        2,060   ALLEGHENY ENERGY INCORPORATED+                                                                              101,228
        3,195   ALLIED WASTE INDUSTRIES INCORPORATED+                                                                        40,225
        2,589   AMEREN CORPORATION<<                                                                                        130,227
        4,971   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                242,336
        4,011   CENTERPOINT ENERGY INCORPORATED<<                                                                            71,957
        4,245   CITIZENS COMMUNICATIONS COMPANY<<                                                                            63,463
        2,797   CMS ENERGY CORPORATION<<                                                                                     49,787
        3,228   CONSOLIDATED EDISON INCORPORATED                                                                            164,822
        2,264   CONSTELLATION ENERGY GROUP INCORPORATED                                                                     196,855
        4,373   DOMINION RESOURCES INCORPORATED                                                                             388,191
        2,219   DTE ENERGY COMPANY<<                                                                                        106,290
       15,753   DUKE ENERGY CORPORATION                                                                                     319,628
        4,743   DYNEGY INCORPORATED CLASS A+                                                                                 43,920
        4,082   EDISON INTERNATIONAL                                                                                        200,549
        8,751   EL PASO CORPORATION                                                                                         126,627
        2,485   ENTERGY CORPORATION                                                                                         260,726
        8,398   EXELON CORPORATION                                                                                          577,027
        4,000   FIRSTENERGY CORPORATION<<                                                                                   264,960
        5,082   FPL GROUP INCORPORATED<<                                                                                    310,866
          941   INTEGRYS ENERGY GROUP INCORPORATED                                                                           52,235
        2,200   KEYSPAN CORPORATION                                                                                          90,530
        1,345   KINDER MORGAN INCORPORATED                                                                                  143,175
          562   NICOR INCORPORATED                                                                                           27,212
        3,431   NISOURCE INCORPORATED                                                                                        83,854
        4,396   PG&E CORPORATION                                                                                            212,195
        1,253   PINNACLE WEST CAPITAL CORPORATION                                                                            60,457
        4,825   PPL CORPORATION                                                                                             197,343
        3,222   PROGRESS ENERGY INCORPORATED                                                                                162,518
        3,167   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                262,988
        1,077   QUESTAR CORPORATION                                                                                          96,079
        3,294   SEMPRA ENERGY                                                                                               200,967
        7,868   SPECTRA ENERGY CORPORATION                                                                                  206,692
        2,626   TECO ENERGY INCORPORATED                                                                                     45,193
        9,381   THE SOUTHERN COMPANY<<                                                                                      343,814
        5,755   TXU CORPORATION                                                                                             368,896
        6,680   WASTE MANAGEMENT INCORPORATED                                                                               229,859
        7,492   WILLIAMS COMPANIES INCORPORATED                                                                             213,222
        5,109   XCEL ENERGY INCORPORATED                                                                                    126,141

                                                                                                                          6,962,165
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.39%
        1,469   ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                       24,591
        6,954   ADVANCED MICRO DEVICES INCORPORATED+                                                                         90,819
        4,468   ALTERA CORPORATION                                                                                           89,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        4,182   ANALOG DEVICES INCORPORATED<<                                                                       $       144,237
        5,909   BROADCOM CORPORATION CLASS A+                                                                               189,502
        1,066   CIENA CORPORATION+                                                                                           29,795
        2,287   COOPER INDUSTRIES LIMITED CLASS A                                                                           102,892
        9,998   EMERSON ELECTRIC COMPANY                                                                                    430,814
      128,865   GENERAL ELECTRIC COMPANY                                                                                  4,556,666
          820   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 78,786
        2,314   JABIL CIRCUIT INCORPORATED                                                                                   49,543
        2,646   JDS UNIPHASE CORPORATION+<<                                                                                  40,299
        2,502   KLA-TENCOR CORPORATION                                                                                      133,407
        1,560   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    136,453
        3,750   LINEAR TECHNOLOGY CORPORATION                                                                               118,463
        5,068   LSI LOGIC CORPORATION+<<                                                                                     52,910
        4,018   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      118,129
        9,458   MICRON TECHNOLOGY INCORPORATED+                                                                             114,253
        1,776   MOLEX INCORPORATED                                                                                           50,083
       29,955   MOTOROLA INCORPORATED                                                                                       529,305
        3,554   NATIONAL SEMICONDUCTOR CORPORATION                                                                           85,794
        4,650   NETWORK APPLIANCE INCORPORATED+                                                                             169,818
        1,575   NOVELLUS SYSTEMS INCORPORATED+                                                                               50,432
        4,455   NVIDIA CORPORATION+                                                                                         128,215
        2,661   PMC-SIERRA INCORPORATED+<<                                                                                   18,654
        1,993   QLOGIC CORPORATION+                                                                                          33,881
       20,759   QUALCOMM INCORPORATED                                                                                       885,579
        2,108   ROCKWELL COLLINS INCORPORATED                                                                               141,088
        6,642   SANMINA-SCI CORPORATION+                                                                                     24,044
        5,480   TELLABS INCORPORATED+                                                                                        54,252
       18,088   TEXAS INSTRUMENTS INCORPORATED                                                                              544,449
          986   WHIRLPOOL CORPORATION<<                                                                                      83,721
        4,158   XILINX INCORPORATED<<                                                                                       106,985

                                                                                                                          9,407,174
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.16%
        1,101   FLUOR CORPORATION                                                                                            98,782
        2,931   MOODY'S CORPORATION                                                                                         181,898
        4,250   PAYCHEX INCORPORATED                                                                                        160,948

                                                                                                                            441,628
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
        1,291   BALL CORPORATION                                                                                             59,192
        1,910   FORTUNE BRANDS INCORPORATED                                                                                 150,546
        5,182   ILLINOIS TOOL WORKS INCORPORATED                                                                            267,391
          738   SNAP-ON INCORPORATED                                                                                         35,498

                                                                                                                            512,627
                                                                                                                    ---------------
FINANCIAL SERVICES - 0.02%
        2,377   JANUS CAPITAL GROUP INCORPORATED                                                                             49,703
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.79%
        9,560   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       482,398
        8,179   ARCHER DANIELS MIDLAND COMPANY                                                                              300,169
        2,736   CAMPBELL SOUP COMPANY                                                                                       106,567
        3,487   COCA-COLA ENTERPRISES INCORPORATED                                                                           70,612
        6,330   CONAGRA FOODS INCORPORATED                                                                                  157,680
        2,643   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                   55,979
        4,325   GENERAL MILLS INCORPORATED                                                                                  251,802
        4,070   H.J. HEINZ COMPANY                                                                                          191,778
        1,458   HERCULES INCORPORATED+                                                                                       28,489
        3,141   KELLOGG COMPANY<<                                                                                           161,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS (continued)
        1,631   MCCORMICK & COMPANY INCORPORATED                                                                    $        62,826
          588   MOLSON COORS BREWING COMPANY                                                                                 55,637
        1,647   PEPSI BOTTLING GROUP INCORPORATED                                                                            52,523
       20,524   PEPSICO INCORPORATED                                                                                      1,304,505
        9,191   SARA LEE CORPORATION                                                                                        155,512
       25,242   THE COCA-COLA COMPANY                                                                                     1,211,616
        2,168   THE HERSHEY COMPANY                                                                                         118,503
        3,161   TYSON FOODS INCORPORATED CLASS A                                                                             61,355
        2,733   WM. WRIGLEY JR. COMPANY                                                                                     139,192

                                                                                                                          4,968,685
                                                                                                                    ---------------
FOOD STORES - 0.30%
        8,871   KROGER COMPANY                                                                                              250,606
        5,520   SAFEWAY INCORPORATED                                                                                        202,253
        9,410   STARBUCKS CORPORATION+                                                                                      295,098
        1,761   WHOLE FOODS MARKET INCORPORATED                                                                              78,981

                                                                                                                            826,938
                                                                                                                    ---------------
FORESTRY - 0.07%
        2,646   WEYERHAEUSER COMPANY<<                                                                                      197,762
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.11%
        2,223   LEGGETT & PLATT INCORPORATED                                                                                 50,395
        4,907   MASCO CORPORATION                                                                                           134,452
        3,478   NEWELL RUBBERMAID INCORPORATED                                                                              108,131

                                                                                                                            292,978
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.13%
        1,372   BIG LOTS INCORPORATED+<<                                                                                     42,916
        3,910   DOLLAR GENERAL CORPORATION                                                                                   82,697
        1,900   FAMILY DOLLAR STORES INCORPORATED                                                                            56,278
        6,582   FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                  296,519
        2,819   JC PENNEY COMPANY INCORPORATED<<                                                                            231,609
        1,041   SEARS HOLDINGS CORPORATION+                                                                                 187,547
       10,763   TARGET CORPORATION                                                                                          637,815
        5,703   TJX COMPANIES INCORPORATED                                                                                  153,753
       30,817   WAL-MART STORES INCORPORATED                                                                              1,446,858

                                                                                                                          3,135,992
                                                                                                                    ---------------
HEALTH SERVICES - 0.31%
        5,016   CARDINAL HEALTH INCORPORATED                                                                                365,917
        1,533   LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 111,342
          913   MANOR CARE INCORPORATED                                                                                      49,631
        3,609   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        261,761
        5,910   TENET HEALTHCARE CORPORATION+                                                                                38,001
        1,284   WATSON PHARMACEUTICALS INCORPORATED+                                                                         33,936

                                                                                                                            860,588
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.74%
        1,222   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                            70,497
        2,761   ARCHSTONE-SMITH TRUST                                                                                       149,867
          994   AVALONBAY COMMUNITIES INCORPORATED                                                                          129,220
        1,490   BOSTON PROPERTIES INCORPORATED                                                                              174,926
        1,589   DEVELOPERS DIVERSIFIED REALTY CORPORATION<<                                                                  99,948
        3,684   EQUITY RESIDENTIAL                                                                                          177,679
        6,526   HOST HOTELS & RESORTS INCORPORATED                                                                          171,699

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
        2,832   KIMCO REALTY CORPORATION                                                                            $       138,032
        2,221   PLUM CREEK TIMBER COMPANY                                                                                    87,552
        3,211   PROLOGIS                                                                                                    208,490
        1,537   PUBLIC STORAGE INCORPORATED                                                                                 145,508
        2,776   SIMON PROPERTY GROUP INCORPORATED<<                                                                         308,830
        1,633   VORNADO REALTY TRUST<<                                                                                      194,882

                                                                                                                          2,057,130
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
        3,551   BED BATH & BEYOND INCORPORATED+                                                                             142,644
        5,073   BEST BUY COMPANY INCORPORATED                                                                               247,157
        1,783   CIRCUIT CITY STORES INCORPORATED                                                                             33,039

                                                                                                                            422,840
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.23%
        4,874   HILTON HOTELS CORPORATION<<                                                                                 175,269
        4,132   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 202,303
        2,692   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                          174,576
        2,367   WYNDHAM WORLDWIDE CORPORATION+                                                                               80,833

                                                                                                                            632,981
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.74%
        9,196   3M COMPANY                                                                                                  702,850
        2,189   AMERICAN STANDARD COMPANIES INCORPORATED                                                                    116,061
       10,800   APPLE INCORPORATED+                                                                                       1,003,428
       17,505   APPLIED MATERIALS INCORPORATED                                                                              320,692
        4,013   BAKER HUGHES INCORPORATED                                                                                   265,380
          822   BLACK & DECKER CORPORATION                                                                                   67,092
        8,093   CATERPILLAR INCORPORATED                                                                                    542,474
          652   CUMMINS INCORPORATED                                                                                         94,357
        2,842   DEERE & COMPANY                                                                                             308,755
       28,467   DELL INCORPORATED+                                                                                          660,719
        2,565   DOVER CORPORATION                                                                                           125,198
        1,832   EATON CORPORATION                                                                                           153,082
       26,418   EMC CORPORATION+                                                                                            365,889
       33,540   HEWLETT-PACKARD COMPANY                                                                                   1,346,296
        3,857   INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                      167,278
       72,270   INTEL CORPORATION                                                                                         1,382,525
       18,866   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,778,309
        1,203   LEXMARK INTERNATIONAL INCORPORATED+<<                                                                        70,327
        2,203   NATIONAL OILWELL VARCO INCORPORATED+<<                                                                      171,371
        1,541   PALL CORPORATION                                                                                             58,558
        1,450   PARKER HANNIFIN CORPORATION                                                                                 125,150
        2,760   PITNEY BOWES INCORPORATED                                                                                   125,276
        2,849   SANDISK CORPORATION+<<                                                                                      124,786
        2,498   SMITH INTERNATIONAL INCORPORATED<<                                                                          120,029
       11,329   SOLECTRON CORPORATION+                                                                                       35,686
        1,037   STANLEY WORKS                                                                                                57,408
        1,285   TEREX CORPORATION+                                                                                           92,221

                                                                                                                         10,381,197
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
        3,739   AON CORPORATION<<                                                                                           141,932
        2,089   HUMANA INCORPORATED+                                                                                        121,204
        6,927   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                     202,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
        4,294   UNUMPROVIDENT CORPORATION<<                                                                         $        98,891

                                                                                                                            564,919
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.30%
        4,094   ACE LIMITED                                                                                                 233,604
        6,471   AETNA INCORPORATED                                                                                          283,365
        6,164   AFLAC INCORPORATED                                                                                          290,078
        7,753   ALLSTATE CORPORATION                                                                                        465,645
        1,282   AMBAC FINANCIAL GROUP INCORPORATED<<                                                                        110,752
       32,602   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,191,506
        5,120   CHUBB CORPORATION                                                                                           264,550
        1,221   CIGNA CORPORATION                                                                                           174,188
        2,165   CINCINNATI FINANCIAL CORPORATION                                                                             91,796
        5,523   GENWORTH FINANCIAL INCORPORATED                                                                             192,974
        4,012   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                              383,467
        3,468   LINCOLN NATIONAL CORPORATION                                                                                235,096
        5,652   LOEWS CORPORATION                                                                                           256,770
        1,688   MBIA INCORPORATED                                                                                           110,547
        9,432   METLIFE INCORPORATED                                                                                        595,631
        1,040   MGIC INVESTMENT CORPORATION<<                                                                                61,277
        3,356   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      200,924
        9,329   PROGRESSIVE CORPORATION                                                                                     203,559
        5,877   PRUDENTIAL FINANCIAL INCORPORATED                                                                           530,458
        1,322   SAFECO CORPORATION                                                                                           87,820
        1,227   TORCHMARK CORPORATION                                                                                        80,479
        8,466   TRAVELERS COMPANIES INCORPORATED                                                                            438,285
       16,971   UNITEDHEALTH GROUP INCORPORATED                                                                             898,954
        7,674   WELLPOINT INCORPORATED+                                                                                     622,361
        2,268   XL CAPITAL LIMITED CLASS A                                                                                  158,669

                                                                                                                          9,162,755
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS - 0.08%
        4,638   COACH INCORPORATED+                                                                                         232,132
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.83%
        5,058   AGILENT TECHNOLOGIES INCORPORATED+                                                                          170,404
        2,300   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                 68,011
          680   BAUSCH & LOMB INCORPORATED                                                                                   34,789
        3,065   BECTON DICKINSON & COMPANY                                                                                  235,668
       14,840   BOSTON SCIENTIFIC CORPORATION+                                                                              215,774
        1,294   C.R. BARD INCORPORATED                                                                                      102,886
        2,982   DANAHER CORPORATION                                                                                         213,064
        3,603   EASTMAN KODAK COMPANY<<                                                                                      81,284
          675   MILLIPORE CORPORATION+                                                                                       48,917
        1,526   PERKINELMER INCORPORATED                                                                                     36,960
        1,989   QUEST DIAGNOSTICS INCORPORATED                                                                               99,191
        5,591   RAYTHEON COMPANY                                                                                            293,304
        2,076   ROCKWELL AUTOMATION INCORPORATED                                                                            124,290
        1,024   TEKTRONIX INCORPORATED                                                                                       28,836
        2,378   TERADYNE INCORPORATED+                                                                                       39,332
        5,263   THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      246,045
        1,272   WATERS CORPORATION+                                                                                          73,776
       11,892   XEROX CORPORATION+                                                                                          200,856

                                                                                                                          2,313,387
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.34%
       14,431   MEDTRONIC INCORPORATED                                                                                      707,985
        4,313   ST. JUDE MEDICAL INCORPORATED+                                                                              162,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MEDICAL EQUIPMENT & SUPPLIES (continued)
        1,609   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                $        76,733

                                                                                                                            946,930
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 0.04%
        1,998   COVENTRY HEALTH CARE INCORPORATED+                                                                          111,988
                                                                                                                    ---------------
MEDICAL PRODUCTS - 0.46%
        1,926   ALLERGAN INCORPORATED                                                                                       213,439
        8,143   BAXTER INTERNATIONAL INCORPORATED                                                                           428,892
        3,069   BIOMET INCORPORATED                                                                                         130,402
        3,736   STRYKER CORPORATION                                                                                         247,772
        2,972   ZIMMER HOLDINGS INCORPORATED+                                                                               253,839

                                                                                                                          1,274,344
                                                                                                                    ---------------
METAL MINING - 0.20%
        4,697   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         310,894
        5,651   NEWMONT MINING CORPORATION                                                                                  237,285

                                                                                                                            548,179
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
        1,190   VULCAN MATERIALS COMPANY                                                                                    138,611
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
        2,015   HASBRO INCORPORATED                                                                                          57,669
        4,927   MATTEL INCORPORATED                                                                                         135,837
        1,696   TIFFANY & COMPANY<<                                                                                          77,134
       24,778   TYCO INTERNATIONAL LIMITED                                                                                  781,746

                                                                                                                          1,052,386
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 0.83%
        3,897   AMAZON.COM INCORPORATED+                                                                                    155,062
        5,668   COSTCO WHOLESALE CORPORATION                                                                                305,165
       19,301   CVS CORPORATION<<                                                                                           658,936
          762   DILLARD'S INCORPORATED CLASS A                                                                               24,940
        1,699   EXPRESS SCRIPTS INCORPORATED+                                                                               137,143
        3,464   OFFICE DEPOT INCORPORATED+                                                                                  121,725
          939   OFFICEMAX INCORPORATED                                                                                       49,523
        1,706   RADIOSHACK CORPORATION                                                                                       46,113
        8,985   STAPLES INCORPORATED                                                                                        232,172
       12,542   WALGREEN COMPANY                                                                                            575,552

                                                                                                                          2,306,331
                                                                                                                    ---------------
MOTION PICTURES - 0.90%
       29,402   NEWS CORPORATION CLASS A                                                                                    679,774
       47,815   TIME WARNER INCORPORATED                                                                                    942,912
       25,670   WALT DISNEY COMPANY                                                                                         883,818

                                                                                                                          2,506,504
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.49%
        3,848   FEDEX CORPORATION                                                                                           413,391
       13,364   UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                                936,816

                                                                                                                          1,350,207
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.08%
       14,942   AMERICAN EXPRESS COMPANY                                                                            $       842,729
        5,145   CAPITAL ONE FINANCIAL CORPORATION<<                                                                         388,242
        2,424   CIT GROUP INCORPORATED                                                                                      128,278
        7,391   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         248,633
       12,129   FANNIE MAE                                                                                                  662,001
        8,684   FREDDIE MAC                                                                                                 516,611
        5,144   SLM CORPORATION                                                                                             210,390

                                                                                                                          2,996,884
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.61%
        5,803   ANADARKO PETROLEUM CORPORATION                                                                              249,413
        4,147   APACHE CORPORATION                                                                                          293,193
        3,674   BJ SERVICES COMPANY                                                                                         102,505
        5,131   CHESAPEAKE ENERGY CORPORATION                                                                               158,445
        5,569   DEVON ENERGY CORPORATION                                                                                    385,486
        1,890   ENSCO INTERNATIONAL INCORPORATED                                                                            102,816
        3,057   EOG RESOURCES INCORPORATED                                                                                  218,086
       12,521   HALLIBURTON COMPANY<<                                                                                       397,417
        3,489   NABORS INDUSTRIES LIMITED+<<                                                                                103,519
        1,685   NOBLE CORPORATION                                                                                           132,576
       10,502   OCCIDENTAL PETROLEUM CORPORATION                                                                            517,854
        1,384   ROWAN COMPANIES INCORPORATED<<                                                                               44,938
       14,769   SCHLUMBERGER LIMITED                                                                                      1,020,538
        3,671   TRANSOCEAN INCORPORATED+                                                                                    299,921
        4,237   WEATHERFORD INTERNATIONAL LIMITED+<<                                                                        191,089
        4,611   XTO ENERGY INCORPORATED                                                                                     252,729

                                                                                                                          4,470,525
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.16%
        1,310   BEMIS COMPANY INCORPORATED                                                                                   43,741
        5,671   INTERNATIONAL PAPER COMPANY<<                                                                               206,424
        2,286   MEADWESTVACO CORPORATION                                                                                     70,500
        1,665   PACTIV CORPORATION+                                                                                          56,177
        1,317   TEMPLE-INLAND INCORPORATED                                                                                   78,678

                                                                                                                            455,520
                                                                                                                    ---------------
PERSONAL SERVICES - 0.05%
        1,701   CINTAS CORPORATION                                                                                           61,406
        4,039   H & R BLOCK INCORPORATED                                                                                     84,981

                                                                                                                            146,387
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.66%
          698   ASHLAND INCORPORATED                                                                                         45,789
       27,040   CHEVRON CORPORATION                                                                                       1,999,878
       20,603   CONOCOPHILLIPS                                                                                            1,408,215
       71,348   EXXON MOBIL CORPORATION                                                                                   5,383,207
        3,385   HESS CORPORATION                                                                                            187,766
        4,334   MARATHON OIL CORPORATION                                                                                    428,340
        2,351   MURPHY OIL CORPORATION                                                                                      125,543
        1,520   SUNOCO INCORPORATED                                                                                         107,069
        7,570   VALERO ENERGY CORPORATION                                                                                   488,189

                                                                                                                         10,173,996
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.32%
       10,896   ALCOA INCORPORATED                                                                                          369,374
        1,278   ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                       136,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
PRIMARY METAL INDUSTRIES (continued)
        3,773   NUCOR CORPORATION                                                                                   $       245,735
        1,484   UNITED STATES STEEL CORPORATION                                                                             147,168

                                                                                                                            898,627
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
        9,248   CBS CORPORATION CLASS B<<                                                                                   282,896
          818   DOW JONES & COMPANY INCORPORATED<<                                                                           28,196
        1,046   E.W. SCRIPPS COMPANY CLASS A                                                                                 46,735
        2,942   GANNETT COMPANY INCORPORATED                                                                                165,605
        4,447   MCGRAW-HILL COMPANIES INCORPORATED                                                                          279,636
          487   MEREDITH CORPORATION                                                                                         27,949
        1,803   NEW YORK TIMES COMPANY CLASS A<<                                                                             42,389
        2,736   RR DONNELLEY & SONS COMPANY                                                                                 100,110
        2,227   TRIBUNE COMPANY                                                                                              71,509
        8,673   VIACOM INCORPORATED CLASS B+<<                                                                              356,547

                                                                                                                          1,401,572
                                                                                                                    ---------------
RAILROAD TRANSPORTATION - 0.42%
        4,498   BURLINGTON NORTHERN SANTA FE CORPORATION                                                                    361,774
        5,473   CSX CORPORATION                                                                                             219,194
        4,974   NORFOLK SOUTHERN CORPORATION                                                                                251,684
        3,392   UNION PACIFIC CORPORATION                                                                                   344,458

                                                                                                                          1,177,110
                                                                                                                    ---------------
REAL ESTATE - 0.06%
        2,340   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                                 79,981
        2,727   REALOGY CORPORATION+                                                                                         80,746

                                                                                                                            160,727
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%
        2,020   SEALED AIR CORPORATION<<                                                                                     63,832
        2,258   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                          70,427

                                                                                                                            134,259
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.83%
        2,997   AMERIPRISE FINANCIAL INCORPORATED                                                                           171,249
        1,500   BEAR STEARNS COMPANIES INCORPORATED                                                                         225,525
       12,870   CHARLES SCHWAB CORPORATION                                                                                  235,392
          436   CHICAGO MERCANTILE EXCHANGE HOLDINGS INCORPORATED                                                           232,153
        5,353   E*TRADE FINANCIAL CORPORATION+                                                                              113,591
        1,116   FEDERATED INVESTORS INCORPORATED CLASS B                                                                     40,980
        2,097   FRANKLIN RESOURCES INCORPORATED                                                                             253,381
        5,155   GOLDMAN SACHS GROUP INCORPORATED                                                                          1,065,178
        1,648   LEGG MASON INCORPORATED                                                                                     155,258
        6,592   LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                       461,901
       11,082   MERRILL LYNCH & COMPANY INCORPORATED                                                                        905,067
       13,340   MORGAN STANLEY                                                                                            1,050,658
        3,324   T. ROWE PRICE GROUP INCORPORATED                                                                            156,860

                                                                                                                          5,067,193
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.16%
       19,671   CORNING INCORPORATED+                                                                                       447,319
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TOBACCO PRODUCTS - 0.92%
       26,298   ALTRIA GROUP INCORPORATED                                                                           $     2,309,227
        2,148   REYNOLDS AMERICAN INCORPORATED<<                                                                            134,057
        2,012   UST INCORPORATED<<                                                                                          116,656
                                                                                                                          2,559,940
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.05%
        9,880   SOUTHWEST AIRLINES COMPANY                                                                                  145,236
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.75%
        9,890   BOEING COMPANY                                                                                              879,320
        1,136   BRUNSWICK CORPORATION<<                                                                                      36,182
       23,716   FORD MOTOR COMPANY<<                                                                                        187,119
        5,084   GENERAL DYNAMICS CORPORATION                                                                                388,418
        7,088   GENERAL MOTORS CORPORATION<<                                                                                217,176
        2,136   GENUINE PARTS COMPANY                                                                                       104,664
        1,571   GOODRICH CORPORATION                                                                                         80,875
        3,227   HARLEY-DAVIDSON INCORPORATED                                                                                189,586
       10,024   HONEYWELL INTERNATIONAL INCORPORATED                                                                        461,705
        2,278   ITT CORPORATION                                                                                             137,409
        2,462   JOHNSON CONTROLS INCORPORATED                                                                               232,954
        4,447   LOCKHEED MARTIN CORPORATION                                                                                 431,448
        4,389   NORTHROP GRUMMAN CORPORATION                                                                                325,752
        3,111   PACCAR INCORPORATED                                                                                         228,347
        1,570   TEXTRON INCORPORATED                                                                                        140,986
       12,478   UNITED TECHNOLOGIES CORPORATION                                                                             811,070

                                                                                                                          4,853,011
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 0.04%
        2,169   CH ROBINSON WORLDWIDE INCORPORATED                                                                          103,570
                                                                                                                    ---------------
TRAVEL & RECREATION - 0.11%
        5,544   CARNIVAL CORPORATION                                                                                        259,792
        1,676   SABRE HOLDINGS CORPORATION                                                                                   54,889

                                                                                                                            314,681
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.40%
        2,374   AMERISOURCEBERGEN CORPORATION                                                                               125,229
          987   BROWN-FORMAN CORPORATION CLASS B                                                                             64,700
        1,615   DEAN FOODS COMPANY                                                                                           75,485
        3,701   MCKESSON CORPORATION                                                                                        216,657
        2,368   NIKE INCORPORATED CLASS B                                                                                   251,624
        2,604   SUPERVALU INCORPORATED                                                                                      101,738
        7,731   SYSCO CORPORATION                                                                                           261,540

                                                                                                                          1,096,973
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 0.19%
        5,720   KIMBERLY-CLARK CORPORATION                                                                                  391,763
        1,743   PATTERSON COMPANIES INCORPORATED+                                                                            61,859
          897   W.W. GRAINGER INCORPORATED                                                                                   69,284

                                                                                                                            522,906
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $135,770,470)                                                                                 159,218,750
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES - 33.65%

US TREASURY BONDS - 33.65%
$   6,637,000   US TREASURY BOND<<                                                       6.38%        08/15/2027    $     7,860,697
   16,622,000   US TREASURY BOND<<                                                       6.13         11/15/2027         19,190,614
    8,790,000   US TREASURY BOND<<                                                       5.50         08/15/2028          9,454,058
    8,299,000   US TREASURY BOND<<                                                       5.25         11/15/2028          8,660,787
    8,504,000   US TREASURY BOND<<                                                       5.25         02/15/2029          8,878,040
    8,355,000   US TREASURY BOND<<                                                       6.13         08/15/2029          9,717,258
   13,190,000   US TREASURY BOND<<                                                       6.25         05/15/2030         15,627,064
   13,179,000   US TREASURY BOND<<                                                       5.38         02/15/2031         14,050,053

                                                                                                                         93,438,571
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $89,599,830)                                                                          93,438,571
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 39.42%

COLLATERAL INVESTED IN OTHER ASSETS - 39.42%
      307,817   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40         11/21/2007            307,977
      892,669   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37         03/14/2008            892,785
        9,235   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.41         06/27/2007              9,237
        3,386   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         01/18/2008              3,389
       25,549   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.32         07/10/2007             25,549
       30,782   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.45         09/27/2007             30,809
      231,417   AMSTEL FUNDING CORPORATION++                                             5.28         04/16/2007            230,945
      107,182   AMSTEL FUNDING CORPORATION                                               5.29         04/20/2007            106,901
      455,107   APRECO LLC++                                                             5.32         06/15/2007            450,206
      108,813   APRECO LLC++                                                             5.35         04/05/2007            108,765
      384,617   ASIF GLOBAL FINANCING+/-++                                               5.40         05/03/2007            384,644
       46,173   ATLAS CAPITAL FUNDING CORPORATION++                                      5.27         05/21/2007             45,843
      769,542   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.33         05/10/2007            769,542
      615,634   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30         04/25/2007            615,640
      769,542   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.39         10/25/2007            769,581
    1,038,789   ATOMIUM FUNDING CORPORATION++                                            5.30         05/11/2007          1,032,889
       35,399   BANK OF AMERICA CORPORATION                                              5.30         04/02/2007             35,399
    1,631,429   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.51         08/22/2007          1,631,429
      158,526   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.93         09/27/2007            159,019
    8,157,146   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                (MATURITY VALUE $8,160,878)                                              5.49         04/02/2007          8,157,146
    1,400,567   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.56         10/03/2007          1,401,337
    1,846,901   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $1,847,746)                                              5.49         04/02/2007          1,846,901
      461,725   BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         07/17/2007            461,790
    2,462,535   BNP PARIBAS REPURCHASE AGREEMENT
                (MATURITY VALUE $2,463,662)                                              5.49         04/02/2007          2,462,535
      307,817   CAIRN HIGH GRADE FUNDING I LLC                                           5.29         05/08/2007            306,204
      400,162   CAIRN HIGH GRADE FUNDING I LLC++                                         5.29         04/23/2007            398,937
      554,070   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         05/10/2007            551,006
      455,877   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/14/2007            453,091
      538,679   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007            533,503
      430,944   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007            429,000
       12,005   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43         08/20/2007             12,010
      769,542   CBA (DELAWARE) FINANCE INCORPORATED                                      5.28         05/31/2007            762,932
      935,732   CEDAR SPRINGS CAPITAL COMPANY                                            5.28         04/16/2007            933,823
    1,345,744   CEDAR SPRINGS CAPITAL COMPANY++                                          5.28         04/10/2007          1,344,170
       90,775   CEDAR SPRINGS CAPITAL COMPANY                                            5.29         04/18/2007             90,564
      922,281   CEDAR SPRINGS CAPITAL COMPANY++                                          5.29         05/08/2007            917,448
      669,686   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/11/2007            662,862
      600,243   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007            593,862
      418,138   CHARIOT FUNDING LLC++                                                    5.37         04/12/2007            417,528
       30,782   CHEYNE FINANCE LLC++                                                     5.28         04/17/2007             30,714
      307,817   CHEYNE FINANCE LLC                                                       5.29         05/14/2007            305,936

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     138,518   CHEYNE FINANCE LLC++                                                     5.29%        06/07/2007    $       137,186
      615,634   CHEYNE FINANCE LLC                                                       5.29         07/17/2007            606,153
      615,634   CHEYNE FINANCE LLC                                                       5.29         07/18/2007            606,067
      400,162   CHEYNE FINANCE LLC                                                       5.30         05/11/2007            397,889
    2,462,535   CHEYNE FINANCE LLC                                                       5.30         06/18/2007          2,434,930
      323,208   CHEYNE FINANCE LLC++                                                     5.31         04/13/2007            322,691
      769,542   CHEYNE FINANCE LLC+/-++                                                  5.34         02/25/2008            769,319
      307,817   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007            308,011
       33,029   CIT GROUP INCORPORATED+/-                                                5.58         05/18/2007             33,040
    2,906,763   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $2,908,093)                                              5.49         04/02/2007          2,906,763
   10,649,563   COBBLER FUNDING LIMITED                                                  5.27         10/25/2007         10,333,271
      123,127   COMERICA BANK+/-                                                         5.34         07/20/2007            123,149
      217,165   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.32         05/14/2007            215,838
      615,634   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007            614,735
    1,231,267   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007          1,228,041
      138,518   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.46         04/05/2007            138,518
       70,490   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.71         10/29/2007             70,673
        7,695   CROWN POINT CAPITAL COMPANY                                              5.29         04/17/2007              7,679
    1,285,966   DEER VALLEY FUNDING LLC++                                                5.30         04/04/2007          1,285,593
       82,803   DEER VALLEY FUNDING LLC++                                                5.30         04/05/2007             82,766
       52,791   DEER VALLEY FUNDING LLC++                                                5.30         04/13/2007             52,706
      365,163   DEER VALLEY FUNDING LLC++                                                5.30         05/15/2007            362,877
      146,428   DEER VALLEY FUNDING LLC++                                                5.31         04/10/2007            146,257
    2,040,179   DEER VALLEY FUNDING LLC                                                  5.32         04/02/2007          2,040,179
      703,916   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007            700,333
       62,425   ERASMUS CAPITAL CORPORATION++                                            5.33         06/15/2007             61,753
       26,041   FCAR OWNER TRUST SERIES II                                               5.29         06/22/2007             25,734
      615,634   FCAR OWNER TRUST SERIES II                                               5.31         06/11/2007            609,360
      307,817   FCAR OWNER TRUST SERIES II                                               5.31         06/21/2007            304,234
      200,081   FCAR OWNER TRUST SERIES II                                               5.31         07/20/2007            196,912
    5,241,818   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $5,244,216)                                              5.49         04/02/2007          5,241,818
      615,634   FIVE FINANCE INCORPORATED                                                5.31         06/22/2007            608,375
       30,782   FIVE FINANCE INCORPORATED+/-++                                           5.31         09/13/2007             30,790
      554,070   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.29         06/18/2007            547,859
       76,985   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.30         06/25/2007             76,043
       13,298   FOX TROT CDO LIMITED++                                                   5.27         04/11/2007             13,280
      492,507   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40         06/18/2007            492,507
      621,636   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.41         06/22/2007            621,816
    1,047,808   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007          1,048,154
      405,395   GEORGE STREET FINANCE LLC++                                              5.30         04/10/2007            404,920
      931,023   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007            927,224
      769,542   GERMAN RESIDENTIAL FUNDING+/-++                                          5.34         08/22/2007            769,542
      769,542   GERMAN RESIDENTIAL FUNDING+/-++                                          5.37         08/22/2007            769,542
       23,086   GRAMPIAN FUNDING LIMITED                                                 5.29         05/22/2007             22,918
      127,251   HUDSON-THAMES LLC++                                                      5.28         04/02/2007            127,251
    1,073,111   HUDSON-THAMES LLC                                                        5.28         04/16/2007          1,070,922
      241,667   HUDSON-THAMES LLC                                                        5.29         04/20/2007            241,034
      948,507   HUDSON-THAMES LLC                                                        5.29         07/16/2007            934,042
    8,186,445   HUDSON-THAMES LLC                                                        5.32         08/06/2007          8,036,879
       21,547   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007             21,551
    1,077,359   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007          1,077,359
        7,695   IRISH LIFE & PERMANENT PLC++                                             5.28         04/04/2007              7,693
      257,766   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007            257,389
      288,209   KLIO FUNDING CORPORATION++                                               5.30         04/12/2007            287,788
      338,599   KLIO FUNDING CORPORATION++                                               5.38         04/09/2007            338,253
    1,260,325   KLIO III FUNDING CORPORATION                                             5.29         05/08/2007          1,253,721
      462,741   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007            461,256
      313,080   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.28         04/09/2007            312,761
      298,644   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.32         04/16/2007            298,035
      288,640   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.33         04/20/2007            287,884
      703,792   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.33         04/23/2007            701,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,077,359   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.59%        05/31/2007    $     1,077,585
      172,685   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                     5.48         04/20/2007            172,697
      150,830   LIBERTY HARBOUR CDO II LIMITED++                                         5.31         04/13/2007            150,589
       76,954   LIBERTY LIGHT US CAPITAL+/-++                                            5.38         11/21/2007             76,988
      123,127   LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                5.50         04/16/2007            123,133
    1,539,084   LIQUID FUNDING LIMITED+/-++                                              5.29         08/15/2007          1,508,964
    1,539,084   LIQUID FUNDING LIMITED                                                   5.30         04/23/2007          1,534,374
       46,173   LIQUID FUNDING LIMITED++                                                 5.31         07/16/2007             45,468
       30,782   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                5.33         02/15/2008             30,773
       38,693   MANE FUNDING CORPORATION                                                 5.30         04/12/2007             38,636
       23,086   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.59         01/02/2008             23,130
        5,233   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39         08/24/2007              5,234
       92,345   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47         08/27/2007             92,412
       15,391   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.56         04/20/2007             15,392
      769,542   METLIFE GLOBAL FUNDING I+/-++                                            5.31         02/22/2008            769,542
       66,181   MORGAN STANLEY+/-                                                        5.48         11/09/2007             66,237
      473,268   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008            473,297
      769,542   NATEXIS BANQUES POPULAIRES+/-++                                          5.35         11/09/2007            769,581
    1,214,337   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007          1,214,969
       76,954   NATIONWIDE BUILDING SOCIETY+/-                                           5.48         07/20/2007             77,007
       90,498   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.28         04/09/2007             90,406
       29,643   NORTH SEA FUNDING LLC++                                                  5.29         04/16/2007             29,582
    1,445,354   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34         09/24/2007          1,445,631
    1,215,876   SAINT GERMAIN FUNDING                                                    5.32         04/24/2007          1,211,973
      110,814   SCALDIS CAPITAL LIMITED++                                                5.35         04/16/2007            110,588
      738,760   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.32         04/11/2007            738,760
      554,070   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33         10/26/2007            554,065
      615,634   SLM CORPORATION+/-++SS.                                                  5.32         05/12/2008            615,695
      188,384   SLM CORPORATION SERIES MTN1+/-                                           5.58         07/25/2007            188,523
       54,330   SOCIETE GENERALE NORTH AMERICA                                           5.31         06/20/2007             53,705
      369,380   STANFIELD VICTORIA FUNDING LLC++                                         5.30         04/25/2007            368,143
      229,324   STANFIELD VICTORIA FUNDING LLC                                           5.30         06/21/2007            226,654
       30,782   TANGO FINANCE CORPORATION                                                5.38         04/05/2007             30,768
      107,736   TASMAN FUNDING INCORPORATED++                                            5.30         05/16/2007            107,046
      173,547   TICONDEROGA FUNDING LLC                                                  5.30         04/04/2007            173,497
    3,078,168   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.64         12/31/2007          3,078,168
      591,593   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008            591,581
        7,880   TULIP FUNDING CORPORATION                                                5.29         04/25/2007              7,854
      769,542   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         05/08/2008            769,627
       52,329   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.34         12/13/2007             52,301
      166,221   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.35         12/03/2007            166,274
       46,173   VERSAILLES CDS LLC++                                                     5.28         04/16/2007             46,078
    1,539,084   VERSAILLES CDS LLC++                                                     5.40         04/11/2007          1,537,068
      523,289   VETRA FINANCE CORPORATION++                                              5.28         04/23/2007            521,687
        4,617   WACHOVIA CORPORATION+/-                                                  5.41         07/20/2007              4,619
      786,534   WHISTLEJACKET CAPITAL LIMITED                                            5.31         04/27/2007            783,663
      507,898   WHITE PINE FINANCE LLC+/-++                                              5.32         04/20/2007            507,903
      246,253   WHITE PINE FINANCE LLC+/-++                                              5.33         06/21/2007            246,290
    1,435,073   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007          1,431,729
      379,630   WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007            378,686
       15,391   WORLD SAVINGS BANK FSB+/-                                                5.42         06/01/2007             15,393
        3,078   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36         10/19/2007              3,079

                                                                                                                        109,449,794
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $109,449,794)                                                             109,449,794
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 8.53%

MUTUAL FUNDS - 6.93%
   19,231,651   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                             19,231,651
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS - 1.60%
$      25,000   US TREASURY BILL^#                                                       4.85%        05/10/2007    $        24,868
       75,000   US TREASURY BILL^#                                                       4.94         05/10/2007             74,605
    4,125,000   US TREASURY BILL^#                                                       4.96         05/10/2007          4,103,273
       95,000   US TREASURY BILL^#                                                       4.88         08/09/2007             93,341
      160,000   US TREASURY BILL^#                                                       4.95         08/09/2007            157,207

                                                                                                                          4,453,294
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,685,036)                                                                          23,684,945
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $358,505,130)*                                     138.94%                                                    $   385,792,060

OTHER ASSETS AND LIABILITIES, NET                        (38.94)                                                       (108,115,739)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   277,676,321
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $20,242,543.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 94.93%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.34%
       15,300   JONES APPAREL GROUP INCORPORATED                                                                    $       470,169
        6,990   VF CORPORATION                                                                                              577,514

                                                                                                                          1,047,683
                                                                                                                    ---------------
BUSINESS SERVICES - 5.69%
       27,700   MICROSOFT CORPORATION                                                                                       771,999
        9,870   OMNICOM GROUP INCORPORATED                                                                                1,010,491

                                                                                                                          1,782,490
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 7.75%
        8,600   AVON PRODUCTS INCORPORATED                                                                                  320,436
       11,340   COLGATE-PALMOLIVE COMPANY                                                                                   757,399
        1,530   HENKEL KGAA ADR                                                                                             204,684
        3,200   HENKEL KGAA ADR PREFERRED                                                                                   471,675
       11,200   JOHNSON & JOHNSON                                                                                           674,912

                                                                                                                          2,429,106
                                                                                                                    ---------------
COMMUNICATIONS - 3.18%
       37,162   VODAFONE GROUP PLC ADR                                                                                      998,171
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 7.39%
       17,670   BANK OF AMERICA CORPORATION                                                                                 901,523
       12,395   JPMORGAN CHASE & COMPANY                                                                                    599,670
       12,600   STATE STREET CORPORATION                                                                                    815,850

                                                                                                                          2,317,043
                                                                                                                    ---------------
EATING & DRINKING PLACES - 3.18%
       22,096   MCDONALD'S CORPORATION                                                                                      995,425
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.97%
       42,700   FLEXTRONICS INTERNATIONAL LIMITED+                                                                          467,138
       21,800   GENERAL ELECTRIC COMPANY                                                                                    770,848
       20,600   MOLEX INCORPORATED CLASS A                                                                                  512,734
       18,960   NOKIA OYJ ADR                                                                                               434,563

                                                                                                                          2,185,283
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.23%
       13,570   ILLINOIS TOOL WORKS INCORPORATED                                                                            700,212
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 3.34%
        9,730   ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                       490,976
        6,880   DIAGEO PLC ADR                                                                                              556,936

                                                                                                                          1,047,912
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 2.01%
       13,400   WAL-MART STORES INCORPORATED                                                                                629,130
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 2.56%
          220   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                    800,800
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.69%
       14,900   WILLIAMS-SONOMA INCORPORATED<<                                                                              528,354
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.63%
       19,400   DELL INCORPORATED+                                                                                  $       450,274
        3,300   DIEBOLD INCORPORATED                                                                                        157,443
       18,000   DOVER CORPORATION                                                                                           878,580
        7,200   EATON CORPORATION                                                                                           601,632
       13,560   PITNEY BOWES INCORPORATED                                                                                   615,488

                                                                                                                          2,703,417
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 2.31%
       18,300   WILLIS GROUP HOLDINGS LIMITED                                                                               724,314
                                                                                                                    ---------------
INSURANCE CARRIERS - 7.11%
       12,500   ALLSTATE CORPORATION                                                                                        750,750
       11,350   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   762,947
       10,900   MBIA INCORPORATED                                                                                           713,841

                                                                                                                          2,227,538
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.66%
        4,500   BECTON DICKINSON & COMPANY                                                                                  346,005
       37,780   BOSTON SCIENTIFIC CORPORATION+                                                                              549,321
       17,590   QUEST DIAGNOSTICS INCORPORATED                                                                              877,213

                                                                                                                          1,772,539
                                                                                                                    ---------------
MEDICAL PRODUCTS - 1.76%
       10,490   BAXTER INTERNATIONAL INCORPORATED                                                                           552,508
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.74%
       27,250   TYCO INTERNATIONAL LIMITED                                                                                  859,738
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.30%
       15,500   ZALE CORPORATION+<<                                                                                         408,890
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.87%
       17,500   AMERICAN EXPRESS COMPANY                                                                                    987,000
       14,400   COUNTRYWIDE FINANCIAL CORPORATION<<                                                                         484,416
        6,180   FREDDIE MAC                                                                                                 367,648

                                                                                                                          1,839,064
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 3.09%
       12,830   EXXON MOBIL CORPORATION                                                                                     968,024
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.05%
        6,800   HUBBELL INCORPORATED CLASS B                                                                                328,032
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.58%
        8,800   GANNETT COMPANY INCORPORATED                                                                                495,352
                                                                                                                    ---------------
TRAVEL & RECREATION - 2.04%
       13,640   CARNIVAL CORPORATION                                                                                        639,170
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 2.46%
       11,240   KIMBERLY-CLARK CORPORATION                                                                                  769,829
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $26,572,978)                                                                                   29,750,024
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 4.64%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
       37,390   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              $        37,390
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.52%
$       4,167   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37%        03/14/2008              4,167
       21,331   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007             21,341
        4,051   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007              4,039
       11,574   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30         04/25/2007             11,574
       11,574   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.39         10/25/2007             11,575
       11,574   BANCO SANTANDER TOTTA LN+/-++SS.                                         5.32         05/16/2008             11,575
       34,722   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007             34,725
       18,518   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                (MATURITY VALUE $18,526)                                                 5.49         04/02/2007             18,518
       25,463   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007             25,374
        5,556   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007              5,508
        9,259   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007              9,170
        9,259   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007              9,217
       11,574   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007             11,488
        4,630   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007              4,587
       12,037   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007             11,897
       23,148   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007             22,926
       13,235   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007             13,150
        1,105   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007              1,103
       15,352   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007             15,242
        8,796   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007              8,703
        6,346   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007              6,280
        1,679   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007              1,662
          525   CHEYNE FINANCE LLC                                                       5.26         04/18/2007                524
        4,630   CHEYNE FINANCE LLC                                                       5.31         06/19/2007              4,577
        2,065   CHEYNE FINANCE LLC                                                       5.32         05/14/2007              2,052
       30,092   CHEYNE FINANCE LLC+/-++                                                  5.34         02/25/2008             30,084
       11,574   CHEYNE FINANCE LLC SERIES MTN+/-++                                       5.33         07/16/2007             11,575
        4,630   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007              4,633
        4,947   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007              4,951
        5,104   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007              5,110
      162,036   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $162,110)                                                5.49         04/02/2007            162,036
        2,315   COMERICA BANK+/-                                                         5.32         02/08/2008              2,306
       25,745   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007             25,715
       10,417   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007             10,401
       13,889   CORPORATEASSET SECURITIZATION AUSTRALIA LIMITED++                        5.32         04/20/2007             13,852
       11,574   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008             11,570
       23,148   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                            5.28         06/25/2007             23,148
       37,259   DEER VALLEY FUNDING LLC++                                                5.29         04/19/2007             37,167
       17,361   DEER VALLEY FUNDING LLC++                                                5.29         05/15/2007             17,252
        6,521   DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007              6,513
        6,944   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007              6,909
      143,384   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $143,450)                                                5.49         04/02/2007            143,384
       23,148   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                5.50         06/13/2007             23,151
        3,019   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007              2,978
       14,357   FOX TROT CDO LIMITED++                                                   5.31         04/24/2007             14,311
        5,785   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007              5,787
        9,259   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007              9,221
       23,148   GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007             23,145
       11,574   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008             11,574
          926   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                              5.54         05/15/2007                926
          629   HUDSON-THAMES LLC++                                                      5.26         04/04/2007                629
        3,471   HUDSON-THAMES LLC                                                        5.29         04/30/2007              3,457
       16,204   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007             16,206

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      30,092   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39%        09/17/2007    $        30,092
       11,574   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.32         04/24/2008             11,575
        2,778   K2 (USA) LLC+/-++                                                        5.30         07/16/2007              2,778
        4,630   K2 (USA) LLC+/-++                                                        5.33         09/28/2007              4,630
       46,296   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007             46,229
        1,408   KESTREL FUNDING US LLC                                                   5.29         05/21/2007              1,398
       14,957   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007             14,909
        5,787   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007              5,787
       17,475   LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007             17,412
        1,620   LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007              1,618
        9,768   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007              9,773
       11,574   MORGAN STANLEY+/-                                                        5.36         07/12/2007             11,574
       16,995   MORGAN STANLEY+/-                                                        5.48         07/27/2007             17,001
       11,574   MORGAN STANLEY+/-                                                        5.51         08/07/2007             11,574
      101,852   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $101,899)                                                5.49         04/02/2007            101,852
        2,141   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008              2,141
        1,852   NATIONAL CITY BANK+/-                                                    5.46         09/04/2007              1,852
       13,271   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007             13,278
        8,641   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007              8,595
       23,148   NORTHERN ROCK PLC+/-++SS.                                                5.34         05/05/2008             23,150
        6,687   PARAGON MORTGAGES PLC SERIES 12A+/-++                                    5.30         04/15/2007              6,687
        2,315   PICAROS FUNDING PLC++                                                    5.29         06/22/2007              2,288
       13,194   PREMIUM ASSET TRUST+/-++                                                 5.47         12/21/2007             13,213
       11,574   PREMIUM ASSET TRUST SERIES 06-B+/-++                                     5.37         12/16/2007             11,574
        8,796   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.37         08/27/2007              8,796
        1,873   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34         09/24/2007              1,873
        5,820   REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007              5,783
       16,204   SAINT GERMAIN FUNDING                                                    5.31         04/19/2007             16,163
       10,648   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.39         04/11/2008             10,648
        1,852   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007              1,814
        9,259   SLM CORPORATION+/-++SS.                                                  5.32         05/12/2008              9,260
          926   STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007                924
        8,778   STANFIELD VICTORIA FUNDING LLC++                                         5.31         04/25/2007              8,748
        8,225   TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007              8,223
        2,676   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008              2,676
       11,574   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.33         06/15/2007             11,575
       11,574   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         05/08/2008             11,575
        1,389   VERSAILLES CDS LLC++                                                     5.33         04/16/2007              1,386
       23,148   VETRA FINANCE CORPORATION                                                5.31         06/12/2007             22,909
       10,469   WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007             10,437
        2,778   WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007              2,778
        8,102   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007              8,083
        4,630   WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007              4,619

                                                                                                                          1,418,215
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,455,605)                                                                 1,455,605
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 6.83%
    2,139,175   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,139,175
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,139,175)                                                                            2,139,175
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $30,167,758)*                                       106.40%                                                   $    33,344,804

OTHER ASSETS AND LIABILITIES, NET                          (6.40)                                                        (2,005,967)
                                                          ------                                                    ---------------

TOTAL NET ASSETS                                          100.00%                                                   $    31,338,837
                                                          ------                                                    ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,139,175.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.86%

AEROSPACE, DEFENSE - 1.47%
      109,333   BE AEROSPACE INCORPORATED+                                                                          $     3,465,856
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES - 2.25%
      103,397   LIFE TIME FITNESS INCORPORATED+                                                                           5,315,640
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 5.82%
       21,296   ABERCROMBIE & FITCH COMPANY CLASS A                                                                       1,611,681
       74,500   AEROPOSTALE INCORPORATED+                                                                                 2,997,135
      175,180   CASUAL MALE RETAIL GROUP INCORPORATED+                                                                    2,072,379
       69,310   DSW INCORPORATED CLASS A+                                                                                 2,925,575
       50,439   UNDER ARMOUR INCORPORATED+                                                                                2,587,521
       58,800   URBAN OUTFITTERS INCORPORATED+                                                                            1,558,788

                                                                                                                         13,753,079
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.71%
       92,700   GUESS? INCORPORATED                                                                                       3,753,423
       45,100   PHILLIPS-VAN HEUSEN CORPORATION                                                                           2,651,880

                                                                                                                          6,405,303
                                                                                                                    ---------------
BUSINESS SERVICES - 11.26%
       39,200   ALLIANCE DATA SYSTEMS CORPORATION+                                                                        2,415,504
       53,800   CERNER CORPORATION+                                                                                       2,929,410
      121,100   CITRIX SYSTEMS INCORPORATED+                                                                              3,878,833
       63,900   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       5,640,453
      126,430   EMAGEON INCORPORATED+                                                                                     1,390,730
       56,500   F5 NETWORKS INCORPORATED+                                                                                 3,767,420
       71,800   ROBERT HALF INTERNATIONAL INCORPORATED                                                                    2,657,318
      196,250   THE TRIZETTO GROUP INCORPORATED+                                                                          3,926,963

                                                                                                                         26,606,631
                                                                                                                    ---------------
COMMUNICATIONS - 14.15%
      135,400   AMERICAN TOWER CORPORATION CLASS A+                                                                       5,273,830
       69,000   CLEARWIRE CORPORATION CLASS A+<<                                                                          1,412,430
       72,600   EQUINIX INCORPORATED+                                                                                     6,216,738
       48,900   LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                 3,226,422
       70,100   LIVE NATION INCORPORATED+                                                                                 1,546,406
      105,379   NII HOLDINGS INCORPORATED+                                                                                7,817,014
       84,250   SAVVIS INCORPORATED+                                                                                      4,033,890
      132,200   SBA COMMUNICATIONS CORPORATION+                                                                           3,906,510

                                                                                                                         33,433,240
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.75%
       81,700   BURGER KING HOLDINGS INCORPORATED                                                                         1,764,720
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.62%
       90,800   COVANTA HOLDING CORPORATION+                                                                              2,013,944
       64,100   WILLIAMS COMPANIES INCORPORATED                                                                           1,824,286

                                                                                                                          3,838,230
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.44%
       55,657   CIENA CORPORATION+                                                                                        1,555,613
       56,600   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                   3,428,828
       64,100   MICROSEMI CORPORATION                                                                                     1,333,921
       86,800   NVIDIA CORPORATION+                                                                                       2,498,104

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      101,800   TESSERA TECHNOLOGIES INCORPORATED+                                                                  $     4,045,532

                                                                                                                         12,861,998
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.15%
       56,400   GEN-PROBE INCORPORATED+                                                                                   2,655,312
       59,050   IHS INCORPORATED+                                                                                         2,427,546

                                                                                                                          5,082,858
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.79%
      112,600   LADISH COMPANY INCORPORATED+                                                                              4,238,264
                                                                                                                    ---------------
FOOD STORES - 1.51%
       51,605   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED                                                         1,712,254
       31,300   PANERA BREAD COMPANY+                                                                                     1,848,578

                                                                                                                          3,560,832
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 0.85%
       94,700   DOLLAR GENERAL CORPORATION                                                                                2,002,905
                                                                                                                    ---------------
HEALTH SERVICES - 3.94%
       65,500   COVANCE INCORPORATED+                                                                                     3,886,770
       27,100   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      1,965,563
       60,600   PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     3,457,836

                                                                                                                          9,310,169
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 3.78%
       50,909   FOSTER WHEELER LIMITED                                                                                    2,972,577
       21,200   GRANITE CONSTRUCTION INCORPORATED                                                                         1,171,512
       97,900   MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     4,795,142

                                                                                                                          8,939,231
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 1.34%
      158,100   KITE REALTY GROUP TRUST                                                                                   3,154,095
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.32%
      161,300   HILTON HOTELS CORPORATION<<                                                                               5,800,348
       34,100   ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                   2,039,862

                                                                                                                          7,840,210
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.03%
      147,100   GAMESTOP CORPORATION CLASS A                                                                              4,791,047
                                                                                                                    ---------------
INSURANCE CARRIERS - 0.97%
       64,400   ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                      2,301,656
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.38%
       41,109   CORNELL COMPANIES INCORPORATED+                                                                             831,224
       46,100   CORRECTIONS CORPORATION OF AMERICA+                                                                       2,434,541

                                                                                                                          3,265,765
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.22%
      196,900   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                           4,168,373
       35,400   C.R. BARD INCORPORATED                                                                                    2,814,654

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      132,900   EV3 INCORPORATED+<<                                                                                 $     2,618,130
       13,200   FORMFACTOR INCORPORATED+                                                                                    590,700
       45,800   HAEMONETICS CORPORATION+                                                                                  2,141,150

                                                                                                                         12,333,007
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.17%
       20,472   CONCEPTUS INCORPORATED+                                                                                     409,440
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES - 1.18%
       49,600   COVENTRY HEALTH CARE INCORPORATED+<<                                                                      2,780,080
                                                                                                                    ---------------
METAL MINING - 3.40%
      170,294   GOLDCORP INCORPORATED                                                                                     4,090,462
      133,200   PAN AMERICAN SILVER CORPORATION+<<                                                                        3,941,388

                                                                                                                          8,031,850
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 1.93%
      120,900   COLDWATER CREEK INCORPORATED+                                                                             2,451,852
       55,000   DOLLAR TREE STORES INCORPORATED+                                                                          2,103,200

                                                                                                                          4,555,052
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 4.81%
      129,800   CHESAPEAKE ENERGY CORPORATION                                                                             4,008,224
       68,500   NEWFIELD EXPLORATION COMPANY+                                                                             2,857,135
      182,300   TETRA TECHNOLOGIES INCORPORATED+                                                                          4,504,633

                                                                                                                         11,369,992
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 1.52%
       34,400   PRECISION CASTPARTS CORPORATION                                                                           3,579,320
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.62%
       31,000   NUVEEN INVESTMENTS CLASS A                                                                                1,466,300
                                                                                                                    ---------------
TOBACCO PRODUCTS - 0.77%
       24,100   LOEWS CORPORATION - CAROLINA GROUP                                                                        1,822,201
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.82%
       63,700   AMR CORPORATION                                                                                           1,939,665
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 3.38%
      120,500   SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 3,837,925
       74,800   TRIUMPH GROUP INCORPORATED                                                                                4,139,432

                                                                                                                          7,977,357
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.32%
      131,550   HERTZ GLOBAL HOLDINGS INCORPORATED+                                                                       3,117,735
                                                                                                                    ---------------
WATER TRANSPORTATION - 0.54%
       75,700   AEGEAN MARINE PETROLEUM NETWORK INCORPORATED<<                                                            1,274,788
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 1.07%
       87,150   CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                2,536,937
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 2.58%
      136,600   CYTYC CORPORATION+                                                                                        4,673,086

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
       29,300   RELIANCE STEEL & ALUMINUM COMPANY                                                                   $     1,418,118

                                                                                                                          6,091,204
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $192,244,046)                                                                                 231,216,657
                                                                                                                    ---------------
RIGHTS - 0.00%
       90,400   SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 5.08%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
      308,596   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      308,596
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.95%
$      34,389   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37%        03/14/2008              34,394
      176,055   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007             176,136
       33,434   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007              33,332
       95,526   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30         04/25/2007              95,527
       95,526   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.39         10/25/2007              95,531
       95,526   BANCO SANTANDER TOTTA LN+/-++SS.                                         5.32         05/16/2008              95,536
      286,578   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007             286,601
      152,842   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                (MATURITY VALUE $152,912)                                                5.49         04/02/2007             152,842
      210,157   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007             209,422
       45,853   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007              45,459
       76,421   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007              75,686
       76,421   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007              76,076
       95,526   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007              94,817
       38,210   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007              37,860
       99,347   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007              98,191
      191,052   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007             189,216
      109,236   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007             108,537
        9,121   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007               9,106
      126,706   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007             125,802
       72,600   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007              71,828
       52,375   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007              51,834
       13,859   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007              13,714
        4,337   CHEYNE FINANCE LLC                                                       5.26         04/18/2007               4,327
       38,210   CHEYNE FINANCE LLC                                                       5.31         06/19/2007              37,777
       17,042   CHEYNE FINANCE LLC                                                       5.32         05/14/2007              16,938
      248,368   CHEYNE FINANCE LLC+/-++                                                  5.34         02/25/2008             248,296
       95,526   CHEYNE FINANCE LLC SERIES MTN+/-++                                       5.33         07/16/2007              95,537
       38,210   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007              38,235
       40,828   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007              40,867
       42,127   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007              42,178
    1,337,366   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $1,337,978)                                              5.49         04/02/2007           1,337,366
       19,105   COMERICA BANK+/-                                                         5.32         02/08/2008              19,029
      212,484   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007             212,236
       85,974   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007              85,848
      114,631   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007             114,331
       95,526   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008              95,496
      191,052   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                            5.28         06/25/2007             191,048
      307,518   DEER VALLEY FUNDING LLC++                                                5.29         04/19/2007             306,755
      143,289   DEER VALLEY FUNDING LLC++                                                5.29         05/15/2007             142,392
       53,823   DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007              53,753
       57,316   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007              57,024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,183,415   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $1,183,956)                                              5.49%        04/02/2007    $     1,183,415
      191,052   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                5.50         06/13/2007            191,079
       24,921   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007             24,577
      118,494   FOX TROT CDO LIMITED++                                                   5.31         04/24/2007            118,114
       47,744   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007             47,760
       76,421   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007             76,109
      191,052   GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007            191,024
       95,526   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008             95,523
        7,642   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                              5.54         05/15/2007              7,643
        5,189   HUDSON-THAMES LLC++                                                      5.26         04/04/2007              5,187
       28,650   HUDSON-THAMES LLC                                                        5.29         04/30/2007             28,533
      133,737   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007            133,758
      248,368   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007            248,368
       95,526   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.32         04/24/2008             95,531
       22,926   K2 (USA) LLC+/-++                                                        5.30         07/16/2007             22,929
       38,210   K2 (USA) LLC+/-++                                                        5.33         09/28/2007             38,210
      382,104   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007            381,547
       11,624   KESTREL FUNDING US LLC                                                   5.29         05/21/2007             11,541
      123,450   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007            123,054
       47,763   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007             47,764
      144,233   LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007            143,707
       13,374   LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007             13,352
       80,624   METLIFE GLOBAL FUNDING I+/-++                                            5.43         10/05/2007             80,664
       95,526   MORGAN STANLEY+/-                                                        5.36         07/12/2007             95,526
      140,271   MORGAN STANLEY+/-                                                        5.48         07/27/2007            140,320
       95,526   MORGAN STANLEY+/-                                                        5.51         08/07/2007             95,526
      840,630   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $841,015)                                                5.49         04/02/2007            840,630
       17,672   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008             17,673
       15,284   NATIONAL CITY BANK+/-                                                    5.46         09/04/2007             15,286
      109,530   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007            109,587
       71,320   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007             70,935
      191,052   NORTHERN ROCK PLC+/-++SS.                                                5.34         05/05/2008            191,069
       55,190   PARAGON MORTGAGES PLC SERIES 12A+/-++                                    5.30         04/15/2007             55,190
       19,105   PICAROS FUNDING PLC++                                                    5.29         06/22/2007             18,880
      108,900   PREMIUM ASSET TRUST+/-++                                                 5.47         12/21/2007            109,052
       95,526   PREMIUM ASSET TRUST SERIES 06-B+/-++                                     5.37         12/16/2007             95,526
       72,600   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.37         08/27/2007             72,600
       15,456   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34         09/24/2007             15,459
       48,034   REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007             47,734
      133,737   SAINT GERMAIN FUNDING                                                    5.31         04/19/2007            133,405
       87,884   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.39         04/11/2008             87,884
       15,284   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007             14,974
       76,421   SLM CORPORATION+/-++SS.                                                  5.32         05/12/2008             76,429
        7,642   STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007              7,626
       72,447   STANFIELD VICTORIA FUNDING LLC++                                         5.31         04/25/2007             72,204
       67,885   TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007             67,865
       22,089   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008             22,089
       95,526   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.33         06/15/2007             95,534
       95,526   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         05/08/2008             95,537
       11,463   VERSAILLES CDS LLC++                                                     5.33         04/16/2007             11,440
      191,052   VETRA FINANCE CORPORATION                                                5.31         06/12/2007            189,079
       86,405   WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007             86,141
       22,926   WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007             22,926
       66,868   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007             66,712
       38,210   WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007             38,112

                                                                                                                         11,705,219
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,013,815)                                                               12,013,815
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT DISCOVERY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 2.74%
    6,472,241   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                        $     6,472,241

TOTAL SHORT-TERM INVESTMENTS (COST $6,472,241)                                                                            6,472,241
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $210,730,102)*                                       105.68%                                                  $   249,702,713

OTHER ASSETS AND LIABILITIES, NET                           (5.68)                                                      (13,425,740)
                                                           ------                                                   ---------------

TOTAL NET ASSETS                                           100.00%                                                  $   236,276,973
                                                           ------                                                   ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,472,241.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 97.83%

BUSINESS SERVICES - 2.02%
       30,375   CISCO SYSTEMS INCORPORATED+                                                                         $       775,474
       49,625   MICROSOFT CORPORATION                                                                                     1,383,049

                                                                                                                          2,158,523
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 12.82%
       32,150   ABBOTT LABORATORIES                                                                                       1,793,970
       14,160   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     1,046,282
       10,875   COLGATE-PALMOLIVE COMPANY                                                                                   726,341
       50,600   E.I. DU PONT DE NEMOURS & COMPANY                                                                         2,501,158
       20,795   JOHNSON & JOHNSON                                                                                         1,253,107
       81,530   PFIZER INCORPORATED                                                                                       2,059,448
       36,940   PROCTER & GAMBLE COMPANY                                                                                  2,333,130
       17,739   ROHM & HAAS COMPANY                                                                                         917,461
       21,025   WYETH                                                                                                     1,051,881

                                                                                                                         13,682,778
                                                                                                                    ---------------
COMMUNICATIONS - 4.93%
       10,725   ALLTEL CORPORATION                                                                                          664,950
       56,045   AT&T INCORPORATED                                                                                         2,209,854
       57,574   VERIZON COMMUNICATIONS INCORPORATED                                                                       2,183,206
       13,476   WINDSTREAM CORPORATION                                                                                      197,962

                                                                                                                          5,255,972
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 13.94%
       67,155   BANK OF AMERICA CORPORATION                                                                               3,426,248
       83,865   CITIGROUP INCORPORATED                                                                                    4,305,629
       13,100   FIFTH THIRD BANCORP                                                                                         506,839
       55,345   JPMORGAN CHASE & COMPANY                                                                                  2,677,591
       43,550   US BANCORP                                                                                                1,522,944
       44,125   WACHOVIA CORPORATION                                                                                      2,429,081

                                                                                                                         14,868,332
                                                                                                                    ---------------
EATING & DRINKING PLACES - 1.56%
       36,925   MCDONALD'S CORPORATION                                                                                    1,663,471
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 6.72%
       12,745   DOMINION RESOURCES INCORPORATED                                                                           1,131,374
          200   EDISON INTERNATIONAL                                                                                          9,826
          200   EXELON CORPORATION                                                                                           13,742
       19,322   FIRSTENERGY CORPORATION<<                                                                                 1,279,889
       29,350   FPL GROUP INCORPORATED<<                                                                                  1,795,340
        5,185   KINDER MORGAN INCORPORATED                                                                                  551,943
       43,200   MDU RESOURCES GROUP INCORPORATED                                                                          1,241,568
       13,755   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              1,142,215

                                                                                                                          7,165,897
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.40%
       35,965   EMERSON ELECTRIC COMPANY                                                                                  1,549,732
       90,605   GENERAL ELECTRIC COMPANY                                                                                  3,203,793
       47,725   MOTOROLA INCORPORATED                                                                                       843,301
       53,550   NOKIA OYJ ADR                                                                                             1,227,366

                                                                                                                          6,824,192
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.42%
       32,745   FORTUNE BRANDS INCORPORATED                                                                         $     2,580,961
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.60%
       26,890   PEPSICO INCORPORATED                                                                                      1,709,128
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 2.68%
       14,916   FEDERATED DEPARTMENT STORES INCORPORATED                                                                    671,966
       36,940   TARGET CORPORATION                                                                                        2,189,064

                                                                                                                          2,861,030
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.93%
       13,209   3M COMPANY                                                                                                1,009,564
       43,315   HEWLETT-PACKARD COMPANY                                                                                   1,738,664
       61,515   INTEL CORPORATION                                                                                         1,176,782
       14,160   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               1,334,722

                                                                                                                          5,259,732
                                                                                                                    ---------------
INSURANCE CARRIERS - 9.02%
       26,125   ALLSTATE CORPORATION                                                                                      1,569,068
       35,688   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 2,398,947
       30,250   METLIFE INCORPORATED                                                                                      1,910,288
       51,850   TRAVELERS COMPANIES INCORPORATED                                                                          2,684,275
       13,100   WELLPOINT INCORPORATED+                                                                                   1,062,410

                                                                                                                          9,624,988
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.51%
        7,115   BECTON DICKINSON & COMPANY                                                                                  547,072
                                                                                                                    ---------------
MOTION PICTURES - 1.64%
       50,350   TIME WARNER INCORPORATED                                                                                    992,902
       21,900   WALT DISNEY COMPANY                                                                                         754,017

                                                                                                                          1,746,919
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.53%
       11,600   AMERICAN CAPITAL STRATEGIES LIMITED                                                                         513,996
       29,720   AMERICAN EXPRESS COMPANY                                                                                  1,676,208
       10,400   CAPITAL ONE FINANCIAL CORPORATION                                                                           784,784
       21,100   CAPITALSOURCE INCORPORATED                                                                                  530,243
        7,700   COUNTRYWIDE FINANCIAL CORPORATION                                                                           259,028

                                                                                                                          3,764,259
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 1.49%
       33,675   HALLIBURTON COMPANY<<                                                                                     1,068,845
        8,900   TIDEWATER INCORPORATED<<                                                                                    521,362

                                                                                                                          1,590,207
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 12.09%
       14,784   BP PLC ADR                                                                                                  957,264
       46,100   CHEVRON CORPORATION                                                                                       3,409,556
       42,475   CONOCOPHILLIPS                                                                                            2,903,166
       57,464   EXXON MOBIL CORPORATION                                                                                   4,335,659
       10,400   MARATHON OIL CORPORATION                                                                                  1,027,832

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
        4,050   VALERO ENERGY CORPORATION                                                                           $       261,185

                                                                                                                         12,894,662
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.14%
        2,534   AMERIPRISE FINANCIAL INCORPORATED                                                                           144,793
        3,375   GOLDMAN SACHS GROUP INCORPORATED                                                                            697,376
        6,250   MERRILL LYNCH & COMPANY INCORPORATED                                                                        510,438
       38,860   MORGAN STANLEY                                                                                            3,060,614

                                                                                                                          4,413,221
                                                                                                                    ---------------
TOBACCO PRODUCTS - 1.77%
       21,545   ALTRIA GROUP INCORPORATED                                                                                 1,891,866
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 2.84%
       37,608   HONEYWELL INTERNATIONAL INCORPORATED                                                                      1,732,224
       19,900   UNITED TECHNOLOGIES CORPORATION                                                                           1,293,500

                                                                                                                          3,025,724
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.78%
       24,715   SYSCO CORPORATION                                                                                           836,107
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $82,425,821)                                                                                  104,365,041
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 4.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.12%
      124,473   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      124,473
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.42%
$      13,871   AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.37%         03/14/2008             13,873
       71,012   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47          08/16/2007             71,045
       13,486   ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.37          04/23/2007             13,445
       38,531   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.30          04/25/2007             38,531
       38,531   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.39          10/25/2007             38,533
       38,531   BANCO SANTANDER TOTTA LN+/-++SS.                                        5.32          05/16/2008             38,535
      115,593   BANK OF AMERICA NA SERIES BKNT+/-                                       5.49          06/19/2007            115,602
       61,649   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                (MATURITY VALUE $61,677)                                                5.49          04/02/2007             61,649
       84,768   BUCKINGHAM II CDO LLC                                                   5.32          04/26/2007             84,471
       18,495   CAIRN HIGH GRADE FUNDING I LLC++                                        5.30          05/31/2007             18,336
       30,825   CAIRN HIGH GRADE FUNDING I LLC                                          5.30          06/07/2007             30,528
       30,825   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31          05/03/2007             30,686
       38,531   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31          05/23/2007             38,245
       15,412   CAIRN HIGH GRADE FUNDING I LLC                                          5.32          06/04/2007             15,271
       40,072   CAIRN HIGH GRADE FUNDING I LLC++                                        5.32          06/21/2007             39,606
       77,062   CEDAR SPRINGS CAPITAL COMPANY++                                         5.30          06/07/2007             76,321
       44,061   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          05/16/2007             43,779
        3,679   CEDAR SPRINGS CAPITAL COMPANY                                           5.31          04/13/2007              3,673
       51,107   CEDAR SPRINGS CAPITAL COMPANY                                           5.31          05/21/2007             50,743
       29,283   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          06/14/2007             28,972
       21,126   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32          06/12/2007             20,907
        5,590   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32          06/13/2007              5,531
        1,749   CHEYNE FINANCE LLC                                                      5.26          04/18/2007              1,745
       15,412   CHEYNE FINANCE LLC                                                      5.31          06/19/2007             15,237
        6,874   CHEYNE FINANCE LLC                                                      5.32          05/14/2007              6,832
      100,180   CHEYNE FINANCE LLC+/-++                                                 5.34          02/25/2008            100,151
       38,531   CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.33          07/16/2007             38,535

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      15,412   CIT GROUP INCORPORATED+/-                                               5.42%         12/19/2007    $        15,422
       16,468   CIT GROUP INCORPORATED+/-                                               5.57          09/20/2007             16,484
       16,992   CIT GROUP INCORPORATED+/-                                               5.59          11/23/2007             17,013
      539,432   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $539,679)                                               5.49          04/02/2007            539,432
        7,706   COMERICA BANK+/-                                                        5.32          02/08/2008              7,675
       85,707   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.38          04/10/2007             85,606
       34,678   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.30          04/12/2007             34,627
       46,237   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32          04/20/2007             46,116
       38,531   CULLINAN FINANCE CORPORATION+/-++                                       5.32          02/12/2008             38,519
       77,062   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.28          06/25/2007             77,060
      124,039   DEER VALLEY FUNDING LLC++                                               5.29          04/19/2007            123,731
       57,796   DEER VALLEY FUNDING LLC++                                               5.29          05/15/2007             57,435
       21,710   DEER VALLEY FUNDING LLC++                                               5.31          04/11/2007             21,681
       23,119   DEER VALLEY FUNDING LLC                                                 5.34          05/07/2007             23,001
      477,336   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $477,554)                                               5.49          04/02/2007            477,336
       77,062   FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.50          06/13/2007             77,073
       10,052   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.29          07/06/2007              9,913
       47,795   FOX TROT CDO LIMITED++                                                  5.31          04/24/2007             47,642
       19,258   GENWORTH FINANCIAL INCORPORATED+/-                                      5.50          06/15/2007             19,264
       30,825   GEORGE STREET FINANCE LLC++                                             5.33          04/30/2007             30,699
       77,062   GREENWICH CAPITAL HOLDINGS                                              5.44          04/03/2007             77,050
       38,531   HARRIER FINANCE FUNDING LLC+/-++                                        5.31          01/11/2008             38,530
        3,082   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.54          05/15/2007              3,083
        2,093   HUDSON-THAMES LLC++                                                     5.26          04/04/2007              2,092
       11,556   HUDSON-THAMES LLC                                                       5.29          04/30/2007             11,509
       53,943   IBM CORPORATION SERIES MTN+/-                                           5.35          06/28/2007             53,952
      100,180   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          09/17/2007            100,180
       38,531   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.32          04/24/2008             38,533
        9,247   K2 (USA) LLC+/-++                                                       5.30          07/16/2007              9,248
       15,412   K2 (USA) LLC+/-++                                                       5.33          09/28/2007             15,412
      154,124   KEEL CAPITAL INCORPORATED++                                             5.30          04/12/2007            153,899
        4,688   KESTREL FUNDING US LLC                                                  5.29          05/21/2007              4,655
       49,794   KLIO III FUNDING CORPORATION++                                          5.31          04/24/2007             49,634
       19,265   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                5.33          06/26/2007             19,266
       58,177   LIBERTY HARBOUR CDO II LIMITED++                                        5.30          04/27/2007             57,965
        5,394   LIBERTY HARBOUR CDO II LIMITED++                                        5.39          04/13/2007              5,386
       32,520   METLIFE GLOBAL FUNDING I+/-++                                           5.43          10/05/2007             32,536
       38,531   MORGAN STANLEY+/-                                                       5.36          07/12/2007             38,531
       56,579   MORGAN STANLEY+/-                                                       5.48          07/27/2007             56,599
       38,531   MORGAN STANLEY+/-                                                       5.51          08/07/2007             38,531
      339,072   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $339,227)                                               5.49          04/02/2007            339,072
        7,128   MORGAN STANLEY SERIES EXL+/-SS.                                         5.38          05/15/2008              7,129
        6,165   NATIONAL CITY BANK+/-                                                   5.46          09/04/2007              6,166
       44,180   NATIONWIDE BUILDING SOCIETY+/-++                                        5.48          07/20/2007             44,202
       28,767   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               5.32          05/09/2007             28,612
       77,062   NORTHERN ROCK PLC+/-++SS.                                               5.34          05/05/2008             77,069
       22,261   PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.30          04/15/2007             22,261
        7,706   PICAROS FUNDING PLC++                                                   5.29          06/22/2007              7,615
       43,925   PREMIUM ASSET TRUST+/-++                                                5.47          12/21/2007             43,987
       38,531   PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.37          12/16/2007             38,531
       29,283   PYXIS MASTER TRUST SERIES 2007-3+/-++                                   5.37          08/27/2007             29,283
        6,234   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.34          09/24/2007              6,235
       19,375   REGENCY MARKETS #1 LLC++                                                5.28          05/15/2007             19,254
       53,943   SAINT GERMAIN FUNDING                                                   5.31          04/19/2007             53,809
       35,448   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.39          04/11/2008             35,448
        6,165   SKANDINAVISKA ENSKILDA BANKEN AB                                        5.26          08/20/2007              6,040
       30,825   SLM CORPORATION+/-++SS.                                                 5.32          05/12/2008             30,828
        3,082   STANFIELD VICTORIA FUNDING LLC++                                        5.27          04/16/2007              3,076
       29,222   STANFIELD VICTORIA FUNDING LLC++                                        5.31          04/25/2007             29,124
       27,382   TASMAN FUNDING INCORPORATED++                                           5.29          04/04/2007             27,374

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT EQUITY INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       8,910   TRAVELERS INSURANCE COMPANY+/-                                          5.39%         02/08/2008    $         8,910
       38,531   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.33          06/15/2007             38,534
       38,531   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                   5.34          05/08/2008             38,535
        4,624   VERSAILLES CDS LLC++                                                    5.33          04/16/2007              4,614
       77,062   VETRA FINANCE CORPORATION                                               5.31          06/12/2007             76,266
       34,852   WHISTLEJACKET CAPITAL LIMITED                                           5.30          04/23/2007             34,745
        9,247   WINDMILL FUNDING CORPORATION                                            5.38          04/02/2007              9,247
       26,972   WORLD OMNI VEHICLE LEASING++                                            5.30          04/18/2007             26,909
       15,412   WORLD OMNI VEHICLE LEASING++                                            5.36          04/19/2007             15,376

                                                                                                                          4,721,353
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,845,826)                                                                 4,845,826
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.63%
    1,733,395   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,733,395

TOTAL SHORT-TERM INVESTMENTS (COST $1,733,395)                                                                            1,733,395
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $89,005,042)*                                      104.00%                                                    $   110,944,262

OTHER ASSETS AND LIABILITIES, NET                         (4.00)                                                         (4,265,892)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   106,678,370
                                                        -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,733,395.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.52%

AUSTRALIA - 4.55%
       54,999   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                              $       321,288
       17,000   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      348,682
       17,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            433,824
       11,571   RIO TINTO LIMITED (METAL MINING)                                                                            737,828
        7,195   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                           229,890

                                                                                                                          2,071,512
                                                                                                                    ---------------
AUSTRIA - 0.49%
        8,900   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         222,444
                                                                                                                    ---------------
BELGIUM - 2.25%
        5,000   BELGACOM SA (COMMUNICATIONS)                                                                                222,084
        4,000   DELHAIZE GROUP (FOOD STORES)                                                                                367,678
        9,475   FORTIS (DEPOSITORY INSTITUTIONS)                                                                            432,747

                                                                                                                          1,022,509
                                                                                                                    ---------------
FINLAND - 1.00%
        5,644   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          298,188
        6,751   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 155,385

                                                                                                                            453,573
                                                                                                                    ---------------
FRANCE - 12.08%
        3,600   ALSTOM SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                         467,198
       10,633   AXA SA (INSURANCE CARRIERS)                                                                                 450,850
        6,500   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      502,311
        6,466   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      492,255
        5,400   CARREFOUR SA (FOOD STORES)                                                                                  394,942
        3,544   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  391,379
        4,274   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     474,166
        8,822   PUBLICIS GROUPE (COMMUNICATIONS)                                                                            426,139
        5,917   TECHNIP SA (OIL & GAS EXTRACTION)                                                                           434,098
       16,000   TOTAL SA (OIL & GAS EXTRACTION)                                                                           1,121,041
        8,400   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       341,346

                                                                                                                          5,495,725
                                                                                                                    ---------------
GERMANY - 8.90%
        2,700   ALLIANZ AG (INSURANCE CARRIERS)                                                                             554,398
       14,786   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    654,180
        7,800   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               639,763
        3,500   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 475,868
        3,100   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 451,051
        9,317   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                           257,882
        7,500   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)+                                                             276,520
        6,500   METRO AG (FOOD STORES)                                                                                      460,285
        2,600   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                              277,925

                                                                                                                          4,047,872
                                                                                                                    ---------------
GREECE - 1.01%
       14,567   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     461,184
                                                                                                                    ---------------
HONG KONG - 5.66%
       46,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  582,249
       56,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           513,768
      553,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                            295,132

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
HONG KONG (continued)
      129,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                          $       360,741
       40,560   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               469,268
       57,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             356,364

                                                                                                                          2,577,522
                                                                                                                    ---------------
ITALY - 2.52%
       20,007   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                           651,051
       52,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           495,882

                                                                                                                          1,146,933
                                                                                                                    ---------------
JAPAN - 20.88%
       12,800   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 255,261
       48,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          358,045
       20,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                BUILDERS)                                                                                                   328,072
           71   EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                      553,106
        4,900   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             456,152
       68,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    452,987
            9   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                          77,902
       23,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               673,371
        1,300   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  293,338
       21,100   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    444,060
           39   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                       440,173
       32,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    597,420
       17,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                                499,151
        5,000   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                                  364,902
       17,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                         350,560
       27,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               219,043
       67,300   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               721,316
       22,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  458,333
       14,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  392,753
       13,500   SONY CORPORATION (ELECTRONIC)                                                                               686,227
       87,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                TRANSPORTATION EQUIPMENT)                                                                                   449,618
       41,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                          427,605

                                                                                                                          9,499,395
                                                                                                                    ---------------
NETHERLANDS - 5.90%
        6,104   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 463,555
        9,796   ARCELOR MITTAL NV (BASIC MATERIALS)                                                                         520,428
       17,600   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          434,716
       12,500   ING GROEP NV (FINANCIAL SERVICES)                                                                           528,494
       16,100   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 250,773
       16,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                486,050

                                                                                                                          2,684,016
                                                                                                                    ---------------
NORWAY - 1.05%
       17,487   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       476,136
                                                                                                                    ---------------
RUSSIA - 0.44%
        2,300   LUKOIL ADR (OIL & GAS EXTRACTION)<<                                                                         198,720
                                                                                                                    ---------------
SINGAPORE - 2.40%
      152,000   CAPITALAND LIMITED (REAL ESTATE)                                                                            801,503
       21,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      290,677

                                                                                                                          1,092,180
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
SPAIN - 0.88%
        4,587   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        $       112,624
       11,418   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  287,818

                                                                                                                            400,442
                                                                                                                    ---------------
SWEDEN - 2.21%
       12,300   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  273,909
        9,338   SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       326,966
      110,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    404,852

                                                                                                                          1,005,727
                                                                                                                    ---------------
SWITZERLAND - 7.34%
        5,200   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             520,792
       15,700   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   900,539
        5,100   ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                         902,358
        8,400   UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        499,099
        1,789   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           516,390

                                                                                                                          3,339,178
                                                                                                                    ---------------
TAIWAN - 0.67%
       28,500   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          306,375
                                                                                                                    ---------------
TURKEY - 0.72%
       24,600   TURKCELL ILETISIM HIZMETLERI AS ADR (COMMUNICATIONS)                                                        325,950
                                                                                                                    ---------------
UNITED KINGDOM - 17.57%
       52,043   AVIVA PLC (INSURANCE CARRIERS)                                                                              766,558
       57,000   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     515,969
       37,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      526,381
       14,349   BHP BILLITON PLC (COAL MINING)                                                                              319,921
       43,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               477,242
       17,741   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         264,106
       26,290   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           722,733
      195,000   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              610,130
       34,522   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                EQUIPMENT)                                                                                                  541,773
       57,863   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                                                                  562,780
    4,396,962   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                            8,869
       13,400   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                        445,902
       29,000   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                          343,261
       19,129   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   386,969
      381,500   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                       1,017,243
        9,167   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            214,847
       22,700   YELL GROUP PLC (COMMUNICATIONS)                                                                             267,126

                                                                                                                          7,991,810
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $35,565,596)                                                                                   44,819,203
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 0.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
        5,273   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        5,273
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 0.44%
$         588   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37%        03/14/2008                588
        3,008   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007              3,010
          571   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007                570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       1,632   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30%        04/25/2007    $         1,632
        1,632   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.39         10/25/2007              1,632
        1,632   BANCO SANTANDER TOTTA LOAN+/-++SS.                                       5.32         05/16/2008              1,632
        4,897   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007              4,897
        2,612   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                (MATURITY VALUE $2,613)                                                  5.49         04/02/2007              2,612
        3,591   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007              3,578
          784   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007                777
        1,306   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007              1,293
        1,306   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007              1,300
        1,632   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007              1,620
          653   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007                647
        1,698   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007              1,678
        3,265   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007              3,233
        1,867   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007              1,855
          156   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007                156
        2,165   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007              2,150
        1,241   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007              1,227
          895   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007                886
          237   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007                234
           74   CHEYNE FINANCE LLC                                                       5.26         04/18/2007                 74
          653   CHEYNE FINANCE LLC                                                       5.31         06/19/2007                646
          291   CHEYNE FINANCE LLC                                                       5.32         05/14/2007                289
        4,244   CHEYNE FINANCE LLC+/-++                                                  5.34         02/25/2008              4,243
        1,632   CHEYNE FINANCE LLC SERIES MTN+/-++                                       5.33         07/16/2007              1,632
          653   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007                653
          698   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007                698
          720   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007                721
       22,852   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $22,862)                                                 5.49         04/02/2007             22,852
          326   COMERICA BANK+/-                                                         5.32         02/08/2008                325
        3,631   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007              3,627
        1,469   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007              1,467
        1,959   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007              1,954
        1,632   CULLINAN FINANCE CORPORATION+/-++                                        5.32         02/12/2008              1,632
        3,265   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                            5.28         06/25/2007              3,265
        5,255   DEER VALLEY FUNDING LLC++                                                5.29         04/19/2007              5,242
        2,448   DEER VALLEY FUNDING LLC++                                                5.29         05/15/2007              2,433
          920   DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007                918
          979   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007                974
       20,222   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $20,231)                                                 5.49         04/02/2007             20,222
        3,265   FIVE FINANCE INCORPORATED SERIES MTN+/-++                                5.50         06/13/2007              3,265
          426   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007                420
        2,025   FOX TROT CDO LIMITED++                                                   5.31         04/24/2007              2,018
          816   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007                816
        1,306   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007              1,301
        3,265   GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007              3,264
        1,632   HARRIER FINANCE FUNDING LLC+/-++                                         5.31         01/11/2008              1,632
          131   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                              5.54         05/15/2007                131
           89   HUDSON-THAMES LLC++                                                      5.26         04/04/2007                 89
          490   HUDSON-THAMES LLC                                                        5.29         04/30/2007                488
        2,285   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007              2,286
        4,244   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007              4,244
        1,632   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               5.32         04/24/2008              1,632
          392   K2 (USA) LLC+/-++                                                        5.30         07/16/2007                392
          653   K2 (USA) LLC+/-++                                                        5.33         09/28/2007                653
        6,529   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007              6,520
          199   KESTREL FUNDING US LLC                                                   5.29         05/21/2007                197
        2,109   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007              2,103
          816   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007                816
        2,465   LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007              2,456
          229   LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007                228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       1,378   METLIFE GLOBAL FUNDING I+/-++                                            5.43%        10/05/2007    $         1,378
        1,632   MORGAN STANLEY+/-                                                        5.36         07/12/2007              1,632
        2,397   MORGAN STANLEY+/-                                                        5.48         07/27/2007              2,398
        1,632   MORGAN STANLEY+/-                                                        5.51         08/07/2007              1,632
       14,364   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $14,371)                                                 5.49         04/02/2007             14,364
          302   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008                302
          261   NATIONAL CITY BANK+/-                                                    5.46         09/04/2007                261
        1,872   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007              1,873
        1,219   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007              1,212
        3,265   NORTHERN ROCK PLC+/-++SS.                                                5.34         05/05/2008              3,265
          943   PARAGON MORTGAGES PLC SERIES 12A+/-++                                    5.30         04/15/2007                943
          326   PICAROS FUNDING PLC++                                                    5.29         06/22/2007                323
        1,861   PREMIUM ASSET TRUST+/-++                                                 5.47         12/21/2007              1,863
        1,632   PREMIUM ASSET TRUST SERIES 06-B+/-++                                     5.37         12/16/2007              1,632
        1,241   PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.37         08/27/2007              1,241
          264   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34         09/24/2007                264
          821   REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007                816
        2,285   SAINT GERMAIN FUNDING                                                    5.31         04/19/2007              2,280
        1,502   SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.39         04/11/2008              1,502
          261   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007                256
        1,306   SLM CORPORATION+/-++SS.                                                  5.32         05/12/2008              1,306
          131   STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007                130
        1,238   STANFIELD VICTORIA FUNDING LLC++                                         5.31         04/25/2007              1,234
        1,160   TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007              1,160
          377   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008                377
        1,632   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                       5.33         06/15/2007              1,632
        1,632   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         05/08/2008              1,632
          196   VERSAILLES CDS LLC++                                                     5.33         04/16/2007                195
        3,265   VETRA FINANCE CORPORATION                                                5.31         06/12/2007              3,231
        1,476   WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007              1,472
          392   WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007                392
        1,143   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007              1,140
          653   WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007                650

                                                                                                                            200,013
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $205,286)                                                                     205,286
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.18%
      537,310   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                537,310

TOTAL SHORT-TERM INVESTMENTS (COST $537,310)                                                                                537,310
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $36,308,192)*                                      100.15%                                                    $    45,561,799

OTHER ASSETS AND LIABILITIES, NET                         (0.15)                                                            (69,880)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $    45,491,919
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $537,310.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.41%

APPAREL & ACCESSORY STORES - 3.07%
       42,200   GAP INCORPORATED                                                                                    $       726,262
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 3.79%
       24,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                                898,320
                                                                                                                    ---------------
BUSINESS SERVICES - 10.92%
       25,000   CISCO SYSTEMS INCORPORATED+                                                                                 638,250
       36,000   FIRST DATA CORPORATION                                                                                      968,400
       33,396   MICROSOFT CORPORATION                                                                                       930,747
        2,800   SYMANTEC CORPORATION+                                                                                        48,440

                                                                                                                          2,585,837
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 13.26%
        6,600   JOHNSON & JOHNSON                                                                                           397,716
       30,500   MEDIMMUNE INCORPORATED+                                                                                   1,109,895
       32,500   PFIZER INCORPORATED                                                                                         820,950
       16,200   WYETH                                                                                                       810,486

                                                                                                                          3,139,047
                                                                                                                    ---------------
COMMUNICATIONS - 2.63%
       24,450   COMCAST CORPORATION CLASS A+                                                                                622,742
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 14.23%
       15,200   BANK OF AMERICA CORPORATION                                                                                 775,504
        6,500   BANK OF NEW YORK COMPANY INCORPORATED                                                                       263,575
       18,200   CITIGROUP INCORPORATED                                                                                      934,388
       14,500   JPMORGAN CHASE & COMPANY                                                                                    701,510
       31,600   WESTERN UNION COMPANY                                                                                       693,620

                                                                                                                          3,368,597
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.73%
        5,700   ANALOG DEVICES INCORPORATED                                                                                 196,593
       26,200   GENERAL ELECTRIC COMPANY                                                                                    926,432
        7,500   NOVELLUS SYSTEMS INCORPORATED+                                                                              240,150
       50,300   VISHAY INTERTECHNOLOGY INCORPORATED+                                                                        703,194

                                                                                                                          2,066,369
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 7.23%
       38,000   DOLLAR GENERAL CORPORATION                                                                                  803,700
       19,370   WAL-MART STORES INCORPORATED                                                                                909,422

                                                                                                                          1,713,122
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.19%
        9,900   3M COMPANY                                                                                                  756,657
        8,000   DELL INCORPORATED+                                                                                          185,680
       39,800   INTEL CORPORATION                                                                                           761,374

                                                                                                                          1,703,711
                                                                                                                    ---------------
INSURANCE CARRIERS - 4.71%
       14,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   941,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
        8,000   PROGRESSIVE CORPORATION                                                                             $       174,560

                                                                                                                          1,115,640
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.00%
       32,500   BOSTON SCIENTIFIC CORPORATION+                                                                              472,550
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.08%
       30,600   TYCO INTERNATIONAL LIMITED                                                                                  965,430
                                                                                                                    ---------------
MOTION PICTURES - 3.96%
       47,500   TIME WARNER INCORPORATED                                                                                    936,700
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 0.76%
        2,600   DEVON ENERGY CORPORATION                                                                                    179,972
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 6.88%
       11,500   CHEVRON CORPORATION                                                                                         850,540
       11,400   CONOCOPHILLIPS                                                                                              779,190

                                                                                                                          1,629,730
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.97%
        4,200   MERRILL LYNCH & COMPANY INCORPORATED                                                                        343,014
       10,600   MORGAN STANLEY                                                                                              834,855

                                                                                                                          1,177,869
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $21,642,271)                                                                                   23,301,898
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 3.86%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.10%
       23,493   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       23,493
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.76%
$       2,618   AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.37%        03/14/2008               2,618
       13,403   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47         08/16/2007              13,409
        2,545   ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.37         04/23/2007               2,538
        7,272   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.30         04/25/2007               7,272
        7,272   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.39         10/25/2007               7,273
        7,272   BANCO SANTANDER TOTTA LOAN+/-++SS.                                      5.32         05/16/2008               7,273
       21,817   BANK OF AMERICA NA SERIES BKNT+/-                                       5.49         06/19/2007              21,819
       11,636   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                (MATURITY VALUE $11,641)                                                5.49         04/02/2007              11,636
       15,999   BUCKINGHAM II CDO LLC                                                   5.32         04/26/2007              15,943
        3,491   CAIRN HIGH GRADE FUNDING I LLC++                                        5.30         05/31/2007               3,461
        5,818   CAIRN HIGH GRADE FUNDING I LLC                                          5.30         06/07/2007               5,762
        5,818   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31         05/03/2007               5,792
        7,272   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31         05/23/2007               7,218
        2,909   CAIRN HIGH GRADE FUNDING I LLC                                          5.32         06/04/2007               2,882
        7,563   CAIRN HIGH GRADE FUNDING I LLC++                                        5.32         06/21/2007               7,475
       14,545   CEDAR SPRINGS CAPITAL COMPANY++                                         5.30         06/07/2007              14,405
        8,316   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         05/16/2007               8,263
          694   CEDAR SPRINGS CAPITAL COMPANY                                           5.31         04/13/2007                 693
        9,646   CEDAR SPRINGS CAPITAL COMPANY                                           5.31         05/21/2007               9,577
        5,527   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         06/14/2007               5,468
        3,987   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32         06/12/2007               3,946
        1,055   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32         06/13/2007               1,044

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         330   CHEYNE FINANCE LLC                                                      5.26%        04/18/2007     $           329
        2,909   CHEYNE FINANCE LLC                                                      5.31         06/19/2007               2,876
        1,297   CHEYNE FINANCE LLC                                                      5.32         05/14/2007               1,289
       18,908   CHEYNE FINANCE LLC+/-++                                                 5.34         02/25/2008              18,903
        7,272   CHEYNE FINANCE LLC SERIES MTN+/-++                                      5.33         07/16/2007               7,273
        2,909   CIT GROUP INCORPORATED+/-                                               5.42         12/19/2007               2,911
        3,108   CIT GROUP INCORPORATED+/-                                               5.57         09/20/2007               3,111
        3,207   CIT GROUP INCORPORATED+/-                                               5.59         11/23/2007               3,211
      101,814   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $101,861)                                               5.49         04/02/2007             101,814
        1,454   COMERICA BANK+/-                                                        5.32         02/08/2008               1,449
       16,176   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.38         04/10/2007              16,158
        6,545   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.30         04/12/2007               6,536
        8,727   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32         04/20/2007               8,704
        7,272   CULLINAN FINANCE CORPORATION+/-++                                       5.32         02/12/2008               7,270
       14,545   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                           5.28         06/25/2007              14,545
       23,411   DEER VALLEY FUNDING LLC++                                               5.29         04/19/2007              23,353
       10,909   DEER VALLEY FUNDING LLC++                                               5.29         05/15/2007              10,840
        4,098   DEER VALLEY FUNDING LLC++                                               5.31         04/11/2007               4,092
        4,363   DEER VALLEY FUNDING LLC                                                 5.34         05/07/2007               4,341
       90,093   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $90,134)                                                5.49         04/02/2007              90,093
       14,545   FIVE FINANCE INCORPORATED SERIES MTN+/-++                               5.50         06/13/2007              14,547
        1,897   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.29         07/06/2007               1,871
        9,021   FOX TROT CDO LIMITED++                                                  5.31         04/24/2007               8,992
        3,635   GENWORTH FINANCIAL INCORPORATED+/-                                      5.50         06/15/2007               3,636
        5,818   GEORGE STREET FINANCE LLC++                                             5.33         04/30/2007               5,794
       14,545   GREENWICH CAPITAL HOLDINGS                                              5.44         04/03/2007              14,543
        7,272   HARRIER FINANCE FUNDING LLC+/-++                                        5.31         01/11/2008               7,272
          582   HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                             5.54         05/15/2007                 582
          395   HUDSON-THAMES LLC++                                                     5.26         04/04/2007                 395
        2,181   HUDSON-THAMES LLC                                                       5.29         04/30/2007               2,172
       10,181   IBM CORPORATION SERIES MTN+/-                                           5.35         06/28/2007              10,183
       18,908   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39         09/17/2007              18,908
        7,272   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                              5.32         04/24/2008               7,273
        1,745   K2 (USA) LLC+/-++                                                       5.30         07/16/2007               1,746
        2,909   K2 (USA) LLC+/-++                                                       5.33         09/28/2007               2,909
       29,090   KEEL CAPITAL INCORPORATED++                                             5.30         04/12/2007              29,047
          885   KESTREL FUNDING US LLC                                                  5.29         05/21/2007                 879
        9,398   KLIO III FUNDING CORPORATION++                                          5.31         04/24/2007               9,368
        3,636   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                5.33         06/26/2007               3,636
       10,980   LIBERTY HARBOUR CDO II LIMITED++                                        5.30         04/27/2007              10,940
        1,018   LIBERTY HARBOUR CDO II LIMITED++                                        5.39         04/13/2007               1,017
        6,138   METLIFE GLOBAL FUNDING I+/-++                                           5.43         10/05/2007               6,141
        7,272   MORGAN STANLEY+/-                                                       5.36         07/12/2007               7,272
       10,679   MORGAN STANLEY+/-                                                       5.48         07/27/2007              10,683
        7,272   MORGAN STANLEY+/-                                                       5.51         08/07/2007               7,272
       63,997   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $64,026)                                                5.49         04/02/2007              63,997
        1,345   MORGAN STANLEY SERIES EXL+/-SS.                                         5.38         05/15/2008               1,345
        1,164   NATIONAL CITY BANK+/-                                                   5.46         09/04/2007               1,164
        8,339   NATIONWIDE BUILDING SOCIETY+/-++                                        5.48         07/20/2007               8,343
        5,430   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               5.32         05/09/2007               5,400
       14,545   NORTHERN ROCK PLC+/-++SS.                                               5.34         05/05/2008              14,546
        4,202   PARAGON MORTGAGES PLC SERIES 12A+/-++                                   5.30         04/15/2007               4,202
        1,454   PICAROS FUNDING PLC++                                                   5.29         06/22/2007               1,437
        8,291   PREMIUM ASSET TRUST+/-++                                                5.47         12/21/2007               8,302
        7,272   PREMIUM ASSET TRUST SERIES 06-B+/-++                                    5.37         12/16/2007               7,272
        5,527   PYXIS MASTER TRUST SERIES 2007-3+/-++                                   5.37         08/27/2007               5,527
        1,177   RACERS TRUST SERIES 2004-6-MM+/-++                                      5.34         09/24/2007               1,177
        3,657   REGENCY MARKETS #1 LLC++                                                5.28         05/15/2007               3,634
       10,181   SAINT GERMAIN FUNDING                                                   5.31         04/19/2007              10,156
        6,691   SHIPROCK FINANCE SERIES 2007-4A+/-++                                    5.39         04/11/2008               6,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       1,164   SKANDINAVISKA ENSKILDA BANKEN AB                                        5.26%        08/20/2007     $         1,140
        5,818   SLM CORPORATION+/-++SS.                                                 5.32         05/12/2008               5,818
          582   STANFIELD VICTORIA FUNDING LLC++                                        5.27         04/16/2007                 581
        5,515   STANFIELD VICTORIA FUNDING LLC++                                        5.31         04/25/2007               5,497
        5,168   TASMAN FUNDING INCORPORATED++                                           5.29         04/04/2007               5,167
        1,682   TRAVELERS INSURANCE COMPANY+/-                                          5.39         02/08/2008               1,682
        7,272   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                      5.33         06/15/2007               7,273
        7,272   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                   5.34         05/08/2008               7,273
          873   VERSAILLES CDS LLC++                                                    5.33         04/16/2007                 871
       14,545   VETRA FINANCE CORPORATION                                               5.31         06/12/2007              14,395
        6,578   WHISTLEJACKET CAPITAL LIMITED                                           5.30         04/23/2007               6,558
        1,745   WINDMILL FUNDING CORPORATION                                            5.38         04/02/2007               1,745
        5,091   WORLD OMNI VEHICLE LEASING++                                            5.30         04/18/2007               5,079
        2,909   WORLD OMNI VEHICLE LEASING++                                            5.36         04/19/2007               2,902

                                                                                                                            891,117
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $914,610)                                                                     914,610
                                                                                                                    ---------------

SHARES
SHORT TERM INVESTMENTS - 1.05%
      249,171   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                249,171
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $249,171)                                                                                249,171
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $22,806,052)*                                     103.32%                                                     $    24,465,679

OTHER ASSETS AND LIABILITIES, NET                        (3.32)                                                            (786,483)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $    23,679,196
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $249,171.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.92%

APPAREL & ACCESSORY STORES - 2.45%
       33,300   KOHL'S CORPORATION+                                                                                 $     2,551,113
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 5.10%
       47,200   GENENTECH INCORPORATED+                                                                                   3,876,064
       23,800   GENZYME CORPORATION+                                                                                      1,428,476

                                                                                                                          5,304,540
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.91%
       51,400   FASTENAL COMPANY                                                                                          1,801,570
       43,100   HOME DEPOT INCORPORATED                                                                                   1,583,494
       87,600   LOWE'S COMPANIES INCORPORATED                                                                             2,758,524

                                                                                                                          6,143,588
                                                                                                                    ---------------
BUSINESS SERVICES - 25.32%
       27,500   AUTOMATIC DATA PROCESSING INCORPORATED                                                                    1,331,000
      225,600   CISCO SYSTEMS INCORPORATED+                                                                               5,759,568
      205,200   EBAY INCORPORATED+                                                                                        6,802,380
       52,200   FIRST DATA CORPORATION                                                                                    1,404,180
        8,500   GOOGLE INCORPORATED CLASS A+                                                                              3,894,360
      210,700   MICROSOFT CORPORATION                                                                                     5,872,209
       40,400   YAHOO! INCORPORATED+<<                                                                                    1,264,116

                                                                                                                         26,327,813
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 2.59%
       48,100   AMGEN INCORPORATED+                                                                                       2,687,828
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 1.10%
       52,200   WESTERN UNION COMPANY                                                                                     1,145,790
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.12%
       58,400   LINEAR TECHNOLOGY CORPORATION                                                                             1,844,856
      176,800   NOKIA OYJ ADR                                                                                             4,052,256
       84,600   TEXAS INSTRUMENTS INCORPORATED                                                                            2,546,460

                                                                                                                          8,443,572
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.94%
      108,150   PAYCHEX INCORPORATED                                                                                      4,095,641
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 5.10%
       61,900   TARGET CORPORATION                                                                                        3,668,194
       34,900   WAL-MART STORES INCORPORATED                                                                              1,638,555

                                                                                                                          5,306,749
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.56%
       79,000   EMC CORPORATION+                                                                                          1,094,150
      136,200   INTEL CORPORATION                                                                                         2,605,506

                                                                                                                          3,699,656
                                                                                                                    ---------------
INSURANCE CARRIERS - 4.20%
       64,875   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 4,360,896
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
MEDICAL EQUIPMENT & SUPPLIES - 5.56%
      117,775   MEDTRONIC INCORPORATED                                                                              $     5,778,042
                                                                                                                    ---------------
PERSONAL SERVICES - 1.81%
       52,200   CINTAS CORPORATION                                                                                        1,884,420
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 22.75%
      304,550   CHARLES SCHWAB CORPORATION                                                                                5,570,220
       39,000   FRANKLIN RESOURCES INCORPORATED                                                                           4,712,370
       49,975   GOLDMAN SACHS GROUP INCORPORATED                                                                         10,326,334
       32,300   LEGG MASON INCORPORATED                                                                                   3,042,983

                                                                                                                         23,651,907
                                                                                                                    ---------------
TRANSPORTATION SERVICES - 1.41%
       30,600   CH ROBINSON WORLDWIDE INCORPORATED                                                                        1,461,150
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $93,798,472)                                                                                  102,842,705
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 1.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.03%
       33,823   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       33,823
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 1.24%
$       3,769   AMERICAN GENERAL FINANCE CORPORATION+++/-                                5.37%        03/14/2008              3,770
       19,296   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007             19,305
        3,665   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007              3,653
       10,470   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                        5.30         04/25/2007             10,470
       10,470   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39         10/25/2007             10,471
       10,470   BANCO SANTANDER TOTTA LOAN+++/-SS.                                       5.32         05/16/2008             10,471
       31,410   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007             31,413
       16,752   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $16,760)                                                 5.49         04/02/2007             16,752
       23,034   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007             22,953
        5,026   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007              4,982
        8,376   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007              8,296
        8,376   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007              8,338
       10,470   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007             10,392
        4,188   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007              4,150
       10,889   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007             10,762
       20,940   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007             20,739
       11,973   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007             11,896
        1,000   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007                998
       13,887   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007             13,788
        7,957   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007              7,873
        5,741   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007              5,681
        1,519   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007              1,503
          475   CHEYNE FINANCE LLC                                                       5.26         04/18/2007                474
        4,188   CHEYNE FINANCE LLC                                                       5.31         06/19/2007              4,140
        1,868   CHEYNE FINANCE LLC                                                       5.32         05/14/2007              1,856
       27,222   CHEYNE FINANCE LLC+++/-                                                  5.34         02/25/2008             27,214
       10,470   CHEYNE FINANCE LLC SERIES MTN+++/-                                       5.33         07/16/2007             10,471
        4,188   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007              4,191
        4,475   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007              4,479
        4,617   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007              4,623
      146,580   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $146,647)                                                5.49         04/02/2007            146,580
        2,094   COMERICA BANK+/-                                                         5.32         02/08/2008              2,086
       23,289   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007             23,262
        9,423   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007              9,409

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      12,564   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32%        04/20/2007    $        12,531
       10,470   CULLINAN FINANCE CORPORATION+++/-                                        5.32         02/12/2008             10,467
       20,940   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                            5.28         06/25/2007             20,940
       33,705   DEER VALLEY FUNDING LLC++                                                5.29         04/19/2007             33,621
       15,705   DEER VALLEY FUNDING LLC++                                                5.29         05/15/2007             15,607
        5,899   DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007              5,891
        6,282   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007              6,250
      129,707   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $129,766)                                                5.49         04/02/2007            129,707
       20,940   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                5.50         06/13/2007             20,943
        2,731   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007              2,694
       12,987   FOX TROT CDO LIMITED++                                                   5.31         04/24/2007             12,946
        5,233   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007              5,235
        8,376   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007              8,342
       20,940   GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007             20,937
       10,470   HARRIER FINANCE FUNDING LLC+++/-                                         5.31         01/11/2008             10,470
          838   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                              5.54         05/15/2007                838
          569   HUDSON-THAMES LLC++                                                      5.26         04/04/2007                569
        3,140   HUDSON-THAMES LLC                                                        5.29         04/30/2007              3,127
       14,658   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007             14,660
       27,222   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007             27,222
       10,470   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.32         04/24/2008             10,471
        2,513   K2 (USA) LLC+++/-                                                        5.30         07/16/2007              2,513
        4,188   K2 (USA) LLC+++/-                                                        5.33         09/28/2007              4,188
       41,880   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007             41,819
        1,274   KESTREL FUNDING US LLC                                                   5.29         05/21/2007              1,265
       13,531   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007             13,487
        5,235   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007              5,235
       15,808   LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007             15,751
        1,466   LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007              1,463
        8,837   METLIFE GLOBAL FUNDING I+++/-                                            5.43         10/05/2007              8,841
       10,470   MORGAN STANLEY+/-                                                        5.36         07/12/2007             10,470
       15,374   MORGAN STANLEY+/-                                                        5.48         07/27/2007             15,380
       10,470   MORGAN STANLEY+/-                                                        5.51         08/07/2007             10,470
       92,136   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $92,178)                                                 5.49         04/02/2007             92,136
        1,937   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008              1,937
        1,675   NATIONAL CITY BANK+/-                                                    5.46         09/04/2007              1,675
       12,005   NATIONWIDE BUILDING SOCIETY+++/-                                         5.48         07/20/2007             12,011
        7,817   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007              7,775
       20,940   NORTHERN ROCK PLC+++/-SS.                                                5.34         05/05/2008             20,942
        6,049   PARAGON MORTGAGES PLC SERIES 12A+++/-                                    5.30         04/15/2007              6,049
        2,094   PICAROS FUNDING PLC++                                                    5.29         06/22/2007              2,069
       11,936   PREMIUM ASSET TRUST+++/-                                                 5.47         12/21/2007             11,953
       10,470   PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37         12/16/2007             10,470
        7,957   PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37         08/27/2007              7,957
        1,694   RACERS TRUST SERIES 2004-6-MM+++/-                                       5.34         09/24/2007              1,694
        5,265   REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007              5,232
       14,658   SAINT GERMAIN FUNDING                                                    5.31         04/19/2007             14,622
        9,632   SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39         04/11/2008              9,632
        1,675   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007              1,641
        8,376   SLM CORPORATION+++/-SS.                                                  5.32         05/12/2008              8,377
          838   STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007                836
        7,940   STANFIELD VICTORIA FUNDING LLC++                                         5.31         04/25/2007              7,914
        7,440   TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007              7,438
        2,421   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008              2,421
       10,470   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.33         06/15/2007             10,471
       10,470   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                    5.34         05/08/2008             10,471
        1,256   VERSAILLES CDS LLC++                                                     5.33         04/16/2007              1,254
       20,940   VETRA FINANCE CORPORATION                                                5.31         06/12/2007             20,724
        9,470   WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007              9,441
        2,513   WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007              2,513
        7,329   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007              7,312

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       4,188   WORLD OMNI VEHICLE LEASING++                                             5.36%        04/19/2007    $         4,178

                                                                                                                          1,282,936
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,316,759)                                                                 1,316,759
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.08%
    1,124,338   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,124,338

TOTAL SHORT-TERM INVESTMENTS (COST $1,124,338)                                                                            1,124,338
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $96,239,569)*                                      101.27%                                                    $   105,283,802

OTHER ASSETS AND LIABILITIES, NET                         (1.27)                                                         (1,321,667)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   103,962,135
                                                        -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,124,338.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 0.50%
$     242,065   FORD CREDIT AUTO OWNER TRUST++                                           5.36%        12/15/2007    $       242,065

TOTAL ASSET BACKED SECURITIES (COST $242,065)                                                                               242,065
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT - 2.06%
      500,000   CALYON NEW YORK SERIES YCD1+/-                                           5.32         06/20/2007            500,006
      250,000   DEUTSCHE BANK NEW YORK                                                   5.35         08/08/2007            250,000
      250,000   NATIXIS+/-                                                               5.40         03/06/2008            250,000

TOTAL CERTIFICATES OF DEPOSIT (COST $1,000,006)                                                                           1,000,006
                                                                                                                    ---------------
COMMERCIAL PAPER - 35.88%
      500,000   APRECO LLC++                                                             5.22         07/16/2007            492,388
      500,000   AQUINAS FUNDING LLC++                                                    5.21         07/09/2007            492,909
      500,000   ATOMIUM FUNDING LLC++                                                    5.26         04/02/2007            500,000
      300,000   BEAR STEARNS COMPANIES INCORPORATED                                      5.30         10/19/2007            300,000
      500,000   CAIRN HIGH GRADE FUNDING I LLC++                                         5.27         04/23/2007            498,464
      500,000   CAIRN HIGH GRADE FUNDING I LLC++                                         5.28         05/24/2007            496,208
      500,000   CEDAR SPRINGS CAPITAL COMPANY++                                          5.25         04/23/2007            498,469
      500,000   COBBLER FUNDING LLC++                                                    5.25         06/28/2007            493,656
      500,000   COBBLER FUNDING LLC++                                                    5.19         07/18/2007            492,287
      500,000   CONCORD MINUTEMEN CAPITAL COMPANY                                        5.30         04/03/2008            500,000
    1,000,000   DANSKE CORPORATION++                                                     5.17         04/10/2007            998,851
      500,000   DEER VALLEY FUNDING LLC++                                                5.27         04/19/2007            498,756
      500,000   FCAR OWNER TRUST I                                                       5.21         07/27/2007            491,606
      500,000   FIVE FINANCE INCOPORATED++                                               5.25         06/29/2007            493,583
      500,000   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.25         06/12/2007            494,823
      500,000   FOX TROT CDO LIMITED++                                                   5.23         06/11/2007            494,915
      500,000   GEMINI SECURITIZATION LLC++                                              5.25         05/02/2007            497,813
      500,000   GERMAN RESIDENTIAL FUNDING++                                             5.25         05/22/2007            496,354
      500,000   HUDSON-THAMES LLC++                                                      5.24         06/11/2007            494,906
      500,000   K2 (USA) LLC++                                                           5.24         06/19/2007            494,323
      500,000   KESTREL FUNDING US LLC++                                                 5.25         05/10/2007            497,229
      500,000   LEGACY CAPITAL LLC++                                                     5.21         08/02/2007            491,172
      500,000   NORTH SEA FUNDING LLC++                                                  5.21         04/05/2007            499,783
      500,000   NORTH SEA FUNDING LLC++                                                  5.25         04/30/2007            497,958
      500,000   PERRY GLOBAL FUNDING LLC++                                               5.21         07/19/2007            492,185
      500,000   REGENCY MARKETS #1 LLC++                                                 5.25         04/16/2007            498,979
      744,000   SCALDIS CAPITAL LLC++                                                    5.19         05/08/2007            740,139
      500,000   SIMBA FUNDING CORPORATION++                                              5.23         06/05/2007            495,351
      500,000   STANFIELD VICTORIA FUNDING LLC++                                         5.25         04/25/2007            498,323
      500,000   SWEDISH NATIONAL HOUSING FINANCE++                                       5.20         04/13/2007            499,206
      500,000   TASMAN FUNDING INCORPORATED++                                            5.25         05/16/2007            496,792
      500,000   TASMAN FUNDING INCORPORATED++                                            5.26         06/29/2007            493,571
      500,000   TIERRA ALTA FUNDING++                                                    5.27         04/11/2007            499,341
      500,000   VERSAILLES CDS LLC++                                                     5.25         04/16/2007            498,979

TOTAL COMMERCIAL PAPER (COST $17,419,319)                                                                                17,419,319
                                                                                                                    ---------------
CORPORATE BONDS & NOTES - 1.03%
      500,000   AMERICAN EXPRESS CENTURION SERIES BKNT+/-                                5.29         05/22/2007            500,000

TOTAL CORPORATE BONDS & NOTES (COST $500,000)                                                                               500,000
                                                                                                                    ---------------
EXTENDABLE BONDS - 14.83%
    1,000,000   BANK OF IRELAND SERIES XMTN+++/-                                         5.32         04/18/2008          1,000,000
      500,000   BNP PARIBAS SA+/-                                                        5.32         03/14/2008            500,000
      500,000   DNB NOR BANK ASA+++/-                                                    5.31         04/24/2008            500,000
      500,000   FLORIDA HURRICANE CATASTROPHE+/-                                         5.33         04/14/2008            500,000
    1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                  5.45         07/09/2007          1,000,000
      500,000   INTESA BANK (IRELAND) PLC+++/-                                           5.32         04/24/2008            500,000
      200,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30         04/18/2008            200,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (continued)
$     500,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                  5.30%        04/23/2008    $       500,000
    1,000,000   NORDEA BANK AB+++/-                                                      5.33         04/11/2008          1,000,000
    1,000,000   NORTHERN ROCK PLC SERIES MTN+++/-                                        5.43         04/09/2008          1,000,000
      500,000   PREMIUM ASSET TRUST+++/-                                                 5.38         03/15/2008            500,000

TOTAL EXTENDABLE BONDS (COST $7,200,000)                                                                                  7,200,000
                                                                                                                    ---------------
MEDIUM TERM NOTES - 15.45%
      500,000   ASIF GLOBAL FINANCING+++/-                                               5.40         05/03/2007            500,026
      600,000   BANK OF AMERICA SECURITIES+/-SS.(e)                                      5.51                               600,000
      900,000   BEAR STEARNS COMPANIES INCORPORATED+/-SS.(e)                             5.56                               900,000
    1,000,000   CHEYNE FINANCE LLC+++/-                                                  5.33         07/16/2007            999,929
      250,000   CULLINAN FINANCE CORPORATION+++/-                                        5.32         01/04/2008            249,964
      500,000   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                              5.32         05/15/2007            499,991
      250,000   KESTREL FUNDING US LLC+++/-                                              5.32         09/21/2007            249,977
      600,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007            599,995
      250,000   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.39         07/19/2007            250,069
      250,000   LIBERTY LIGHT US CAPITAL+++/-                                            5.32         01/04/2008            249,963
      150,000   MONUMENT GLOBAL FUNDING II+++/-                                          5.33         12/20/2007            150,000
      500,000   NATIONWIDE BUILDING SOCIETY+++/-                                         5.46         02/01/2008            500,531
      500,000   SEDNA FINANCE INCORPORATED+++/-                                          5.32         05/30/2007            499,992
      500,000   SEDNA FINANCE INCORPORATED+++/-                                          5.32         04/11/2007            500,001
      500,000   TANGO FINANCE CORPORATION SERIES MTN+++/-                                5.32         05/24/2007            499,993
      100,000   VETRA FINANCE INCORPORATED+++/-                                          5.32         12/06/2007             99,994
      150,000   ZELA FINANCE INCORPORATED+++/-                                           5.31         12/07/2007            149,990

TOTAL MEDIUM TERM NOTES (COST $7,500,415)                                                                                 7,500,415
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 1.21%
      490,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO UNLIMITED,
                BANK OF AMERICA NA LOC)+/-SS.                                            5.35         11/01/2028            490,000
      100,000   NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES
                D (HEFAR, AMBAC INSURED)+/-SS.                                           5.32         12/01/2046            100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $590,000)                                                                               590,000
                                                                                                                    ---------------
PROMISSORY NOTES - 2.27%
    1,100,000   CITIGROUP GLOBAL+/-SS.(e)                                                5.51                             1,100,000

TOTAL PROMISSORY NOTES (COST $1,100,000)                                                                                  1,100,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS - 12.56%
    2,000,000   BARCLAYS CAPITAL INCORPORATED 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $2,000,897)                        5.38         04/02/2007          2,000,000
    1,000,000   CITIGROUP GLOBAL MARKETS 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,458)                                   5.50         04/02/2007          1,000,000
    2,097,895   CITIGROUP GLOBAL MARKETS 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $2,098,836)                                   5.38         04/02/2007          2,097,895
    1,000,000   GOLDMAN SACHS & COMPANY 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,451)                                   5.41         04/02/2007          1,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,097,895)                                                                             6,097,895
                                                                                                                    ---------------
TIME DEPOSITS - 14.42%
    1,000,000   CREDIT SUISSE FIRST BOSTON (GRAND CAYMAN)                                5.32         04/03/2007          1,000,000
    1,000,000   DEXIA BANK SA (BRUSSELS)                                                 5.32         04/04/2007          1,000,000
    1,000,000   FORTIS BANK (GRAND CAYMAN)                                               5.35         04/05/2007          1,000,000
    1,000,000   HSBC BANK (LONDON)                                                       5.42         04/02/2007          1,000,000
    1,000,000   ING BANK NV (AMSTERDAM)                                                  5.43         04/02/2007          1,000,000
    1,000,000   IXIS CORPORATION & INVESTMENT BANK                                       5.35         04/05/2007          1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
TIME DEPOSITS (continued)
$   1,000,000   SKANDINAV ENSKILDA BANK                                                  5.32%        04/02/2007    $     1,000,000

TOTAL TIME DEPOSITS (COST $7,000,000)                                                                                     7,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $48,649,700)*                                        100.21%                                                  $    48,649,700

OTHER ASSETS AND LIABILITIES, NET                           (0.21)                                                         (103,975)
                                                           ------                                                   ---------------

TOTAL NET ASSETS                                           100.00%                                                  $    48,545,725
                                                           ------                                                   ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(e)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 80.79%

AMUSEMENT & RECREATION SERVICES - 1.19%
      260,000   INTERNATIONAL GAME TECHNOLOGY                                                                       $    10,498,800
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 2.65%
      215,000   NORDSTROM INCORPORATED                                                                                   11,382,100
      455,000   URBAN OUTFITTERS INCORPORATED+                                                                           12,062,050

                                                                                                                         23,444,150
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.42%
      591,700   AUTONATION INCORPORATED+<<                                                                               12,567,708
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 1.50%
      610,000   PDL BIOPHARMA INCORPORATED+                                                                              13,237,000
                                                                                                                    ---------------
BUSINESS SERVICES - 14.48%
      705,000   ACTIVISION INCORPORATED+                                                                                 13,352,700
      680,000   CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     14,320,800
    1,235,000   CNET NETWORKS INCORPORATED+                                                                              10,756,850
      140,000   ELECTRONIC ARTS INCORPORATED+                                                                             7,050,400
      460,000   IMS HEALTH INCORPORATED                                                                                  13,643,600
    1,060,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                             13,048,600
      570,000   JUNIPER NETWORKS INCORPORATED+                                                                           11,217,600
      102,000   OMNICOM GROUP INCORPORATED                                                                               10,442,760
      695,000   RED HAT INCORPORATED+                                                                                    15,936,350
      819,700   UNISYS CORPORATION+#                                                                                      6,910,071
      455,000   VERISIGN INCORPORATED+                                                                                   11,429,600

                                                                                                                        128,109,331
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 3.54%
      290,200   AMYLIN PHARMACEUTICALS INCORPORATED+                                                                     10,841,872
      325,000   PRAXAIR INCORPORATED#                                                                                    20,462,000

                                                                                                                         31,303,872
                                                                                                                    ---------------
COAL MINING - 1.25%
      275,000   PEABODY ENERGY CORPORATION<<                                                                             11,066,000
                                                                                                                    ---------------
COMMUNICATIONS - 4.53%
      437,300   CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              13,307,039
      477,000   COMCAST CORPORATION CLASS A+                                                                             12,149,190
       68,000   LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       7,520,120
      299,000   LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   7,122,180

                                                                                                                         40,098,529
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 4.40%
      257,000   BANK OF NEW YORK COMPANY INCORPORATED                                                                    10,421,350
      285,000   FIFTH THIRD BANCORP                                                                                      11,026,650
      290,000   TORONTO-DOMINION BANK                                                                                    17,437,679

                                                                                                                         38,885,679
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.56%
      565,000   NISOURCE INCORPORATED                                                                                    13,808,600
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.45%
    4,249,600   ARM HOLDINGS PLC                                                                                         11,205,823
    1,085,000   CELESTICA INCORPORATED+                                                                                   6,651,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      222,500   MICROSEMI CORPORATION                                                                               $     4,630,225
      440,000   MOLEX INCORPORATED CLASS A                                                                               10,951,600
    1,648,000   SANMINA-SCI CORPORATION+#                                                                                 5,965,760

                                                                                                                         39,404,458
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.72%
      395,000   ACCENTURE LIMITED CLASS A#                                                                               15,223,300
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.64%
      150,000   FORTUNE BRANDS INCORPORATED                                                                              11,823,000
      223,000   ILLINOIS TOOL WORKS INCORPORATED                                                                         11,506,800

                                                                                                                         23,329,800
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 1.24%
      345,000   PEPSI BOTTLING GROUP INCORPORATED                                                                        11,002,050
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES - 1.42%
      212,000   TARGET CORPORATION                                                                                       12,563,120
                                                                                                                    ---------------
HEALTH SERVICES - 0.73%
      595,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                      6,467,650
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.36%
      300,000   BED BATH & BEYOND INCORPORATED+                                                                          12,051,000
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.24%
      225,000   DOVER CORPORATION                                                                                        10,982,250
                                                                                                                    ---------------
INSURANCE CARRIERS - 6.09%
      216,000   ACE LIMITED#                                                                                             12,324,960
      120,000   AMBAC FINANCIAL GROUP INCORPORATED                                                                       10,366,800
      190,000   MGIC INVESTMENT CORPORATION                                                                              11,194,800
      187,400   RENAISSANCERE HOLDINGS LIMITED                                                                            9,396,236
      151,000   XL CAPITAL LIMITED CLASS A                                                                               10,563,960

                                                                                                                         53,846,756
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.79%
      175,000   ROCKWELL AUTOMATION INCORPORATED                                                                         10,477,250
      245,000   WATERS CORPORATION+#                                                                                     14,210,000

                                                                                                                         24,687,250
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 0.66%
      119,300   MEDTRONIC INCORPORATED                                                                                    5,852,858
                                                                                                                    ---------------
METAL MINING - 0.86%
      115,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       7,611,850
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 3.19%
      415,000   CVS CORPORATION                                                                                          14,168,100
      545,000   STAPLES INCORPORATED                                                                                     14,082,800

                                                                                                                         28,250,900
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.51%
      510,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                13,382,400
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION - 6.08%
      255,000   GLOBALSANTAFE CORPORATION                                                                           $    15,728,400
      210,000   TRANSOCEAN INCORPORATED+                                                                                 17,157,000
      464,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                       20,926,400

                                                                                                                         53,811,800
                                                                                                                    ---------------
PERSONAL SERVICES - 1.25%
      273,000   REGIS CORPORATION                                                                                        11,021,010
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.15%
      227,000   E.W. SCRIPPS COMPANY CLASS A                                                                             10,142,360
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.06%
      100,000   LEGG MASON INCORPORATED                                                                                   9,421,000
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 1.30%
      465,000   ASML HOLDING NV NEW YORK REGISTERED SHARES+<<                                                            11,508,750
                                                                                                                    ---------------
TEXTILE MILL PRODUCTS - 1.12%
      121,000   MOHAWK INDUSTRIES INCORPORATED+                                                                           9,928,050
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 1.18%
      710,000   SOUTHWEST AIRLINES COMPANY                                                                               10,437,000
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 1.23%
      145,000   MAGNA INTERNATIONAL INCORPORATED CLASS A<<                                                               10,890,968
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $561,566,722)                                                                                 714,836,249
                                                                                                                    ---------------

                                                                                                    MATURITY DATE
EXCHANGEABLE NOTES - 9.78%
      165,000   BAKER HUGHES INCORPORATED+                                                            07/20/2007         11,055,000
      222,500   BEST BUY CORPORATION+                                                                 08/02/2007         10,998,175
      108,500   ELECTRONIC ARTS INCORPORATED+ ++                                                      04/18/2007          5,840,230
      115,000   MEDTRONIC INCORPORATED MTN+ ++                                                        10/05/2007          5,602,800
      244,800   MEMC ELECTRONIC MATERIALS INCORPORATED MTN+                                           10/02/2007         14,878,944
      256,100   SANDISK CORPORATION MTN+ ++                                                           09/13/2007         10,786,932
      155,500   SUNCOR ENERGY INCORPRATED MTN+ ++                                                     09/04/2007         11,714,126
      125,310   UNITEDHEALTHCARE GROUP INCORPORATED+                                                  05/18/2007          6,610,103
      119,985   WEYERHAEUSER COMPANY MTN+ ++                                                          09/20/2007          9,063,667

TOTAL EXCHANGEABLE NOTES (COST $85,702,353)                                                                              86,549,977
                                                                                                                    ---------------

INVESTMENT COMPANIES - 2.78%

STOCK FUNDS - 2.78%
      180,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                    12,216,600
       80,000   MIDCAP SPDR TRUST SERIES 1<<                                                                             12,356,000

                                                                                                                         24,572,600
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $15,600,631)                                                                            24,572,600
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE
US TREASURY SECURITIES - 0.10%

US TREASURY BILLS - 0.10%
$     500,000   US TREASURY BILLS^                                                      4.95          05/31/2007            495,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BILLS (continued)
$     200,000   US TREASURY BILLS^                                                      4.97%         05/31/2007    $       198,394
      200,000   US TREASURY BILLS^                                                      4.99          05/31/2007            198,394

                                                                                                                            892,773
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $892,683)                                                                                892,773
                                                                                                                    ---------------

CONTRACTS                                                                          STRIKE PRICE    EXPIRATION DATE
OPTIONS - 0.01%
          700   ACCENTURE LIMITED CLASS A PUT+                                       $ 35.00         05/19/2007             15,400
          150   ACE LIMITED PUT+                                                       60.00         05/19/2007             45,000
          550   PRAXAIR INCORPORATED PUT+                                              60.00         04/21/2007              8,250
        8,197   UNISYS CORPORATION PUT+(a)                                              7.50         04/21/2007                  0
          275   WATERS CORPORATION PUT+                                                55.00         05/19/2007             22,000

TOTAL OPTIONS (PREMIUMS PAID $1,272,104)                                                                                     90,650
                                                                                                                    ---------------

SHARES
RIGHTS - 0.00%
      230,000   SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                            0
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 6.92%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
    1,573,632   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,573,632
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 6.74%
$     175,363   AMERICAN GENERAL FINANCE CORPORATION+++/-                               5.37          03/14/2008            175,386
      897,761   AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47          08/16/2007            898,174
      170,492   ATLANTIC ASSET SECURITIZATION CORPORATION++                             5.37          04/23/2007            169,970
      487,120   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                       5.30          04/25/2007            487,124
      487,120   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                      5.39          10/25/2007            487,144
      487,120   BANCO SANTANDER TOTTA LOAN+++/-SS.                                      5.32          05/16/2008            487,168
    1,461,359   BANK OF AMERICA NA SERIES BKNT+/-                                       5.49          06/19/2007          1,461,476
      779,391   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $779,748)                                               5.49          04/02/2007            779,391
    1,071,663   BUCKINGHAM II CDO LLC                                                   5.32          04/26/2007          1,067,912
      233,817   CAIRN HIGH GRADE FUNDING I LLC++                                        5.30          05/31/2007            231,809
      389,696   CAIRN HIGH GRADE FUNDING I LLC                                          5.30          06/07/2007            385,951
      389,696   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31          05/03/2007            387,938
      487,120   CAIRN HIGH GRADE FUNDING I LLC++                                        5.31          05/23/2007            483,505
      194,848   CAIRN HIGH GRADE FUNDING I LLC                                          5.32          06/04/2007            193,061
      506,604   CAIRN HIGH GRADE FUNDING I LLC++                                        5.32          06/21/2007            500,707
      974,239   CEDAR SPRINGS CAPITAL COMPANY++                                         5.30          06/07/2007            964,877
      557,031   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          05/16/2007            553,466
       46,510   CEDAR SPRINGS CAPITAL COMPANY                                           5.31          04/13/2007             46,436
      646,115   CEDAR SPRINGS CAPITAL COMPANY                                           5.31          05/21/2007            641,509
      370,211   CEDAR SPRINGS CAPITAL COMPANY++                                         5.31          06/14/2007            366,276
      267,078   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32          06/12/2007            264,319
       70,671   CEDAR SPRINGS CAPITAL COMPANY++                                         5.32          06/13/2007             69,931
       22,115   CHEYNE FINANCE LLC                                                      5.26          04/18/2007             22,064
      194,848   CHEYNE FINANCE LLC                                                      5.31          06/19/2007            192,636
       86,902   CHEYNE FINANCE LLC                                                      5.32          05/14/2007             86,371
    1,266,511   CHEYNE FINANCE LLC+++/-                                                 5.34          02/25/2008          1,266,144
      487,120   CHEYNE FINANCE LLC SERIES MTN+++/-                                      5.33          07/16/2007            487,173
      194,848   CIT GROUP INCORPORATED+/-                                               5.42          12/19/2007            194,971
      208,195   CIT GROUP INCORPORATED+/-                                               5.57          09/20/2007            208,393
      214,820   CIT GROUP INCORPORATED+/-                                               5.59          11/23/2007            215,082

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   6,819,674   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $6,822,794)                                             5.49%         04/02/2007    $     6,819,674
       97,424   COMERICA BANK+/-                                                        5.32          02/08/2008             97,034
    1,083,529   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                            5.38          04/10/2007          1,082,262
      438,408   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.30          04/12/2007            437,768
      584,544   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                      5.32          04/20/2007            583,012
      487,120   CULLINAN FINANCE CORPORATION+++/-                                       5.32          02/12/2008            486,969
      974,239   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                           5.28          06/25/2007            974,220
    1,568,135   DEER VALLEY FUNDING LLC++                                               5.29          04/19/2007          1,564,246
      730,679   DEER VALLEY FUNDING LLC++                                               5.29          05/15/2007            726,105
      274,463   DEER VALLEY FUNDING LLC++                                               5.31          04/11/2007            274,103
      292,272   DEER VALLEY FUNDING LLC                                                 5.34          05/07/2007            290,784
    6,034,629   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $6,037,390)                                             5.49          04/02/2007          6,034,629
      974,239   FIVE FINANCE INCORPORATED SERIES MTN+++/-                               5.50          06/13/2007            974,376
      127,080   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.29          07/06/2007            125,326
      604,243   FOX TROT CDO LIMITED++                                                  5.31          04/24/2007            602,303
      243,462   GENWORTH FINANCIAL INCORPORATED+/-                                      5.50          06/15/2007            243,543
      389,696   GEORGE STREET FINANCE LLC++                                             5.33          04/30/2007            388,106
      974,239   GREENWICH CAPITAL HOLDINGS                                              5.44          04/03/2007            974,093
      487,120   HARRIER FINANCE FUNDING LLC+++/-                                        5.31          01/11/2008            487,105
       38,970   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                             5.54          05/15/2007             38,973
       26,460   HUDSON-THAMES LLC++                                                     5.26          04/04/2007             26,453
      146,097   HUDSON-THAMES LLC                                                       5.29          04/30/2007            145,501
      681,967   IBM CORPORATION SERIES MTN+/-                                           5.35          06/28/2007            682,077
    1,266,511   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39          09/17/2007          1,266,511
      487,120   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                              5.32          04/24/2008            487,144
      116,909   K2 (USA) LLC+++/-                                                       5.30          07/16/2007            116,920
      194,848   K2 (USA) LLC+++/-                                                       5.33          09/28/2007            194,848
    1,948,478   KEEL CAPITAL INCORPORATED++                                             5.30          04/12/2007          1,945,634
       59,273   KESTREL FUNDING US LLC                                                  5.29          05/21/2007             58,850
      629,514   KLIO III FUNDING CORPORATION++                                          5.31          04/24/2007            627,494
      243,560   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                5.33          06/26/2007            243,567
      735,492   LIBERTY HARBOUR CDO II LIMITED++                                        5.30          04/27/2007            732,808
       68,197   LIBERTY HARBOUR CDO II LIMITED++                                        5.39          04/13/2007             68,088
      411,129   METLIFE GLOBAL FUNDING I+++/-                                           5.43          10/05/2007            411,330
      487,120   MORGAN STANLEY+/-                                                       5.36          07/12/2007            487,120
      715,286   MORGAN STANLEY+/-                                                       5.48          07/27/2007            715,537
      487,120   MORGAN STANLEY+/-                                                       5.51          08/07/2007            487,120
    4,286,652   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $4,288,613)                                             5.49          04/02/2007          4,286,652
       90,117   MORGAN STANLEY SERIES EXL+/-SS.                                         5.38          05/15/2008             90,123
       77,939   NATIONAL CITY BANK+/-                                                   5.46          09/04/2007             77,947
      558,531   NATIONWIDE BUILDING SOCIETY+++/-                                        5.48          07/20/2007            558,822
      363,683   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               5.32          05/09/2007            361,723
      974,239   NORTHERN ROCK PLC+++/-SS.                                               5.34          05/05/2008            974,327
      281,432   PARAGON MORTGAGES PLC SERIES 12A+++/-                                   5.30          04/15/2007            281,432
       97,424   PICAROS FUNDING PLC++                                                   5.29          06/22/2007             96,275
      555,316   PREMIUM ASSET TRUST+++/-                                                5.47          12/21/2007            556,094
      487,120   PREMIUM ASSET TRUST SERIES 06-B+++/-                                    5.37          12/16/2007            487,120
      370,211   PYXIS MASTER TRUST SERIES 2007-3+++/-                                   5.37          08/27/2007            370,211
       78,816   RACERS TRUST SERIES 2004-6-MM+++/-                                      5.34          09/24/2007             78,831
      244,943   REGENCY MARKETS #1 LLC++                                                5.28          05/15/2007            243,410
      681,967   SAINT GERMAIN FUNDING                                                   5.31          04/19/2007            680,276
      448,150   SHIPROCK FINANCE SERIES 2007-4A+++/-                                    5.39          04/11/2008            448,150
       77,939   SKANDINAVISKA ENSKILDA BANKEN AB                                        5.26          08/20/2007             76,357
      389,696   SLM CORPORATION+++/-                                                    5.32          05/12/2008            389,735
       38,970   STANFIELD VICTORIA FUNDING LLC++                                        5.27          04/16/2007             38,890
      369,431   STANFIELD VICTORIA FUNDING LLC++                                        5.31          04/25/2007            368,194
      346,167   TASMAN FUNDING INCORPORATED++                                           5.29          04/04/2007            346,066
      112,642   TRAVELERS INSURANCE COMPANY+/-                                          5.39          02/08/2008            112,639
      487,120   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                      5.33          06/15/2007            487,159
      487,120   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                   5.34          05/08/2008            487,173

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT OPPORTUNITY FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      58,454   VERSAILLES CDS LLC++                                                    5.33%         04/16/2007    $        58,335
      974,239   VETRA FINANCE CORPORATION                                               5.31          06/12/2007            964,175
      440,609   WHISTLEJACKET CAPITAL LIMITED                                           5.30          04/23/2007            439,261
      116,909   WINDMILL FUNDING CORPORATION                                            5.38          04/02/2007            116,909
      340,984   WORLD OMNI VEHICLE LEASING++                                            5.30          04/18/2007            340,189
      194,848   WORLD OMNI VEHICLE LEASING++                                            5.36          04/19/2007            194,359

                                                                                                                         59,688,831
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $61,262,463)                                                               61,262,463
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 8.42%
   74,448,734   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             74,448,734

TOTAL SHORT-TERM INVESTMENTS (COST $74,448,734)                                                                          74,448,734
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $800,745,690)*                                         108.80%                                                $   962,653,446

OTHER ASSETS AND LIABILITIES, NET                             (8.80)                                                    (77,863,902)
                                                             ------                                                 ---------------

TOTAL NET ASSETS                                             100.00%                                                $   884,789,544
                                                             ------                                                 ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $74,448,734.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

CONTRACTS       SECURITY NAME                                                      STRIKE PRICE    EXPIRATION DATE       VALUE
WRITTEN OPTIONS - (0.16%)
         (700)  ACCENTURE LIMITED CLASS A CALL+                                      $ 35.00          05/19/2007    $      (273,000)
         (150)  ACE LIMITED CALL+                                                      60.00          05/19/2007             (9,000)
         (550)  PRAXAIR INCORPORATED CALL+                                             60.00          04/21/2007           (203,500)
       (1,150)  SANMINA-SCI CORPORATION CALL+                                           5.00          04/21/2007             (5,750)
       (8,197)  UNISYS CORPORATION CALL+                                                7.50          04/21/2007           (819,700)
         (275)  WATERS CORPORATION CALL+                                               55.00          05/19/2007           (110,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(748,249))                                                                $    (1,420,950)
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.72%

AMUSEMENT & RECREATION SERVICES - 1.03%
       93,850   TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                    $     2,045,930
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES - 0.74%
       26,600   CHILDREN'S PLACE RETAIL STORES INCORPORATED+                                                              1,483,216
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.48%
       50,400   G-III APPAREL GROUP LIMITED+                                                                                960,120
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.20%
      144,477   WRIGHT EXPRESS CORPORATION+                                                                               4,381,987
                                                                                                                    ---------------
BUSINESS SERVICES - 25.00%
      214,100   24/7 REAL MEDIA INCORPORATED+<<                                                                           1,719,223
      101,900   AQUANTIVE INCORPORATED+<<                                                                                 2,844,029
       87,600   BANKRATE INCORPORATED+<<                                                                                  3,087,024
      159,300   CNET NETWORKS INCORPORATED+                                                                               1,387,503
       62,000   COGENT COMMUNICATIONS GROUP INCORPORATED+                                                                 1,465,060
       46,300   COVANSYS CORPORATION+                                                                                     1,142,684
       73,150   DEALERTRACK HOLDINGS INCORPORATED+                                                                        2,247,168
       24,000   DIGITAL RIVER INCORPORATED+<<                                                                             1,326,000
       86,863   DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        1,173,519
       60,300   ECOLLEGE.COM INCORPORATED+<<                                                                              1,082,385
      109,600   EPICOR SOFTWARE CORPORATION+                                                                              1,524,536
      257,700   GLOBAL CASH ACCESS INCORPORATED+                                                                          4,301,013
       20,669   HURON CONSULTING GROUP INCORPORATED+                                                                      1,257,502
      224,700   LAWSON SOFTWARE INCORPORATED+<<                                                                           1,817,823
      120,632   MARCHEX INCORPORATED CLASS B<<                                                                            1,848,082
      212,640   ON ASSIGNMENT INCORPORATED+                                                                               2,638,862
       85,600   PACKETEER INCORPORATED+                                                                                   1,063,152
      199,298   SECURE COMPUTING CORPORATION+                                                                             1,534,595
      116,581   SI INTERNATIONAL INCORPORATED+                                                                            3,347,041
      531,800   SKILLSOFT PLC ADR+                                                                                        4,445,848
       87,700   SYKES ENTERPRISES INCORPORATED+                                                                           1,599,648
      157,594   TALEO CORPORATION CLASS A+                                                                                2,612,909
       70,500   THE TRIZETTO GROUP INCORPORATED+                                                                          1,410,705
       49,000   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+                                                              1,587,110
       51,728   VALUECLICK INCORPORATED+                                                                                  1,351,653

                                                                                                                         49,815,074
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 3.62%
       35,350   INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                               1,547,623
       48,700   MEDICINES COMPANY+                                                                                        1,221,396
       69,700   MGI PHARMA INCORPORATED+                                                                                  1,566,159
      121,868   SCIELE PHARMA INCORPORATED+<<                                                                             2,885,834

                                                                                                                          7,221,012
                                                                                                                    ---------------
COMMUNICATIONS - 4.94%
       72,200   CBEYOND INCORPORATED<<                                                                                    2,117,626
      180,200   DOBSON COMMUNICATIONS CORPORATION+<<                                                                      1,547,918
       57,500   LODGENET ENTERTAINMENT CORPORATION+                                                                       1,766,400
      110,050   NEUSTAR INCORPORATED CLASS A+<<                                                                           3,129,822
      101,200   ORBCOMM INCORPORATED+<<                                                                                   1,290,300

                                                                                                                          9,852,066
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 0.49%
       31,100   WESTERN ALLIANCE BANCORP+<<                                                                                 965,344
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
EATING & DRINKING PLACES - 1.36%
       39,808   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                              $     1,309,285
       69,200   RUTH'S CHRIS STEAK HOUSE INCORPORATED+                                                                    1,408,912

                                                                                                                          2,718,197
                                                                                                                    ---------------
EDUCATIONAL SERVICES - 2.48%
       74,400   CORINTHIAN COLLEGES INCORPORATED+                                                                         1,023,000
       16,567   LAUREATE EDUCATION INCORPORATED+                                                                            976,956
       23,500   STRAYER EDUCATION INCORPORATED                                                                            2,937,500

                                                                                                                          4,937,456
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.15%
      127,600   HOUSTON WIRE & CABLE COMPANY+<<                                                                           3,575,352
       98,100   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                1,512,702
      197,000   MICROSEMI CORPORATION<<                                                                                   4,099,570
       49,776   SILICON LABORATORIES INCORPORATED+<<                                                                      1,489,298
      104,518   UNIVERSAL DISPLAY CORPORATION<<                                                                           1,577,177

                                                                                                                         12,254,099
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.45%
       43,806   ADVISORY BOARD COMPANY+                                                                                   2,217,460
      148,239   EXELIXIS INCORPORATED+                                                                                    1,473,496
       50,050   IHS INCORPORATED+                                                                                         2,057,556
      159,988   RESOURCES CONNECTION INCORPORATED+<<                                                                      5,118,016

                                                                                                                         10,866,528
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.70%
       70,700   WILLIAMS SCOTSMAN INTERNATIONAL INCORPORATED+                                                             1,389,962
                                                                                                                    ---------------
HEALTH SERVICES - 3.81%
      113,733   INVENTIV HEALTH INCORPORATED+                                                                             4,354,837
       84,900   NEKTAR THERAPEUTICS+<<                                                                                    1,108,794
       28,700   PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                       1,156,897
       32,000   RADIATION THERAPY SERVICES INCORPORATED+<<                                                                  980,480

                                                                                                                          7,601,008
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.78%
       26,677   GAYLORD ENTERTAINMENT COMPANY+<<                                                                          1,410,413
      174,400   GREAT WOLF RESORTS INCORPORATED+                                                                          2,307,312
       13,019   ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                       778,797
       83,150   RED LION HOTELS CORPORATION+                                                                              1,034,386

                                                                                                                          5,530,908
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.49%
       38,205   ACTUANT CORPORATION CLASS A<<                                                                             1,939,286
      141,672   GARDNER DENVER INCORPORATED+                                                                              4,937,269
       48,500   KAYDON CORPORATION<<                                                                                      2,064,160

                                                                                                                          8,940,715
                                                                                                                    ---------------
INSURANCE CARRIERS - 2.13%
       58,850   FIRST MERCURY FINANACIAL CORPORATION+                                                                     1,209,368
       32,316   THE NAVIGATORS GROUP INCORPORATED+                                                                        1,621,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
       43,900   TOWER GROUP INCORPORATED                                                                            $     1,414,458

                                                                                                                          4,245,120
                                                                                                                    ---------------
LEGAL SERVICES - 1.84%
      109,100   FTI CONSULTING INCORPORATED+<<                                                                            3,664,669
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.97%
      141,300   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                         2,991,321
      156,195   CALIPER LIFE SCIENCES INCORPORATED+                                                                         882,502
      106,835   DJ ORTHOPEDICS INCORPORATED+                                                                              4,049,047
      321,314   IXIA+                                                                                                     2,988,220
       77,253   NORTHSTAR NEUROSCIENCE INCORPORATED+                                                                        988,838
       62,750   SENORX INCORPORATED+                                                                                        513,923
      119,222   SPECTRANETICS CORPORATION+<<                                                                              1,275,675
       69,620   STEREOTAXIS INCORPORATED+<<                                                                                 828,478
       83,900   SYMMETRY MEDICAL INCORPORATED+                                                                            1,370,087

                                                                                                                         15,888,091
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES - 2.02%
       89,283   KYPHON INCORPORATED+<<                                                                                    4,030,235
                                                                                                                    ---------------
MISCELLANEOUS RETAIL - 6.81%
       31,100   BLUE NILE INCORPORATED+<<                                                                                 1,264,526
       25,400   COLDWATER CREEK INCORPORATED+                                                                               515,112
       84,600   GSI COMMERCE INCORPORATED+                                                                                1,911,114
       21,400   NUTRI SYSTEM INCORPORATED+<<                                                                              1,121,574
      112,630   PRICELINE.COM INCORPORATED+<<                                                                             5,998,674
      136,438   SHUTTERFLY INCORPORATED+<<                                                                                2,188,466
       14,200   ZUMIEZ INCORPORATED+<<                                                                                      569,704

                                                                                                                         13,569,170
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 2.90%
      148,780   PETROHAWK ENERGY CORPORATION+                                                                             1,959,433
      104,600   TETRA TECHNOLOGIES INCORPORATED+                                                                          2,584,666
       68,700   VENOCO INCORPORATED+                                                                                      1,226,982

                                                                                                                          5,771,081
                                                                                                                    ---------------
PERSONAL SERVICES - 0.59%
       36,500   JACKSON HEWITT TAX SERVICE INCORPORATED                                                                   1,174,570
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.12%
      128,364   INNERWORKINGS INCORPORATED+<<                                                                             1,514,695
      122,585   VISTAPRINT LIMITED+<<                                                                                     4,695,006

                                                                                                                          6,209,701
                                                                                                                    ---------------
REAL ESTATE - 0.51%
       67,800   HFF INCORPORATED CLASS A+                                                                                 1,017,000
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.48%
        5,300   FCSTONE GROUP INCORPORATED+                                                                                 197,796
       19,500   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                   764,400

                                                                                                                            962,196
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
TEXTILE MILL PRODUCTS - 0.50%
       20,200   OXFORD INDUSTRIES INCORPORATED                                                                      $       998,688
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 0.60%
      116,800   AIRTRAN HOLDINGS INCORPORATED+<<                                                                          1,199,536
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 3.53%
       69,400   BARNES GROUP INCORPORATED<<                                                                               1,596,894
      137,500   INTERLINE BRANDS INCORPORATED+                                                                            3,014,000
      114,958   PSS WORLD MEDICAL INCORPORATED+                                                                           2,430,212

                                                                                                                          7,041,106
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $175,436,622)                                                                                 196,734,785
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 31.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.82%
    1,636,510   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,636,510
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 31.15%
$     182,370   AMERICAN GENERAL FINANCE CORPORATION+++/-                                5.37%        03/14/2008            182,394
      933,633   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         08/16/2007            934,063
      177,304   ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.37         04/23/2007            176,762
      506,584   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                        5.30         04/25/2007            506,589
      506,584   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+++/-                       5.39         10/25/2007            506,609
      506,584   BANCO SANTANDER TOTTA LOAN+++/-SS.                                       5.32         05/16/2008            506,634
    1,519,751   BANK OF AMERICA NA SERIES BKNT+/-                                        5.49         06/19/2007          1,519,872
      810,534   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $810,905)                                                5.49         04/02/2007            810,534
    1,114,484   BUCKINGHAM II CDO LLC                                                    5.32         04/26/2007          1,110,583
      243,160   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/31/2007            241,071
      405,267   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007            401,372
      405,267   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007            403,439
      506,584   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/23/2007            502,825
      202,633   CAIRN HIGH GRADE FUNDING I LLC                                           5.32         06/04/2007            200,775
      526,847   CAIRN HIGH GRADE FUNDING I LLC++                                         5.32         06/21/2007            520,714
    1,013,167   CEDAR SPRINGS CAPITAL COMPANY++                                          5.30         06/07/2007          1,003,431
      579,288   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         05/16/2007            575,581
       48,369   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         04/13/2007             48,291
      671,932   CEDAR SPRINGS CAPITAL COMPANY                                            5.31         05/21/2007            667,142
      385,004   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007            380,911
      277,750   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/12/2007            274,880
       73,495   CEDAR SPRINGS CAPITAL COMPANY++                                          5.32         06/13/2007             72,725
       22,999   CHEYNE FINANCE LLC                                                       5.26         04/18/2007             22,945
      202,633   CHEYNE FINANCE LLC                                                       5.31         06/19/2007            200,334
       90,375   CHEYNE FINANCE LLC                                                       5.32         05/14/2007             89,822
    1,317,117   CHEYNE FINANCE LLC+++/-                                                  5.34         02/25/2008          1,316,735
      506,584   CHEYNE FINANCE LLC SERIES MTN+++/-                                       5.33         07/16/2007            506,639
      202,633   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007            202,761
      216,514   CIT GROUP INCORPORATED+/-                                                5.57         09/20/2007            216,719
      223,403   CIT GROUP INCORPORATED+/-                                                5.59         11/23/2007            223,676
    7,092,170   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $7,095,415)                                              5.49         04/02/2007          7,092,170
      101,317   COMERICA BANK+/-                                                         5.32         02/08/2008            100,911
    1,126,824   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.38         04/10/2007          1,125,506
      455,925   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007            455,260
      607,900   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007            606,308
      506,584   CULLINAN FINANCE CORPORATION+++/-                                        5.32         02/12/2008            506,427
    1,013,167   CULLINAN FINANCE CORPORATION SERIES MTN2+++/-                            5.28         06/25/2007          1,013,147
    1,630,794   DEER VALLEY FUNDING LLC++                                                5.29         04/19/2007          1,626,749

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     759,875   DEER VALLEY FUNDING LLC++                                                5.29%        05/15/2007    $       755,119
      285,429   DEER VALLEY FUNDING LLC++                                                5.31         04/11/2007            285,056
      303,950   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007            302,403
    6,275,756   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $6,278,627)                                              5.49         04/02/2007          6,275,756
    1,013,167   FIVE FINANCE INCORPORATED SERIES MTN+++/-                                5.50         06/13/2007          1,013,309
      132,158   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.29         07/06/2007            130,334
      628,387   FOX TROT CDO LIMITED++                                                   5.31         04/24/2007            626,369
      253,190   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007            253,274
      405,267   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007            403,613
    1,013,167   GREENWICH CAPITAL HOLDINGS                                               5.44         04/03/2007          1,013,015
      506,584   HARRIER FINANCE FUNDING LLC+++/-                                         5.31         01/11/2008            506,568
       40,527   HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                              5.54         05/15/2007             40,530
       27,518   HUDSON-THAMES LLC++                                                      5.26         04/04/2007             27,510
      151,935   HUDSON-THAMES LLC                                                        5.29         04/30/2007            151,315
      709,217   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007            709,330
    1,317,117   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007          1,317,117
      506,584   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               5.32         04/24/2008            506,609
      121,580   K2 (USA) LLC+++/-                                                        5.30         07/16/2007            121,592
      202,633   K2 (USA) LLC+++/-                                                        5.33         09/28/2007            202,633
    2,026,334   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007          2,023,376
       61,641   KESTREL FUNDING US LLC                                                   5.29         05/21/2007             61,202
      654,668   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007            652,567
      253,292   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.33         06/26/2007            253,299
      764,880   LIBERTY HARBOUR CDO II LIMITED++                                         5.30         04/27/2007            762,089
       70,922   LIBERTY HARBOUR CDO II LIMITED++                                         5.39         04/13/2007             70,808
      427,557   METLIFE GLOBAL FUNDING I+++/-                                            5.43         10/05/2007            427,766
      506,584   MORGAN STANLEY+/-                                                        5.36         07/12/2007            506,584
      743,867   MORGAN STANLEY+/-                                                        5.48         07/27/2007            744,128
      506,584   MORGAN STANLEY+/-                                                        5.51         08/07/2007            506,584
    4,457,935   MORGAN STANLEY REPURCHASE AGREEMENT
                (MATURITY VALUE $4,459,975)                                              5.49         04/02/2007          4,457,935
       93,718   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008             93,724
       81,053   NATIONAL CITY BANK+/-                                                    5.46         09/04/2007             81,061
      580,849   NATIONWIDE BUILDING SOCIETY+++/-                                         5.48         07/20/2007            581,151
      378,215   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.32         05/09/2007            376,177
    1,013,167   NORTHERN ROCK PLC+++/-SS.                                                5.34         05/05/2008          1,013,258
      292,677   PARAGON MORTGAGES PLC SERIES 12A+++/-                                    5.30         04/15/2007            292,677
      101,317   PICAROS FUNDING PLC++                                                    5.29         06/22/2007            100,122
      577,505   PREMIUM ASSET TRUST+++/-                                                 5.47         12/21/2007            578,314
      506,584   PREMIUM ASSET TRUST SERIES 06-B+++/-                                     5.37         12/16/2007            506,584
      385,004   PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.37         08/27/2007            385,003
       81,965   RACERS TRUST SERIES 2004-6-MM+++/-                                       5.34         09/24/2007             81,981
      254,730   REGENCY MARKETS #1 LLC++                                                 5.28         05/15/2007            253,136
      709,217   SAINT GERMAIN FUNDING                                                    5.31         04/19/2007            707,458
      466,057   SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.39         04/11/2008            466,057
       81,053   SKANDINAVISKA ENSKILDA BANKEN AB                                         5.26         08/20/2007             79,408
      405,267   SLM CORPORATION+++/-SS.                                                  5.32         05/12/2008            405,307
       40,527   STANFIELD VICTORIA FUNDING LLC++                                         5.27         04/16/2007             40,444
      384,193   STANFIELD VICTORIA FUNDING LLC++                                         5.31         04/25/2007            382,906
      359,999   TASMAN FUNDING INCORPORATED++                                            5.29         04/04/2007            359,894
      117,142   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008            117,140
      506,584   UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                       5.33         06/15/2007            506,624
      506,584   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-SS.                    5.34         05/08/2008            506,639
       60,790   VERSAILLES CDS LLC++                                                     5.33         04/16/2007             60,666
    1,013,167   VETRA FINANCE CORPORATION                                                5.31         06/12/2007          1,002,701
      458,215   WHISTLEJACKET CAPITAL LIMITED                                            5.30         04/23/2007            456,813
      121,580   WINDMILL FUNDING CORPORATION                                             5.38         04/02/2007            121,580
      354,608   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007            353,782

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     202,633   WORLD OMNI VEHICLE LEASING++                                             5.36%        04/19/2007    $       202,130

                                                                                                                         62,073,833
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $63,710,343)                                                               63,710,343
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.28%
    4,544,803   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              4,544,803

TOTAL SHORT-TERM INVESTMENTS (COST $4,544,803)                                                                            4,544,803
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $243,691,768)*                                     132.97%                                                    $   264,989,931

OTHER ASSETS AND LIABILITIES, NET                        (32.97)                                                        (65,699,782)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   199,290,149
                                                         ------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,544,803.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 98.61%

AMUSEMENT & RECREATION SERVICES - 0.89%
       22,450   CENTURY CASINOS INCORPORATED+                                                                       $       185,213
                                                                                                                    ---------------
BIOPHARMACEUTICALS - 0.62%
       16,520   CV THERAPEUTICS INCORPORATED+                                                                               130,012
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.56%
        8,100   PALM HARBOR HOMES INCORPORATED+                                                                             116,154
                                                                                                                    ---------------
BUSINESS SERVICES - 11.22%
      126,465   3COM CORPORATION+                                                                                           494,478
        9,550   ABM INDUSTRIES INCORPORATED                                                                                 252,025
        2,715   CITRIX SYSTEMS INCORPORATED+                                                                                 86,961
        4,325   CLARUS CORPORATION+                                                                                          35,033
       32,875   EMBARCADERO TECHNOLOGIES INCORPORATED+                                                                      227,166
       46,285   HILL INTERNATIONAL INCORPORATED+                                                                            329,549
        6,620   IMS HEALTH INCORPORATED                                                                                     196,349
        7,910   KFORCE INCORPORATED+                                                                                        108,921
       21,370   MOBIUS MANAGEMENT SYSTEMS INCORPORATED+                                                                     157,497
       33,100   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                     291,280
        8,355   VIGNETTE CORPORATION+                                                                                       155,152

                                                                                                                          2,334,411
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 2.70%
        6,650   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 195,510
       27,720   ORASURE TECHNOLOGIES INCORPORATED+                                                                          203,742
       45,010   WELLMAN INCORPORATED                                                                                        162,036

                                                                                                                            561,288
                                                                                                                    ---------------
COMMUNICATIONS - 2.56%
       11,615   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                     129,740
       31,920   CINCINNATI BELL INCORPORATED+                                                                               150,024
       14,355   LIGHTBRIDGE INCORPORATED+                                                                                   252,217

                                                                                                                            531,981
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 1.32%
        4,245   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                            130,534
       12,000   COMFORT SYSTEMS USA INCORPORATED                                                                            143,760

                                                                                                                            274,294
                                                                                                                   ----------------
CONSUMER SERVICES - 0.43%
        5,908   EMDEON CORPORATION+                                                                                          89,388
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.08%
        2,097   COMMUNITY BANCORP+                                                                                           64,483
       14,965   FIRST SECURITY GROUP INCORPORATED                                                                           170,302
        5,175   MIDWEST BANC HOLDINGS INCORPORATED                                                                           91,649
        9,930   PACIFIC PREMIER BANCORP INCORPORATED+                                                                       107,244

                                                                                                                            433,678
                                                                                                                    ---------------
EATING & DRINKING PLACES - 0.28%
        1,800   CALIFORNIA PIZZA KITCHEN INCORPORATED+                                                                       59,202
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.40%
        5,735   EL PASO CORPORATION                                                                                 $        82,985
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.18%
        8,780   ALCATEL SA ADR                                                                                              103,780
       31,700   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                     99,855
       12,750   GRAFTECH INTERNATIONAL LIMITED+                                                                             115,770
        8,705   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                                215,276
       22,280   MICRON TECHNOLOGY INCORPORATED+                                                                             269,142
       96,955   MRV COMMUNICATIONS INCORPORATED+                                                                            344,190
       10,252   NORTEL NETWORKS CORPORATION ADR+                                                                            246,561
        5,035   OSI SYSTEMS INCORPORATED+                                                                                   133,125
       33,890   POWER-ONE INCORPORATED+                                                                                     193,851
       24,295   RICHARDSON ELECTRONICS LIMITED                                                                              226,915
       10,515   SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                     51,839
        9,700   STATS CHIPPAC LIMITED ADR+                                                                                  116,594

                                                                                                                          2,116,898
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
        1,910   CRANE COMPANY                                                                                                77,202
                                                                                                                    ---------------
FURNITURE & FIXTURES - 0.86%
       11,400   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                                 179,892
                                                                                                                    ---------------
HEALTH SERVICES - 1.43%
        5,490   MANOR CARE INCORPORATED                                                                                     298,436
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 4.75%
       29,570   AFFORDABLE RESIDENTIAL COMMUNITIES INCORPORATED+                                                            358,689
       17,340   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                     268,423
        4,580   DISCOVERY HOLDING COMPANY CLASS A+                                                                           87,615
        2,810   SUN COMMUNITIES INCORPORATED                                                                                 87,166
       12,260   UMH PROPERTIES INCORPORATED                                                                                 186,352

                                                                                                                            988,245
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.74%
        1,155   BOYD GAMING CORPORATION                                                                                      55,024
       10,555   EMPIRE RESORTS INCORPORATED+                                                                                 99,111

                                                                                                                            154,135
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.13%
       14,268   CRAY INCORPORATED+                                                                                          196,749
       20,325   INTERMEC INCORPORATED+                                                                                      454,061

                                                                                                                            650,810
                                                                                                                    ---------------
INSURANCE CARRIERS - 3.31%
       21,300   KMG AMERICA CORPORATION+                                                                                     98,619
        2,825   MERCURY GENERAL CORPORATION                                                                                 149,838
       19,550   NORTH POINTE HOLDINGS CORPORATION+                                                                          236,360
        2,640   NYMAGIC INCORPORATED                                                                                        107,844
       45,425   QUANTA CAPITAL HOLDINGS LIMITED+                                                                             94,938

                                                                                                                            687,599
                                                                                                                    ---------------
JUSTICE, PUBLIC ORDER & SAFETY - 1.54%
        7,079   GEO GROUP INCORPORATED+                                                                                     320,820
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
LEATHER & LEATHER PRODUCTS - 0.83%
       18,924   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                 $       171,830
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.86%
       20,405   CHAMPION ENTERPRISES INCORPORATED+                                                                          179,564
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.70%
       47,170   ALLIED HEALTHCARE PRODUCTS INCORPORATED+                                                                    283,020
       21,270   CREDENCE SYSTEMS CORPORATION+                                                                                70,404

                                                                                                                            353,424
                                                                                                                    ---------------
METAL MINING - 9.44%
        2,485   ANGLOGOLD ASHANTI LIMITED ADR                                                                               110,806
       21,045   APEX SILVER MINES LIMITED+                                                                                  271,691
       15,220   GOLDCORP INCORPORATED                                                                                       365,584
        7,955   NEWMONT MINING CORPORATION                                                                                  334,030
       15,985   NOVAGOLD RESOURCES INCORPORATED+                                                                            270,946
       25,510   RANDGOLD RESOURCES LIMITED ADR                                                                              609,944

                                                                                                                          1,963,001
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.94%
       65,255   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           195,112
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.25%
       10,810   ACCO BRANDS CORPORATION+                                                                                    260,413
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.28%
        5,225   COVENANT TRANSPORT INCORPORATED CLASS A+                                                                     57,580
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 18.15%
        4,900   CANADIAN NATURAL RESOURCES LIMITED                                                                          270,431
       57,645   GLOBAL INDUSTRIES LIMITED+                                                                                1,054,327
        8,310   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                  309,880
       10,895   HELMERICH & PAYNE INCORPORATED                                                                              330,554
       15,965   KEY ENERGY SERVICES INCORPORATED+                                                                           261,028
       18,370   MCMORAN EXPLORATION COMPANY+                                                                                251,853
       51,840   NEWPARK RESOURCES INCORPORATED+                                                                             365,472
        4,950   PETROQUEST ENERGY INCORPORATED+                                                                              57,866
        4,740   PRIDE INTERNATIONAL INCORPORATED+                                                                           142,674
        5,337   RANGE RESOURCES CORPORATION                                                                                 178,256
       29,120   TRILOGY ENERGY TRUST                                                                                        256,518
       13,200   WILLBROS GROUP INCORPORATED+                                                                                297,528

                                                                                                                          3,776,387
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS - 0.34%
        4,975   WAUSAU PAPER CORPORATION                                                                                     71,441
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.08%
        3,995   E.W. SCRIPPS COMPANY CLASS A                                                                                178,497
       17,715   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 232,244
        4,041   MCCLATCHY COMPANY CLASS A                                                                                   127,736
        1,440   R.H. DONNELLEY CORPORATION+                                                                                 102,082

                                                                                                                            640,559
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.45%
       17,845   CONSTAR INTERNATIONAL INCORPORATED+                                                                         157,928

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT SMALL//MID CAP VALUE FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                            VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
       34,785   INTERTAPE POLYMER GROUP INCORPORATED+                                                               $       143,314

                                                                                                                            301,242
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.15%
       14,315   MARKETAXESS HOLDINGS INCORPORATED+                                                                          239,633
                                                                                                                    ---------------
SOCIAL SERVICES - 0.64%
        7,740   ABB LIMITED ADR                                                                                             132,973
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.58%
       20,215   GENTEX CORPORATION                                                                                          328,494
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT - 0.59%
        6,170   REGAL ENTERTAINMENT GROUP CLASS A                                                                           122,598
                                                                                                                    ---------------
TRANSPORTATION BY AIR - 2.58%
       17,190   AIRTRAN HOLDINGS INCORPORATED+                                                                              176,541
        5,810   ALASKA AIR GROUP INCORPORATED+                                                                              221,361
       11,970   JETBLUE AIRWAYS CORPORATION+                                                                                137,775

                                                                                                                            535,677
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.50%
       15,620   SOURCE INTERLINK COMPANIES INCORPORATED+                                                                    104,810
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS - 3.88%
       11,870   DELIAS INCORPORATED+                                                                                        108,967
      166,970   ENCORIUM GROUP INCORPORATED+                                                                                626,138
        5,590   US HOME SYSTEMS INCORPORATED+                                                                                71,277

                                                                                                                            806,382
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $18,658,911)                                                                                   20,513,763
                                                                                                                    ---------------
WARRANTS - 0.69%
       61,170   HILL INTERNATIONAL INCORPORATED+                                                                            143,138

TOTAL WARRANTS (COST $75,655)                                                                                               143,138
                                                                                                                    ---------------
SHORT-TERM INVESTMENTS - 0.05%
        9,783   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                  9,783
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,783)                                                                                    9,783
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,744,349)*                                               99.35%                                            $    20,666,684

OTHER ASSETS AND LIABILITIES, NET                                  0.65                                                     134,845
                                                                 ------                                             ---------------

TOTAL NET ASSETS                                                 100.00%                                            $    20,801,529
                                                                 ------                                             ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,783.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 7.82%
$   1,210,000   AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2003-1
                CLASS A+/-                                                               5.43%        09/15/2010    $     1,211,365
      141,665   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4         2.84         08/06/2010            140,661
       35,496   CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                  6.48         12/26/2009             35,711
      146,797   CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                   6.42         12/26/2009            147,487
       20,849   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2              3.35         02/15/2008             20,816
      132,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3              5.03         10/15/2009            131,709
      121,000   CAPITAL ONE AUTO FINANCE TRUST SERIES 2006-A CLASS A4+/-                 5.33         12/15/2012            121,053
      119,000   CAPITAL ONE MULTI ASSET EXECUTION TRUST SERIES 2003-A4 CLASS A4          3.65         07/15/2011            116,690
      271,000   CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3          4.99         09/15/2010            270,591
      284,000   CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                           5.15         02/15/2011            284,375
      115,000   CARMAX AUTO OWNER TRUST SERIES 2007-1 CLASS A2                           5.30         03/15/2010            115,117
      241,000   CARRINGTON MORTGAGE LOAN TRUST SERIES 2006-NC5 CLASS A2+/-               5.43         01/25/2037            240,799
      216,000   CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                             3.22         06/15/2010            213,705
      253,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4              3.20         08/24/2009            250,912
      632,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2006-A4 CLASS A4              5.45         05/10/2013            643,149
      141,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2006-1 CLASS A2+/-                                                       5.68         07/25/2036            141,307
      160,000   CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2006-2 CLASS A2+/-                                                       5.56         09/25/2036            160,112
      239,019   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                CLASS A2A+/-                                                             5.36         12/25/2036            238,952
      250,000   CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                           5.43         09/15/2011            250,189
       85,000   CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                CLASS A4+/-                                                              5.67         12/30/2010             85,397
       99,000   CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                CLASS A5                                                                 6.21         12/30/2011            102,230
      260,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2            5.55         08/25/2021            259,342
      108,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-         5.42         02/25/2037            107,942
      153,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                        4.94         02/08/2012            152,741
      243,000   DAIMLERCHRYSLER MASTER OWNER TRUST SERIES 2005-A CLASS A+/-              5.37         04/15/2010            243,074
      133,000   DISCOVER CARD MASTER TRUST I SERIES 2001-1 CLASS A+/-                    5.54         01/15/2008            133,251
       72,000   DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-                   5.46         04/16/2010             72,062
      108,481   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                      3.48         11/15/2008            107,938
      102,855   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                      4.17         01/15/2009            102,438
      114,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                      4.38         01/15/2010            112,985
      144,000   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++               5.34         01/15/2010            144,270
      128,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                  5.29         01/18/2011            128,112
       76,997   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                3.30         06/16/2008             76,739
      180,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                    4.18         02/15/2012            176,874
       12,309   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2
                CLASS A2+/-                                                              5.67         09/25/2034             12,325
       57,681   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1
                CLASS A1B+/-                                                             5.14         11/25/2035             57,401
      160,140   MASTER ASSET BACKED SECURITIES TRUST SERIES 2007-WMC1
                CLASS A2+/-                                                              5.37         03/25/2037            160,110
      191,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7               2.65         11/15/2010            185,558
      149,036   MERRILL LYNCH MORTGAGE INVESTORS TRUST SERIES 2004-WMC5
                CLASS A1A+/-                                                             5.61         07/25/2035            149,122
       44,600   MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-               5.39         12/25/2035             44,607
      118,607   MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                5.36         01/25/2037            118,589
      117,824   MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-               5.37         12/25/2036            117,815
      104,000   MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-         5.43         02/25/2047            104,000
      335,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-          5.37         08/15/2012            335,416
       62,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3               5.16         02/15/2010             61,966
      118,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5          4.74         10/30/2045            117,259
       61,696   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                CLASS AF1+/-                                                             5.42         12/25/2036             61,445
       55,003   PSE&G TRANSITION FUNDING LLC SERIES 2001-1 CLASS A4+/-                   5.65         06/15/2011             55,145
       27,506   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                2003-RS3 CLASS A2+/-                                                     5.68         04/25/2033             27,515
       97,974   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                2003-RS7 CLASS AI6                                                       5.34         08/25/2033             97,132
       72,476   STRUCTURED ASSET INVESTMENT TRUST SERIES 2005-3 CLASS A3+/-              5.49         04/25/2035             72,496
       42,289   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                3.20         12/13/2010             41,634
       70,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                5.52         11/12/2012             70,807
      124,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                5.26         11/14/2011            124,334
       30,314   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                             3.16         02/17/2009             30,173
       23,063   USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                             3.90         07/15/2009             22,926
       12,125   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                             4.52         06/16/2008             12,119
      119,000   USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                             5.36         06/15/2012            120,245
      146,000   VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                       5.55         11/20/2008            146,261

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$     278,000   WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                         3.66%        07/20/2010    $       276,217
       89,426   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                         4.82         02/20/2009             89,347
       66,079   WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                         3.25         05/20/2011             65,558
      214,520   WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                         3.15         05/20/2011            212,341
       47,452   WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                         2.81         08/22/2011             46,825
       17,868   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                        4.25         06/17/2010             17,778

TOTAL ASSET BACKED SECURITIES (COST $9,787,663)                                                                           9,794,561
                                                                                                                    ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.65%
       40,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2004-2 CLASS A5                                                          4.58         11/10/2038             38,442
       42,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-4 CLASS A5A                                                         4.93         07/10/2045             40,877
       44,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-5 CLASS A4+/-                                                       5.12         10/10/2045             43,338
      311,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2005-6 CLASS A4+/-                                                       5.18         09/10/2047            309,596
      257,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2007-1 CLASS AAB                                                         5.42         01/15/2049            258,341
      100,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2002-PB2 CLASS B                                                         6.31         06/11/2035            104,873
      160,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2003-1 CLASS A2                                                          4.65         09/11/2036            155,771
       86,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2004-1 CLASS A4                                                          4.76         11/10/2039             83,565
       89,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2006-3 CLASS A4+/-                                                       5.89         07/10/2044             92,266
      135,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                SERIES 2004-ESA CLASS C++                                                4.94         05/14/2016            134,643
      157,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                SERIES 2005-T18 CLASS A4+/-                                              4.93         02/13/2042            153,300
       64,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                SERIES 2006-PW11 CLASS A4+/-                                             5.46         03/11/2039             64,854
       45,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                CLASS A6                                                                 4.83         11/11/2041             43,773
      190,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-PW15
                CLASS A3                                                                 5.31         02/11/2044            190,505
      109,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-            5.36         04/15/2040            109,487
      178,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C5 CLASS A4              5.43         10/15/2049            178,444
      121,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD3
                CLASS AAB                                                                5.61         10/15/2048            123,009
      307,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                CLASS E+/-                                                               7.09         05/15/2032            314,936
       40,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                CLASS C                                                                  7.71         08/15/2033             42,917
      159,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2004-LB3A CLASS B+/-                                                     5.28         07/10/2037            158,795
      371,927   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-          5.39         07/25/2036            371,974
      576,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                2002-CKS4 CLASS A2                                                       5.18         11/15/2036            575,463
      118,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                2003-C4 CLASS A4+/-                                                      5.14         08/15/2036            117,365
      226,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                2004-C5 CLASS A4                                                         4.83         11/15/2037            219,270
       82,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                2005-C1 CLASS AAB                                                        4.82         02/15/2038             80,788
      105,532   FHLMC SERIES 1663 CLASS ZB                                               6.75         01/15/2024            108,373
      221,089   FHLMC SERIES 2603 CLASS KT                                               4.75         07/15/2014            217,195
      166,000   FHLMC SERIES 2623 CLASS AJ                                               4.50         07/15/2016            162,405
      581,507   FHLMC SERIES 2632 CLASS NE                                               4.00         06/15/2013            564,502
      242,480   FHLMC SERIES 2814 CLASS BD<<                                             4.00         04/15/2018            235,932
      128,342   FHLMC SERIES 2975 CLASS EA<<                                             5.00         05/15/2018            127,921
       40,823   FHLMC SERIES 3000 CLASS PA                                               3.90         01/15/2023             39,753
      354,663   FHLMC SERIES 3014 CLASS NA<<                                             4.50         11/15/2025            350,396
      220,000   FHLMC SERIES 3017 CLASS TA                                               4.50         08/15/2035            212,241
      251,980   FHLMC SERIES 3020 CLASS MA<<                                             5.50         04/15/2027            252,622
      356,767   FHLMC SERIES 3086 CLASS PA<<                                             5.50         05/15/2026            357,761
      362,765   FHLMC SERIES 3135 CLASS JA<<                                             6.00         09/15/2027            366,650
      802,000   FHLMC SERIES 3149 CLASS PB                                               6.00         08/15/2029            814,681
      372,381   FHLMC SERIES 3151 CLASS LA                                               6.00         11/15/2027            376,129
      545,339   FHLMC SERIES 3151 CLASS PA<<                                             6.00         03/15/2026            550,792
    1,312,793   FHLMC SERIES 3164 CLASS NA<<                                             6.00         02/15/2027          1,327,837
      935,917   FHLMC SERIES 3167 CLASS QA                                               6.00         10/15/2026            946,524

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     197,197   FHLMC SERIES 3171 CLASS NE                                               6.00%        05/15/2027    $       199,337
      490,903   FHLMC SERIES 3172 CLASS PA                                               6.00         04/15/2027            496,105
      374,802   FHLMC SERIES 3173 CLASS PH                                               6.00         09/15/2027            379,153
      660,040   FHLMC SERIES 3176 CLASS HA                                               6.00         02/15/2028            668,148
      220,683   FHLMC SERIES 3178 CLASS MA                                               6.00         10/15/2026            223,111
      787,000   FHLMC SERIES 3179 CLASS PD                                               5.75         12/15/2018            791,928
      320,105   FHLMC SERIES 3192 CLASS GA                                               6.00         03/15/2027            323,659
      344,438   FHLMC SERIES 3215 CLASS QA<<                                             6.00         06/15/2027            348,156
      285,689   FHLMC SERIES 3216 CLASS NA                                               6.00         05/15/2028            289,186
      719,400   FHLMC SERIES 3217 CLASS PY                                               6.00         07/15/2029            728,929
      314,234   FHLMC SERIES 3262 CLASS PA                                               5.50         05/15/2029            315,671
      748,000   FHLMC SERIES 3279 CLASS PA                                               5.50         02/15/2023            751,192
      313,000   FHLMC SERIES 3291 CLASS BY                                               4.50         03/15/2022            292,753
      111,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                CLASS B                                                                  6.42         12/12/2033            116,597
       21,769   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                               4.77         04/25/2012             21,648
       67,292   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                3.81         11/25/2012             65,102
      113,667   FNMA SERIES 2003-15 CLASS CH                                             4.00         02/25/2017            110,785
      141,000   FNMA SERIES 2003-16 CLASS PN                                             4.50         10/25/2015            139,058
      306,957   FNMA SERIES 2003-33 CLASS CH                                             4.00         07/25/2017            298,403
      427,377   FNMA SERIES 2003-34 CLASS QJ<<                                           4.50         01/25/2016            421,597
      251,831   FNMA SERIES 2003-56 CLASS AD                                             4.50         01/25/2027            247,675
      318,000   FNMA SERIES 2004-19 CLASS AY                                             4.00         04/25/2019            288,218
      500,000   FNMA SERIES 2004-80 CLASS XE<<                                           5.00         10/25/2034            478,942
      174,879   FNMA SERIES 2005-38 CLASS CD                                             5.00         06/25/2019            173,954
      699,117   FNMA SERIES 2006-112 CLASS QA                                            5.50         03/25/2033            702,163
      217,810   FNMA SERIES 2006-18 CLASS PA                                             5.50         01/25/2026            217,997
      557,008   FNMA SERIES 2006-26 CLASS QA<<                                           5.50         06/25/2026            557,888
      817,773   FNMA SERIES 2006-29 CLASS PA                                             5.50         08/25/2026            818,085
      219,000   FNMA SERIES 2006-31 CLASS PA                                             5.50         11/25/2026            219,415
      168,000   FNMA SERIES 2006-41 CLASS MA                                             5.50         04/25/2024            167,962
       71,000   FNMA SERIES 2006-53 CLASS PA<<                                           5.50         12/25/2026             71,158
      240,948   FNMA SERIES 2006-55 CLASS PA                                             6.00         05/25/2026            242,912
      175,861   FNMA SERIES 2006-64 CLASS PA                                             5.50         02/25/2030            176,393
      468,981   FNMA SERIES 2006-80 CLASS PB                                             6.00         10/25/2027            474,145
      190,000   FNMA SERIES 2006-80 CLASS PD                                             6.00         07/25/2030            193,592
      118,550   FNMA SERIES G93-20 CLASS ZQ                                              7.00         05/25/2023            123,356
      114,545   FNMA SERIES G93-39 CLASS ZQ                                              6.50         12/25/2023            118,536
      147,588   FNMA SERIES G93-41 CLASS Z                                               7.00         12/25/2023            153,905
      185,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3
                CLASS A4+/-                                                              5.19         07/10/2039            183,815
       72,915   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-C1 CLASS A1                                                         3.12         03/10/2038             71,363
       24,380   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2004-C2 CLASS A1                                                         3.90         08/10/2038             23,971
      176,248   GNMA SERIES 2006-8 CLASS A                                               3.94         08/16/2025            172,458
      575,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                2007-GG9 CLASS A4                                                        5.44         01/10/2017            576,656
       56,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1 CLASS B             6.97         10/18/2030             57,138
      464,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 1998-GLII CLASS A2          6.56         04/13/2031            467,717
       74,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-GG2
                CLASS A6+/-                                                              5.40         08/10/2038             74,374
      225,000   GS MORTGAGE SECURITIES CORPORATION II SERIES 2006-GG8 CLASS AJ           5.62         11/10/2039            227,696
      355,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2002-C2 CLASS A2                                                  5.05         12/12/2034            352,291
       76,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2002-CIB5 CLASS A2                                                5.16         10/12/2037             75,862
      141,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2003-CB7 CLASS A4+/-                                              4.88         01/12/2038            138,211
      121,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-CB11 CLASS ASB+/-                                            5.20         08/12/2037            121,031
       81,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2005-CB13 CLASS AM+/-                                             5.34         01/12/2043             81,135
      164,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2007-CB18 CLASS A3                                                5.45         06/12/2047            164,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     710,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                SERIES 2007-LDPX CLASS A3                                                5.42%        05/15/2049    $       710,888
        4,354   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1             7.11         10/15/2032              4,354
       55,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B              7.43         10/15/2032             57,832
      106,000   LB UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-              5.12         11/15/2032            105,351
      326,000   LB UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS AM                 5.46         02/15/2040            326,603
      491,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                2006-4 CLASS ASB+/-                                                      5.13         12/12/2049            486,114
      179,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                2007-6 CLASS A2                                                          5.33         03/12/2049            179,982
      252,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                4.86         10/12/2041            245,144
       65,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                 5.28         02/12/2042             64,504
      249,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                        5.01         04/15/2038            246,658
      100,000   MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                      4.76         09/13/2045             96,545
      248,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                       5.04         01/14/2042            246,421
      372,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ9 CLASS A4+/-                     5.73         07/12/2044            381,051
      247,000   MORGAN STANLEY CAPITAL I SERIES 2007-IQ13 CLASS A4                       5.36         03/15/2044            246,453
      448,765   VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                            6.50         02/15/2024            465,279
      167,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4          6.29         04/15/2034            174,993
      138,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4          4.98         11/15/2034            136,533
      291,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3          4.96         08/15/2035            289,090
      116,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3          4.45         11/15/2035            113,690
      402,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4          5.01         12/15/2035            396,312
       39,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B           5.11         12/15/2035             38,630
      270,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4         4.75         02/15/2041            261,636
      211,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B          5.31         01/15/2041            210,152
      113,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B          4.89         10/15/2041            109,291
      257,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS A4         4.94         04/15/2042            250,359
       96,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6         4.70         05/15/2044             91,960
      124,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21
                CLASS A4+/-                                                              5.37         10/15/2044            123,606
      555,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22
                CLASS A4+/-                                                              5.27         12/15/2044            554,940
      274,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26
                CLASS APB                                                                6.00         06/15/2045            284,661
      166,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-C30 CLASS A3         5.25         12/15/2043            166,152
      115,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-C30 CLASS A5         5.34         12/15/2043            114,492

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $33,376,461)                                                             33,393,462
                                                                                                                    ---------------
CORPORATE BONDS & NOTES - 14.96%

BUSINESS SERVICES - 0.29%
      125,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                    5.58         05/24/2010            125,521
      230,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<                     5.40         02/15/2012            232,921

                                                                                                                            358,442
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS - 0.92%
      210,000   ABBOTT LABORATORIES                                                      5.88         05/15/2016            217,244
      170,000   ELI LILLY & COMPANY                                                      5.50         03/15/2027            163,792
       85,000   TEVA PHARMACEUTICAL FINANCE LLC                                          6.15         02/01/2036             81,983
      575,000   WYETH                                                                    6.95         03/15/2011            611,329
       85,000   WYETH                                                                    5.95         04/01/2037             83,712

                                                                                                                          1,158,060
                                                                                                                    ---------------
COMMUNICATIONS - 2.14%
       85,000   AMERICA MOVIL SA DE CV                                                   6.38         03/01/2035             83,730
      370,000   AT&T INCORPORATED                                                        5.10         09/15/2014            361,484
      240,000   AT&T INCORPORATED                                                        6.15         09/15/2034            236,209
       90,000   AT&T INCORPORATED<<                                                      6.80         05/15/2036             95,948
       75,000   BELLSOUTH CORPORATION                                                    6.00         11/15/2034             72,247
      390,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38         03/15/2013            445,992
       75,000   COMCAST CORPORATION<<                                                    5.90         03/15/2016             76,300
      170,000   COMCAST CORPORATION                                                      5.65         06/15/2035            154,025

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$     110,000   COX COMMUNICATIONS INCORPORATED                                          7.13%        10/01/2012    $       118,589
      130,000   COX COMMUNICATIONS INCORPORATED++                                        5.88         12/01/2016            130,988
      170,000   SBC COMMUNICATIONS                                                       5.63         06/15/2016            170,529
      200,000   SPRINT CAPITAL CORPORATION                                               6.13         11/15/2008            202,543
       70,000   SPRINT CAPITAL CORPORATION                                               8.75         03/15/2032             82,566
       80,000   SPRINT NEXTEL CORPORATION                                                6.00         12/01/2016             78,728
      105,000   TIME WARNER ENTERTAINMENT COMPANY LP                                     8.38         07/15/2033            127,625
      165,000   VERIZON COMMUNICATIONS INCORPORATED                                      5.50         04/01/2017            163,749
       85,000   VERIZON COMMUNICATIONS INCORPORATED                                      6.25         04/01/2037             84,193

                                                                                                                          2,685,445
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS - 2.83%
      105,000   BAC CAPITAL TRUST XI                                                     6.63         05/23/2036            111,104
      110,000   BANK OF AMERICA CORPORATION                                              4.25         10/01/2010            107,322
      130,000   BANK OF AMERICA CORPORATION                                              5.38         06/15/2014            130,020
      445,000   CITIGROUP INCORPORATED                                                   3.63         02/09/2009            434,284
      165,000   CITIGROUP INCORPORATED                                                   5.10         09/29/2011            164,932
      295,000   CITIGROUP INCORPORATED                                                   5.50         02/15/2017            293,460
      320,000   JPMORGAN CHASE & COMPANY<<                                               5.60         06/01/2011            325,403
      100,000   JPMORGAN CHASE & COMPANY                                                 5.13         09/15/2014             98,434
      255,000   JPMORGAN CHASE CAPITAL XVIII                                             6.95         08/17/2036            265,773
      200,000   PNC FUNDING CORPORATION                                                  5.25         11/15/2015            197,537
       95,000   PNC FUNDING CORPORATION                                                  5.63         02/01/2017             95,682
      175,000   ROYAL BANK OF SCOTLAND GROUP PLC                                         5.00         10/01/2014            170,885
      340,000   WACHOVIA CORPORATION                                                     5.30         10/15/2011            341,957
      175,000   WACHOVIA CORPORATION<<                                                   4.88         02/15/2014            169,651
      410,000   WASHINGTON MUTUAL BANK FA                                                5.65         08/15/2014            407,803
       98,000   WASHINGTON MUTUAL INCORPORATED                                           4.00         01/15/2009             95,946
      135,000   ZIONS BANCORP                                                            5.50         11/16/2015            132,708

                                                                                                                          3,542,901
                                                                                                                    ---------------
ELECTRIC UTILITIES - 0.18%
      215,000   PROGRESS ENERGY INCORPORATED                                             6.85         04/15/2012            230,531
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.60%
      105,000   ALLEGHENY ENERGY SUPPLY++<<                                              8.25         04/15/2012            114,975
      360,000   DPL INCORPORATED                                                         6.88         09/01/2011            382,167
      185,000   FIRSTENERGY CORPORATION SERIES B                                         6.45         11/15/2011            193,910
      125,000   FIRSTENERGY CORPORATION SERIES C                                         7.38         11/15/2031            142,008
      115,000   INDIANA MICHIGAN POWER COMPANY<<                                         6.05         03/15/2037            113,260
      200,000   KANSAS GAS & ELECTRIC                                                    5.65         03/29/2021            196,644
      125,000   MIDAMERICAN ENERGY HOLDINGS                                              6.13         04/01/2036            124,730
      300,000   NEVADA POWER COMPANY SERIES A                                            8.25         06/01/2011            329,887
      185,000   NEVADA POWER COMPANY SERIES M                                            5.95         03/15/2016            187,166
      190,000   PUBLIC SERVICE COMPANY OF COLORADO                                       7.88         10/01/2012            213,923

                                                                                                                          1,998,670
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS - 0.21%
      130,000   KRAFT FOODS INCORPORATED                                                 5.63         11/01/2011            131,585
      135,000   KRAFT FOODS INCORPORATED<<                                               5.25         10/01/2013            133,030

                                                                                                                            264,615
                                                                                                                    ---------------
HEALTH SERVICES - 0.13%
      165,000   COVENTRY HEALTH CARE INCORPORATED                                        5.95         03/15/2017            164,114
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.37%
      455,000   ALLIED CAPITAL CORPORATION                                               6.63         07/15/2011            464,959
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
$     210,000   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                           5.50%        10/15/2016    $       210,188
                                                                                                                    ---------------
INSURANCE CARRIERS - 0.91%
       80,000   ACE INA HOLDINGS INCORPORATED                                            6.70         05/15/2036             84,904
      200,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                4.70         10/01/2010            197,400
       80,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                5.60         10/18/2016             81,358
      165,000   CIGNA CORPORATION                                                        6.15         11/15/2036            163,512
      285,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                       5.45         03/24/2011            288,593
      147,000   LIBERTY MUTUAL GROUP++<<                                                 7.50         08/15/2036            157,050
      170,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                             5.70         12/14/2036            162,725

                                                                                                                          1,135,542
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
      240,000   TYCO INTERNATIONAL GROUP SA                                              6.38         10/15/2011            253,624
                                                                                                                    ---------------
MOTION PICTURES - 0.20%
      250,000   NEWS AMERICA INCORPORATED                                                6.40         12/15/2035            248,669
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.28%
      195,000   AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY INCORPORATED++          5.25         11/21/2011            196,192
      145,000   CAPITAL ONE BANK SERIES BKNT                                             4.88         05/15/2008            144,458
      130,000   CAPITAL ONE FINANCIAL COMPANY                                            6.15         09/01/2016            131,858
      155,000   CIT GROUP INCORPORATED                                                   5.85         09/15/2016            156,364
      120,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                            5.38         10/20/2016            119,853
      272,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                       3.75         12/15/2009            263,657
       85,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         6.75         03/15/2032             96,308
      415,000   RESIDENTIAL CAPITAL CORPORATION<<                                        6.13         11/21/2008            414,788
       85,000   RESIDENTIAL CAPITAL CORPORATION                                          6.50         04/17/2013             84,193

                                                                                                                          1,607,671
                                                                                                                    ---------------
OIL & GAS EXTRACTION - 0.28%
      175,000   DEVON FINANCING CORPORATION ULC                                          6.88         09/30/2011            186,169
       85,000   EL PASO ENERGY CORPORATION++                                             5.90         04/01/2017             84,999
       75,000   EL PASO NATURAL GAS++                                                    5.95         04/15/2017             75,279

                                                                                                                            346,447
                                                                                                                    ---------------
PIPELINES, EXCEPT NATURAL GAS - 0.21%
      170,000   PLAINS ALL AMERICAN PIPELINE LP++                                        6.13         01/15/2017            173,391
       85,000   PLAINS ALL AMERICAN PIPELINE LP++                                        6.65         01/15/2037             86,412

                                                                                                                            259,803
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES - 0.06%
       70,000   CORNING INCORPORATED                                                     7.25         08/15/2036             73,789
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.56%
       85,000   DEVELOPERS DIVERS REALTY                                                 5.38         10/15/2012             84,956
      240,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED                            5.65         12/15/2013            238,374
       60,000   PROLOGIS TRUST                                                           5.25         11/15/2010             60,188
      170,000   PROLOGIS TRUST                                                           5.50         04/01/2012            171,686
      140,000   SIMON PROPERTY GROUP LP                                                  5.60         09/01/2011            142,174

                                                                                                                            697,378
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.54%
      305,000   CREDIT SUISSE USA INCORPORATED                                           5.50         08/16/2011            309,555
      315,000   GOLDMAN SACHS GROUP INCORPORATED                                         5.13         01/15/2015            306,722
       85,000   GOLDMAN SACHS GROUP INCORPORATED                                         5.95         01/15/2027             82,477

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     410,000   LAZARD GROUP LLC                                                         7.13%        05/15/2015    $       432,256
      260,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                         5.75         05/17/2013            265,622
      130,000   MERRILL LYNCH & COMPANY<<                                                6.05         05/16/2016            133,364
      125,000   MERRILL LYNCH & COMPANY                                                  6.11         01/29/2037            121,183
      185,000   MORGAN STANLEY                                                           5.30         03/01/2013            184,768
      100,000   MORGAN STANLEY                                                           5.38         10/15/2015             98,398

                                                                                                                          1,934,345
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT - 0.88%
      365,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                   6.50         11/15/2013            384,406
      415,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                     5.69         03/13/2009            415,723
      200,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                        5.75         09/08/2011            203,186
      100,000   HONEYWELL INTERNATIONAL INCORPORATED                                     5.70         03/15/2037             96,792

                                                                                                                          1,100,107
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $18,689,086)                                                                         18,735,300
                                                                                                                    ---------------
FOREIGN CORPORATE BONDS @- 3.67%
      375,000   BHP BILLITON FINANCE LIMITED                                             5.13         03/29/2012            373,939
      140,000   CANADIAN NATIONAL RAILWAY COMPANY                                        6.20         06/01/2036            143,215
       65,000   CANADIAN NATURAL RESOURCES LIMITED                                       6.50         02/15/2037             65,933
      100,000   CANADIAN NATURAL RESOURCES LIMITED                                       5.70         05/15/2017             99,538
      305,000   CONOCOPHILLIPS COMPANY                                                   5.63         10/15/2016            310,054
      165,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                8.25         06/15/2030            204,379
      135,000   FRANCE TELECOM SA                                                        8.50         03/01/2031            175,454
      115,000   HUSKY OIL COMPANY                                                        7.55         11/15/2016            129,210
      450,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                6.25         01/24/2014            469,679
      125,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                  6.13         10/06/2016            127,500
      250,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                   6.33         09/30/2027            253,223
      185,000   RESONA BANK LIMITED+/-++                                                 5.85         09/29/2049            184,096
      170,000   RESONA PREFERRED GLOBAL SECURITIES+/-++                                  7.19         12/29/2049            179,565
      335,000   SHELL INTERNATIONAL FINANCE BV                                           5.20         03/22/2017            332,425
      285,000   SMFG PREFERRED CAPITAL+/-++                                              6.08         12/29/2049            285,553
      370,000   TELEFONICA EMISIONES SAU                                                 5.98         06/20/2011            379,279
       80,000   TELEFONICA EMISIONES SAU                                                 6.42         06/20/2016             83,498
      170,000   TYCO INTERNATIONAL GROUP SA                                              6.88         01/15/2029            200,650
      240,000   VALE OVERSEAS LIMITED                                                    6.25         01/23/2017            244,550
       60,000   VALE OVERSEAS LIMITED                                                    6.88         11/21/2036             61,961
      100,000   VODAFONE GROUP PLC<<                                                     6.15         02/27/2037             96,538
      195,000   WESTFIELD GROUP++                                                        5.40         10/01/2012            195,899

TOTAL FOREIGN CORPORATE BONDS@ (COST $4,584,765)                                                                          4,596,138
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS @- 0.97%
      210,000   ISRAEL GOVERNMENT BOND                                                   5.50         11/09/2016            210,298
      125,000   ITALY GOVERNMENT INTERNATIONAL BOND                                      5.38         06/15/2033            122,308
      255,000   QUEBEC PROVINCE                                                          5.13         11/14/2016            254,507
       80,000   REPUBLIC OF CHILE                                                        7.13         01/11/2012             86,592
      180,000   RUSSIAN FEDERATION+/-++                                                  5.00         03/31/2030            204,300
       44,000   UNITED MEXICAN STATES<<                                                  5.63         01/15/2017             44,352
      105,000   UNITED MEXICAN STATES SERIES MTNA                                        5.88         01/15/2014            108,150
      165,000   UNITED MEXICAN STATES SERIES MTNA                                        6.75         09/27/2034            179,933

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $1,202,508)                                                                         1,210,440
                                                                                                                    ---------------
AGENCY SECURITIES - 43.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.09%
    1,044,901   FHLMC #1H2618+/-<<                                                       5.59         05/01/2036          1,052,527
      588,643   FHLMC #1H2628+/-                                                         6.16         07/01/2036            588,425

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$     321,851   FHLMC #1J1465+/-<<                                                       5.91%        01/01/2037    $       324,631
      423,000   FHLMC #1J1578+/-                                                         6.01         04/01/2037            427,131
      358,282   FHLMC #1Q0027+/-                                                         5.08         02/01/2036            356,756
       63,664   FHLMC #783132+/-                                                         4.98         05/01/2035             63,013
    1,314,000   FHLMC #A58383                                                            5.50         03/01/2037          1,300,189
      123,727   FHLMC #B13150<<                                                          4.00         03/01/2019            117,085
      164,293   FHLMC #E01279<<                                                          5.50         01/01/2018            165,044
      208,837   FHLMC #E01497<<                                                          5.50         11/01/2018            209,742
      152,640   FHLMC #G11594                                                            5.50         08/01/2019            153,297
      708,689   FHLMC #G11658<<                                                          5.50         01/01/2020            711,021
      794,290   FHLMC #G12333<<                                                          4.50         06/01/2021            769,097
      361,010   FHLMC #G12456<<                                                          4.00         10/01/2021            340,908
      262,884   FHLMC #G12474                                                            5.50         01/01/2017            264,321
    1,229,524   FHLMC #G12545<<                                                          4.00         10/01/2021          1,161,059
      185,592   FHLMC #G12569                                                            4.00         05/01/2020            175,389
      135,622   FHLMC #G12570<<                                                          4.00         02/01/2021            128,070
      100,453   FHLMC #J02372<<                                                          5.50         05/01/2020            100,885
       98,669   FHLMC #J02373                                                            5.50         05/01/2020             99,093
      198,661   FHLMC #J02609<<                                                          4.50         10/01/2020            192,360
      115,000   FHLMC #J04514                                                            5.50         03/01/2017            115,523
      128,165   FHLMC SERIES 2631 CLASS MT                                               3.50         01/15/2022            126,925
      435,893   FHLMC SERIES 2645 CLASS MK<<                                             3.50         07/15/2022            430,506
      260,847   FHLMC SERIES 2890 CLASS AP<<                                             3.75         12/15/2011            255,177
      306,506   FHLMC SERIES 3035 CLASS DM<<                                             5.50         11/15/2025            306,850
      540,371   FHLMC SERIES 3211 CLASS PA                                               5.50         11/15/2029            542,788
    3,365,000   FHLMC TBA%%                                                              6.00         04/01/2021          3,419,681

                                                                                                                         13,897,493
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.81%
      377,884   FNMA #190337<<                                                           5.00         07/01/2033            366,057
    2,164,778   FNMA #254828<<                                                           5.00         08/01/2033          2,097,022
      767,220   FNMA #255178<<                                                           5.00         04/01/2034            742,585
    1,200,555   FNMA #555592<<                                                           5.50         07/01/2033          1,190,717
      201,068   FNMA #678915<<                                                           5.50         01/01/2033            199,446
      291,349   FNMA #682454<<                                                           4.00         09/01/2018            275,800
      475,573   FNMA #688017<<                                                           5.50         03/01/2033            471,676
       81,747   FNMA #699613<<                                                           5.50         06/01/2033             81,077
    1,049,098   FNMA #725222<<                                                           5.50         02/01/2034          1,040,502
    1,051,850   FNMA #725425<<                                                           5.50         04/01/2034          1,043,286
      236,130   FNMA #725564                                                             4.49         04/01/2009            233,557
      395,581   FNMA #725611<<                                                           5.50         06/01/2034            392,339
      797,446   FNMA #725614<<                                                           5.50         06/01/2034            790,911
       94,506   FNMA #728720<<                                                           5.00         07/01/2033             91,548
      535,501   FNMA #728877<<                                                           5.00         08/01/2033            518,740
    2,020,756   FNMA #735036<<                                                           5.50         12/01/2034          2,003,026
    3,049,474   FNMA #735141<<                                                           5.50         01/01/2035          3,022,718
    1,192,465   FNMA #735224<<                                                           5.50         02/01/2035          1,182,694
      406,873   FNMA #735301<<                                                           4.00         03/01/2020            384,594
    1,285,097   FNMA #745018<<                                                           4.00         09/01/2020          1,214,728
      441,688   FNMA #745454<<                                                           4.00         12/01/2020            417,502
      275,962   FNMA #745666+/-                                                          6.44         07/01/2036            282,031
      309,001   FNMA #745743                                                             4.00         05/01/2021            291,886
      278,580   FNMA #758584<<                                                           5.00         11/01/2034            269,954
      234,416   FNMA #766745<<                                                           4.50         03/01/2019            227,250
      283,080   FNMA #770330<<                                                           4.50         04/01/2019            274,426
      131,273   FNMA #813642+/-<<                                                        5.65         06/01/2036            132,660
      181,057   FNMA #822051+/-<<                                                        5.04         07/01/2035            180,260
       94,758   FNMA #835243+/-<<                                                        4.87         09/01/2035             93,611
      550,432   FNMA #839226<<                                                           4.00         09/01/2020            518,929
      190,950   FNMA #868444+/-                                                          5.74         04/01/2036            192,337
      151,694   FNMA #879679+/-<<                                                        5.30         04/01/2036            151,875
    3,270,149   FNMA #888019<<                                                           5.50         10/01/2021          3,279,251

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     299,880   FNMA #888061+/-<<                                                        5.08%        10/01/2036    $       298,494
      626,271   FNMA #888202                                                             5.50         02/01/2017            629,702
      107,693   FNMA #888254+/-                                                          5.19         11/01/2036            106,695
    3,867,000   FNMA #888276                                                             5.50         11/01/2036          3,831,955
      122,180   FNMA #891057+/-                                                          5.51         06/01/2036            123,003
      511,750   FNMA #894446+/-                                                          5.92         09/01/2036            517,472
      659,898   FNMA #902329+/-<<                                                        5.93         11/01/2036            667,038
      496,201   FNMA #905141                                                             5.50         02/01/2037            490,986
    1,042,395   FNMA #906271                                                             5.50         01/01/2037          1,031,524
      113,000   FNMA #907718                                                             5.50         03/01/2037            111,812
      171,650   FNMA #909478                                                             5.50         02/01/2037            169,860
       74,925   FNMA #922366                                                             5.50         02/01/2037             74,138
      189,838   FNMA SERIES 2003-113 CLASS PN                                            3.50         02/25/2013            186,835
       61,178   FNMA SERIES 2003-92 CLASS NM                                             3.50         04/25/2013             60,257
      302,000   FNMA SERIES 2005-69 CLASS JM                                             4.50         08/25/2025            280,632
       97,261   FNMA SERIES 2005-77 CLASS BX<<                                           4.50         07/25/2028             96,016

                                                                                                                         32,331,414
                                                                                                                    ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.11%
      465,517   GNMA #3624                                                               5.50         10/20/2034            462,718
      828,464   GNMA #781795                                                             6.00         07/15/2034            841,306
      432,449   GNMA #781939                                                             6.00         07/15/2034            438,518
      630,907   GNMA #781956                                                             6.00         07/20/2035            639,026
      593,884   GNMA #781985                                                             6.00         07/20/2035            601,527
       61,158   GNMA SERIES 2006-3 CLASS A                                               4.21         01/16/2028             59,933
      268,000   GNMA SERIES 2006-33 CLASS NA                                             5.00         01/20/2036            257,154
    1,329,000   GNMA TBA%%                                                               6.00         04/01/2036          1,343,537
    1,513,000   GNMA TBA%%                                                               6.00         04/01/2037          1,532,385
    1,442,000   GNMA TBA%%                                                               6.50         04/01/2037          1,477,374

                                                                                                                          7,653,478
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $53,816,097)                                                                               53,882,385
                                                                                                                    ---------------
US TREASURY SECURITIES - 13.12%

US TREASURY BONDS - 5.06%
      478,000   US TREASURY BOND<<                                                       8.88         02/15/2019            653,142
      368,000   US TREASURY BOND<<                                                       7.13         02/15/2023            456,866
    1,610,000   US TREASURY BOND<<                                                       6.25         08/15/2023          1,848,356
      395,000   US TREASURY BOND                                                         6.63         02/15/2027            479,123
      704,000   US TREASURY BOND<<                                                       6.25         05/15/2030            834,075
      384,000   US TREASURY BOND<<                                                       5.38         02/15/2031            409,380
    1,754,000   US TREASURY BOND<<                                                       4.50         02/15/2036          1,653,692

                                                                                                                          6,334,634
                                                                                                                    ---------------
US TREASURY NOTES - 8.06%
      518,000   US TREASURY NOTE<<                                                       4.88         05/31/2008            518,243
      114,000   US TREASURY NOTE<<                                                       5.13         06/30/2008            114,410
      773,000   US TREASURY NOTE<<                                                       4.63         09/30/2008            771,732
      707,000   US TREASURY NOTE<<                                                       4.88         10/31/2008            708,491
      162,000   US TREASURY NOTE<<                                                       4.63         11/30/2008            161,886
       41,000   US TREASURY NOTE<<                                                       4.75         12/31/2008             41,054
      372,000   US TREASURY NOTE<<                                                       4.88         01/31/2009            373,468
      271,000   US TREASURY NOTE<<                                                       4.75         02/28/2009            271,635
       40,000   US TREASURY NOTE<<                                                       4.88         05/15/2009             40,216
      126,000   US TREASURY NOTE<<                                                       4.88         08/15/2009            126,817
      179,000   US TREASURY NOTE<<                                                       4.63         11/15/2009            179,273
      145,000   US TREASURY NOTE<<                                                       4.75         02/15/2010            145,827
      220,000   US TREASURY NOTE<<                                                       4.63         10/31/2011            220,722

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
US TREASURY NOTES (continued)
$   1,327,000   US TREASURY NOTE<<                                                       4.50%        11/30/2011    $     1,324,874
      206,000   US TREASURY NOTE<<                                                       4.63         12/31/2011            206,684
    1,410,000   US TREASURY NOTE<<                                                       4.63         02/29/2012          1,415,233
      530,000   US TREASURY NOTE<<                                                       5.13         05/15/2016            547,991
      632,000   US TREASURY NOTE<<                                                       4.63         11/15/2016            630,148
    2,309,000   US TREASURY NOTE<<                                                       4.63         02/15/2017          2,304,306

                                                                                                                         10,103,010
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $16,462,801)                                                                          16,437,644
                                                                                                                    ---------------
REPURCHASE AGREEMENTS - 2.07%
    2,597,000   GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                BY US GOVERNMENT SECURITIES (MATURITY VALUE $2,598,173)                  5.42         04/02/2007          2,597,000

TOTAL REPURCHASE AGREEMENTS (COST $2,597,000)                                                                             2,597,000
                                                                                                                    ---------------
COLLATERAL FOR SECURITIES LENDING - 40.40%

COLLATERAL INVESTED IN OTHER ASSETS - 40.40%
      157,913   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40         11/21/2007            157,995
      457,948   AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37         03/14/2008            458,008
        4,737   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.41         06/27/2007              4,739
        1,737   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47         01/18/2008              1,738
       13,107   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.32         07/10/2007             13,107
       15,791   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.45         09/27/2007             15,805
      118,719   AMSTEL FUNDING CORPORATION++                                             5.28         04/16/2007            118,477
       54,985   AMSTEL FUNDING CORPORATION                                               5.29         04/20/2007             54,841
      233,475   APRECO LLC++                                                             5.32         06/15/2007            230,960
       55,822   APRECO LLC++                                                             5.35         04/05/2007             55,798
      197,313   ASIF GLOBAL FINANCING+/-++                                               5.40         05/03/2007            197,326
       23,687   ATLAS CAPITAL FUNDING CORPORATION++                                      5.27         05/21/2007             23,518
      394,783   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.33         05/10/2007            394,783
      315,826   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30         04/25/2007            315,830
      394,783   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.39         10/25/2007            394,803
      532,910   ATOMIUM FUNDING LLC++                                                    5.30         05/11/2007            529,883
       18,160   BANK OF AMERICA CORPORATION                                              5.30         04/02/2007             18,160
      836,940   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.51         08/22/2007            836,940
       81,325   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.93         09/27/2007             81,578
      718,505   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.56         10/03/2007            718,900
    4,184,701   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
                (MATURITY VALUE $4,186,616)                                              5.49         04/02/2007          4,184,701
      947,479   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
                (MATURITY VALUE $947,912)                                                5.49         04/02/2007            947,479
      236,870   BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         07/17/2007            236,903
    1,263,306   BNP PARIBAS REPURCHASE AGREEMENT
                (MATURITY VALUE $1,263,884)                                              5.49         04/02/2007          1,263,306
      157,913   CAIRN HIGH GRADE FUNDING I LLC                                           5.29         05/08/2007            157,086
      205,287   CAIRN HIGH GRADE FUNDING I LLC++                                         5.29         04/23/2007            204,659
      284,244   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         05/10/2007            282,672
      233,870   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30         05/14/2007            232,441
      276,348   CAIRN HIGH GRADE FUNDING I LLC                                           5.30         06/07/2007            273,692
      221,079   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31         05/03/2007            220,081
        6,159   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43         08/20/2007              6,161
      394,783   CBA (DELAWARE) FINANCE INCORPORATED                                      5.28         05/31/2007            391,392
      480,040   CEDAR SPRINGS CAPITAL COMPANY                                            5.28         04/16/2007            479,061
      690,381   CEDAR SPRINGS CAPITAL COMPANY++                                          5.28         04/10/2007            689,573
       46,569   CEDAR SPRINGS CAPITAL COMPANY                                            5.29         04/18/2007             46,460
      473,140   CEDAR SPRINGS CAPITAL COMPANY++                                          5.29         05/08/2007            470,660
      343,556   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/11/2007            340,055
      307,931   CEDAR SPRINGS CAPITAL COMPANY++                                          5.31         06/14/2007            304,658
      214,509   CHARIOT FUNDING LLC++                                                    5.37         04/12/2007            214,196

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      15,791   CHEYNE FINANCE LLC++                                                     5.28%        04/17/2007    $        15,757
      157,913   CHEYNE FINANCE LLC                                                       5.29         05/14/2007            156,948
       71,061   CHEYNE FINANCE LLC++                                                     5.29         06/07/2007             70,378
      315,826   CHEYNE FINANCE LLC                                                       5.29         07/17/2007            310,963
      315,826   CHEYNE FINANCE LLC                                                       5.29         07/18/2007            310,919
      205,287   CHEYNE FINANCE LLC                                                       5.30         05/11/2007            204,121
    1,263,306   CHEYNE FINANCE LLC                                                       5.30         06/18/2007          1,249,144
      165,809   CHEYNE FINANCE LLC++                                                     5.31         04/13/2007            165,544
      394,783   CHEYNE FINANCE LLC+/-++                                                  5.34         02/25/2008            394,669
      157,913   CIT GROUP INCORPORATED+/-                                                5.42         12/19/2007            158,013
       16,944   CIT GROUP INCORPORATED+/-                                                5.58         05/18/2007             16,950
    1,491,200   CITIGROUP REPURCHASE AGREEMENT
                (MATURITY VALUE $1,491,882)                                              5.49         04/02/2007          1,491,200
       63,165   COMERICA BANK+/-                                                         5.34         07/20/2007             63,176
      111,408   CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                             5.32         05/14/2007            110,727
      315,826   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.30         04/12/2007            315,365
      631,653   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                       5.32         04/20/2007            629,998
       71,061   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.46         04/05/2007             71,061
       36,162   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.71         10/29/2007             36,256
        3,948   CROWN POINT CAPITAL COMPANY                                              5.29         04/17/2007              3,939
      659,714   DEER VALLEY FUNDING LLC++                                                5.30         04/04/2007            659,523
       42,479   DEER VALLEY FUNDING LLC++                                                5.30         04/05/2007             42,460
       27,082   DEER VALLEY FUNDING LLC++                                                5.30         04/13/2007             27,039
      187,332   DEER VALLEY FUNDING LLC++                                                5.30         05/15/2007            186,160
       75,119   DEER VALLEY FUNDING LLC++                                                5.31         04/10/2007             75,031
    1,046,633   DEER VALLEY FUNDING LLC                                                  5.32         04/02/2007          1,046,633
      361,116   DEER VALLEY FUNDING LLC                                                  5.34         05/07/2007            359,278
       32,025   ERASMUS CAPITAL CORPORATION++                                            5.33         06/15/2007             31,680
       13,359   FCAR OWNER TRUST SERIES II                                               5.29         06/22/2007             13,202
      315,826   FCAR OWNER TRUST SERIES II                                               5.31         06/11/2007            312,608
      157,913   FCAR OWNER TRUST SERIES II                                               5.31         06/21/2007            156,075
      102,644   FCAR OWNER TRUST SERIES II                                               5.31         07/20/2007            101,018
    2,689,107   FIRST BOSTON REPURCHASE AGREEMENT
                (MATURITY VALUE $2,690,337)                                              5.49         04/02/2007          2,689,107
      315,826   FIVE FINANCE INCORPORATED                                                5.31         06/22/2007            312,103
       15,791   FIVE FINANCE INCORPORATED+/-++                                           5.31         09/13/2007             15,796
      284,244   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.29         06/18/2007            281,057
       39,494   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.30         06/25/2007             39,011
        6,822   FOX TROT CDO LIMITED++                                                   5.27         04/11/2007              6,813
      252,661   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40         06/18/2007            252,661
      318,906   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.41         06/22/2007            318,998
      537,537   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50         06/15/2007            537,714
      207,972   GEORGE STREET FINANCE LLC++                                              5.30         04/10/2007            207,728
      477,624   GEORGE STREET FINANCE LLC++                                              5.33         04/30/2007            475,676
      394,783   GERMAN RESIDENTIAL FUNDING+/-++                                          5.34         08/22/2007            394,783
      394,783   GERMAN RESIDENTIAL FUNDING+/-++                                          5.37         08/22/2007            394,783
       11,843   GRAMPIAN FUNDING LIMITED                                                 5.29         05/22/2007             11,757
       65,281   HUDSON-THAMES LLC++                                                      5.28         04/02/2007             65,281
      550,517   HUDSON-THAMES LLC                                                        5.28         04/16/2007            549,394
      123,978   HUDSON-THAMES LLC                                                        5.29         04/20/2007            123,653
      486,594   HUDSON-THAMES LLC                                                        5.29         07/16/2007            479,173
       11,054   IBM CORPORATION SERIES MTN+/-                                            5.35         06/28/2007             11,056
      552,696   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39         09/17/2007            552,696
        3,948   IRISH LIFE & PERMANENT PLC++                                             5.28         04/04/2007              3,947
      132,237   KEEL CAPITAL INCORPORATED++                                              5.30         04/12/2007            132,043
      147,854   KLIO FUNDING CORPORATION++                                               5.30         04/12/2007            147,638
      173,705   KLIO FUNDING CORPORATION++                                               5.38         04/09/2007            173,527
      646,560   KLIO III FUNDING CORPORATION                                             5.29         05/08/2007            643,172
      237,391   KLIO III FUNDING CORPORATION++                                           5.31         04/24/2007            236,629
      160,614   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.28         04/09/2007            160,450
      153,207   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.32         04/16/2007            152,895
      148,075   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.33         04/20/2007            147,687
      361,053   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.33         04/23/2007            359,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     552,696   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.59%        05/31/2007    $       552,812
       88,589   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                     5.48         04/20/2007             88,596
       77,377   LIBERTY HARBOUR CDO II LIMITED++                                         5.31         04/13/2007             77,254
       39,478   LIBERTY LIGHT US CAPITAL+/-++                                            5.38         11/21/2007             39,496
       63,165   LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                5.50         04/16/2007             63,168
      789,566   LIQUID FUNDING LIMITED+/-++                                              5.29         08/15/2007            774,114
      789,566   LIQUID FUNDING LIMITED                                                   5.30         04/23/2007            787,150
       23,687   LIQUID FUNDING LIMITED++                                                 5.31         07/16/2007             23,326
       15,791   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                5.33         02/15/2008             15,787
       19,850   MANE FUNDING CORPORATION                                                 5.30         04/12/2007             19,821
       11,843   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.59         01/02/2008             11,866
        2,685   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39         08/24/2007              2,685
       47,374   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47         08/27/2007             47,408
        7,896   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.56         04/20/2007              7,896
      394,783   METLIFE GLOBAL FUNDING I+/-++                                            5.31         02/22/2008            394,783
       33,951   MORGAN STANLEY+/-                                                        5.48         11/09/2007             33,980
      242,792   MORGAN STANLEY SERIES EXL+/-SS.                                          5.38         05/15/2008            242,806
      394,783   NATEXIS BANQUES POPULAIRES+/-++                                          5.35         11/09/2007            394,803
    3,888,913   NATEXIS BANQUES POPULAIRES+/-                                            5.59         01/25/2008          3,895,019
      622,968   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48         07/20/2007            623,292
       39,478   NATIONWIDE BUILDING SOCIETY+/-                                           5.48         07/20/2007             39,505
       46,426   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.28         04/09/2007             46,379
       15,207   NORTH SEA FUNDING++                                                      5.29         04/16/2007             15,176
      741,482   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34         09/24/2007            741,624
      623,757   SAINT GERMAIN FUNDING                                                    5.32         04/24/2007            621,755
       56,849   SCALDIS CAPITAL LIMITED++                                                5.35         04/16/2007             56,733
      378,992   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.32         04/11/2007            378,992
      284,244   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33         10/26/2007            284,241
      315,826   SLM CORPORATION+/-++SS.                                                  5.32         05/12/2008            315,858
       96,643   SLM CORPORATION SERIES MTN1+/-                                           5.58         07/25/2007             96,714
       27,872   SOCIETE GENERALE NORTH AMERICA                                           5.31         06/20/2007             27,551
      189,496   STANFIELD VICTORIA FUNDING LLC++                                         5.30         04/25/2007            188,861
      117,645   STANFIELD VICTORIA FUNDING LLC                                           5.30         06/21/2007            116,276
       15,791   TANGO FINANCE CORPORATION                                                5.38         04/05/2007             15,784
       55,270   TASMAN FUNDING INCORPORATED++                                            5.30         05/16/2007             54,916
       89,031   TICONDEROGA FUNDING LLC                                                  5.30         04/04/2007             89,006
    1,579,132   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.64         12/31/2007          1,579,138
      303,493   TRAVELERS INSURANCE COMPANY+/-                                           5.39         02/08/2008            303,487
        4,043   TULIP FUNDING CORPORATION                                                5.29         04/25/2007              4,029
      394,783   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++SS.                    5.34         05/08/2008            394,827
       26,845   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.34         12/13/2007             26,831
       85,273   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.35         12/03/2007             85,300
       23,687   VERSAILLES CDS LLC++                                                     5.28         04/16/2007             23,639
      789,566   VERSAILLES CDS LLC++                                                     5.40         04/11/2007            788,532
      268,453   VETRA FINANCE CORPORATION++                                              5.28         04/23/2007            267,631
        2,369   WACHOVIA CORPORATION+/-                                                  5.41         07/20/2007              2,370
      403,500   WHISTLEJACKET CAPITAL LIMITED                                            5.31         04/27/2007            402,027
      260,557   WHITE PINE FINANCE LLC+/-++                                              5.32         04/20/2007            260,559
      126,331   WHITE PINE FINANCE LLC+/-++                                              5.33         06/21/2007            126,350
      736,207   WORLD OMNI VEHICLE LEASING++                                             5.30         04/18/2007            734,492
      194,754   WORLD OMNI VEHICLE LEASING++                                             5.36         04/19/2007            194,271
        7,896   WORLD SAVINGS BANK FSB+/-                                                5.42         06/01/2007              7,897
        1,579   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36         10/19/2007              1,580

                                                                                                                         50,619,829
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,619,829)                                                               50,619,829
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   VT TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $191,136,210)*                                     152.67%                                                    $   191,266,759

OTHER ASSETS AND LIABILITIES, NET                        (52.67)                                                        (65,981,978)
                                                         ------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $   125,284,781
                                                         ------                                                     ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL       SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
SCHEDULE OF TBA SALE COMMITMENTS - (3.73%)
     (318,000)  FNMA TBA%%                                                               5.50%        04/01/2020    $      (318,696)
     (526,000)  FNMA TBA%%                                                               5.00         04/01/2034           (508,083)
   (3,891,000)  FNMA TBA%%                                                               5.50         04/01/2034         (3,849,658)

TOTAL SCHEDULE OF TBA SALE COMMITMENTS (TOTAL PROCEEDS$(4,688,034))                                                 $    (4,676,437)
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

VARIABLE TRUST NOTES

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 21, 2007

/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 7, 2007

/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                            Wells Fargo Funds Trust


                                            By:      /s/ Karla M. Rabusch
                                                     Karla M. Rabusch
                                                     President
                                            Date: May 21, 2007


                                            By:      /s/ A. Erdem Cimen
                                                     A. Erdem Cimen
                                                     Treasurer
                                            Date: May 7, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                            Wells Fargo Funds Trust



                                            By:      /s/ Karla M. Rabusch
                                                     Karla M. Rabusch
                                                     President
                                            Date: May 21, 2007


                                            By:      /s/ A. Erdem Cimen
                                                     A. Erdem Cimen
                                                     Treasurer
                                            Date: May 7, 2007